Filed pursuant to Rule 497(e)
Registration No. 033-48907

BMO Funds, Inc.

Statement of Additional Information

December 29, 2014, as supplemented August 25, 2015

Equity Funds

• BMO Low Volatility Equity Fund
	Class I (MLVEX)	Class A (BLVAX)
• BMO Dividend Income Fund
	Class I (MDIVX)	Class A (BADIX)
• BMO Large-Cap Value Fund
Class Y (MREIX)	Class I (MLVIX)	Class A (BALVX)
• BMO Large-Cap Growth Fund
Class Y (MASTX)	Class I (MLCIX)	Class A (BALGX)
• BMO Mid-Cap Value Fund
Class Y (MRVEX)	Class I (MRVIX)	Class A (BAMCX)	Class R3 (BMVDX)	Class R6 (BMVGX)
• BMO Mid-Cap Growth Fund
Class Y (MRMSX)	Class I (MRMIX)	Class A (BGMAX)	Class R3 (BMGDX)	Class R6 (BMGGX)
• BMO Small-Cap Value Fund
	Class I (MRSNX)	Class A (BACVX)	Class R3 (BSVDX)	Class R6 (BSVGX)
• BMO Small-Cap Core Fund
	Class I (BSCNX)	Class A (BCCAX)
• BMO Small-Cap Growth Fund
Class Y (MRSCX)	Class I (MSGIX)

International and Global Funds

• BMO Global Low Volatility Equity Fund
	Class I (BGLBX)	Class A (BAEGX)
• BMO Pyrford Global Equity Fund
	Class I (BGENX)	Class A (BAGEX)
• BMO Pyrford International Stock Fund
Class Y (MISYX)	Class I (MISNX)	Class A (BPIAX)	Class R3 (BISDX)	Class R6 (BISGX)
• BMO LGM Emerging Markets Equity Fund
	Class I (MIEMX)	Class A (BAEMX)
• BMO TCH Emerging Markets Bond Fund
	Class I (MEBIX)	Class A (BAMEX)

Fixed Income Funds

• BMO Ultra Short Tax-Free Fund
Class Y (MUYSX)	Class I (MUISX)	Class A (BAUSX)
• BMO Short Tax-Free Fund
Class Y (MTFYX)	Class I (MTFIX)	Class A (BASFX)
• BMO Short-Term Income Fund
Class Y (MSINX)	Class I (MSIFX)	Class A (BTMAX)
• BMO Intermediate Tax-Free Fund
Class Y (MITFX)	Class I (MIITX)	Class A (BITAX)
• BMO Mortgage Income Fund
Class Y (MRGIX)	Class I (MGIIX)	Class A (BMTAX)

• BMO TCH Intermediate Income Fund
	Class I (MIBIX)	Class A (BAIIX)
• BMO TCH Corporate Income Fund
Class Y (MCIYX)	Class I (MCIIX)	Class A (BATIX)
• BMO TCH Core Plus Bond Fund
Class Y (MCYBX)	Class I (MCBIX)	Class A (BATCX)
• BMO Monegy High Yield Bond Fund
	Class I (MHBNX)	Class A (BMHAX)
• BMO Multi-Asset Income Fund
	Class I (BMANX)	Class A (BAMIX)

Money Market Funds

• BMO Government Money Market Fund
Class Y (MGYXX)	Class I (MGNXX)
• BMO Tax-Free Money Market Fund
Class Y (MTFXX)	Class I (MFIXX)
• BMO Prime Money Market Fund
Class Y (MARXX)	Class I (MAIXX)

Asset Allocation – Target Date Funds

• BMO Target Retirement 2010 Fund
Class Y (BTRYX)	Class I (BTRIX)	Class R3 (BTRRX)	Class R6 (BTRTX)
• BMO Target Retirement 2015 Fund
Class Y (BRTAX)	Class I (BRTBX)	Class R3 (BRTCX)	Class R6 (BRTDX)
• BMO Target Retirement 2020 Fund
Class Y (BTRDX)	Class I (BTREX)	Class R3 (BTRFX)	Class R6 (BTRGX)
• BMO Target Retirement 2025 Fund
Class Y (BRTEX)	Class I (BRTFX)	Class R3 (BRTGX)	Class R6 (BRTHX)
• BMO Target Retirement 2030 Fund
Class Y (BTRHX)	Class I (BTRJX)	Class R3 (BTRKX)	Class R6 (BTRLX)
• BMO Target Retirement 2035 Fund
Class Y (BRTIX)	Class I (BRTJX)	Class R3 (BRTKX)	Class R6 (BRTLX)
• BMO Target Retirement 2040 Fund
Class Y (BTRMX)	Class I (BTRNX)	Class R3 (BTRPX)	Class R6 (BTRQX)
• BMO Target Retirement 2045 Fund
Class Y (BRTMX)	Class I (BRTOX)	Class R3 (BRTPX)	Class R6 (BRTQX)
• BMO Target Retirement 2050 Fund
Class Y (BTRUX)	Class I (BTRVX)	Class R3 (BTRWX)	Class R6 (BTRZX)
• BMO Target Retirement 2055 Fund
Class Y (BRTRX)	Class I (BRTSX)	Class R3 (BRTTX)	Class R6 (BRTUX)

Asset Allocation – Target Risk Funds

• BMO Conservative Allocation Fund
Class Y (BDVYX)	Class I (BDVIX)	Class R3 (BDVRX)	Class R6 (BDVSX)
• BMO Moderate Allocation Fund
Class Y (BMBYX)	Class I (BMBHX)	Class R3 (BMBQX)	Class R6 (BMBTX)
• BMO Balanced Allocation Fund
Class Y (BGRYX)	Class I (BGRHX)	Class R3 (BGRRX)	Class R6 (BGRQX)
• BMO Growth Allocation Fund
Class Y (BABYX)	Class I (BABHX)	Class R3 (BABRX)	Class R6 (BABQX)
• BMO Aggressive Allocation Fund
Class Y (BDSYX)	Class I (BDSHX)	Class R3 (BDSRX)	Class R6 (BDSQX)

This Statement of Additional Information (SAI) is not a Prospectus and should be read in conjunction with the Prospectuses for the BMO Funds listed above (each, a Fund and collectively, the Funds) each dated December 29, 2014 for the Target Risk Funds and December 29, 2014, as supplemented for the Target Date, Equity, International and Global, Fixed Income, and Money Market Funds. This SAI incorporates by reference the financial statements for the year ended August 31, 2014 from the Funds’ August 31, 2014 Annual Reports. You may obtain the Prospectuses and the Annual Reports without charge by calling BMO Funds U.S. Services at 1-800-236-FUND (3863), or you can visit the BMO Funds’ website at http://www.bmofunds.com.

111 East Kilbourn Avenue, Suite 200, Milwaukee WI 53202

BMO INVESTMENT DISTRIBUTORS, LLC

Distributor

i

HOW ARE THE FUNDS ORGANIZED?

BMO Funds, Inc. (formerly known as Marshall Funds, Inc.) (the Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992. On May 17, 2013, the Corporation changed its corporate name to BMO Funds, Inc. Effective July 5, 2011, the Bank of Montreal, a publicly-traded Canadian banking institution (BMO), acquired Marshall & Ilsley Corporation, the former parent company of M&I Investment Management Corp. (IMC). As a result of the transaction, Marshall Funds, Inc. began doing business as BMO Funds, Inc., and each Fund was renamed as a BMO Fund. Effective June 1, 2012, as part of an internal restructuring, IMC, the Funds’ investment adviser, merged with and into Harris Investment Management, Inc. and the combined entity was renamed BMO Asset Management Corp. (Adviser). Additionally, effective September 1, 2012, as part of an internal restructuring, Marshall & Ilsley Trust Company N.A. (M&I Trust), custodian to certain of the Funds, merged into BMO Harris Bank N.A. (BMO Harris Bank). Effective September 12, 2014, as part of an internal restructuring, M&I Distributors, LLC (MID), distributor to the Funds, was renamed BMO Investment Distributors, LLC.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. Currently, the Corporation offers 43 separate series.

The Board of Directors of the Corporation (Board) has established certain classes of shares with respect to each Fund as follows:

Fund	Investor Class Shares (Class Y)	Institutional Class Shares (Class I)	Advisor Class Shares (Class A)	Retirement Class Shares (Class R3)	Retirement Class Shares (Class R6)
Low Volatility Equity		✓	✓
Dividend Income		✓	✓
Large-Cap Value	✓	✓	✓
Large-Cap Growth	✓	✓	✓
Mid-Cap Value	✓	✓	✓	✓	✓
Mid-Cap Growth	✓	✓	✓	✓	✓
Small-Cap Value		✓	✓	✓	✓
Small-Cap Core		✓	✓
Small-Cap Growth	✓	✓
Global Low Volatility Equity		✓	✓
Pyrford Global Equity		✓	✓
Pyrford International Stock	✓	✓	✓	✓	✓
LGM Emerging Markets Equity*		✓	✓
TCH Emerging Markets Bond		✓	✓
Ultra Short Tax-Free	✓	✓	✓
Short Tax-Free	✓	✓	✓
Short-Term Income	✓	✓	✓
Intermediate Tax-Free	✓	✓	✓
Mortgage Income*	✓	✓	✓
TCH Intermediate Income*		✓	✓
TCH Corporate Income	✓	✓	✓
TCH Core Plus Bond	✓	✓	✓
Monegy High Yield Bond		✓	✓
Multi-Asset Income		✓	✓
Government Money Market	✓	✓		✓	✓
Tax-Free Money Market	✓	✓		✓	✓

Fund	Investor Class Shares (Class Y)	Institutional Class Shares (Class I)	Advisor Class Shares (Class A)	Retirement Class Shares (Class R3)	Retirement Class Shares (Class R6)
Prime Money Market	✓	✓		✓	✓
Target Retirement 2010	✓	✓		✓	✓
Target Retirement 2015	✓	✓		✓	✓
Target Retirement 2020	✓	✓		✓	✓
Target Retirement 2025	✓	✓		✓	✓
Target Retirement 2030	✓	✓		✓	✓
Target Retirement 2035	✓	✓		✓	✓
Target Retirement 2040	✓	✓		✓	✓
Target Retirement 2045	✓	✓		✓	✓
Target Retirement 2050	✓	✓		✓	✓
Target Retirement 2055	✓	✓		✓	✓
Conservative Allocation*	✓	✓		✓	✓
Moderate Allocation*	✓	✓		✓	✓
Growth Balanced*	✓	✓		✓	✓
Growth Allocation*	✓	✓		✓	✓
Aggressive Allocation*	✓	✓		✓	✓

*	Effective March 1, 2014, the BMO Government Income Fund was renamed the BMO Mortgage Income Fund. Effective March 31, 2014, the BMO Short-Intermediate Bond Fund was renamed the TCH Intermediate Income Fund. Effective July 29, 2014, the BMO Lloyd George Emerging Markets Equity Fund was renamed the BMO LGM Emerging Markets Equity Fund. Effective December 19, 2014 the BMO Diversified Income Fund was renamed the BMO Conservative Allocation Fund, the BMO Moderate Balanced Fund was renamed the BMO Moderate Allocation Fund, the BMO Growth Balanced Fund was renamed the BMO Balanced Allocation Fund, the BMO Aggressive Allocation Fund was renamed the BMO Growth Allocation Fund, and the BMO Diversified Stock Fund was renamed the BMO Aggressive Allocation Fund.

The Adviser has retained the following sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) for certain Funds:

Fund Name	Sub-Adviser
Pyrford Global Equity	Pyrford International, Ltd. (Pyrford)
Pyrford International Stock	Pyrford International, Ltd. (Pyrford)
LGM Emerging Markets Equity	LGM Investments Limited (LGM Investments)
TCH Emerging Markets Bond	Taplin, Canida & Habacht, LLC (TCH)
TCH Intermediate Income Bond	Taplin, Canida & Habacht, LLC (TCH)
TCH Corporate Income	Taplin, Canida & Habacht, LLC (TCH)
TCH Core Plus Bond	Taplin, Canida & Habacht, LLC (TCH)
Monegy High Yield Bond	Monegy, Inc. (Monegy)

This SAI contains additional information about the Corporation and the Funds. This SAI uses the same terms as defined in the Funds’ Prospectuses.

The definitions of the terms “series” and “class” in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL), differ from the meanings assigned to those terms in the Prospectuses and this SAI. The Corporation’s Articles of Incorporation reconcile this inconsistency in terminology and provide that the Prospectuses and SAI may use the meanings assigned the terms in such documents.

SECURITIES, TRANSACTIONS, INVESTMENT TECHNIQUES AND RISKS

The following information supplements the discussion of each Fund’s securities and investment techniques that are described in the Prospectus.

For each of the Target Date Funds and the Target Risk Funds, the following combined summary discloses the investment strategies of the underlying funds in which the Target Date and Target Risk Funds invest. Certain investments, techniques, and risks will only apply to your Target Date or Target Risk Fund to the extent it is invested in an underlying fund that invests in or engages in those investments, techniques, or strategies or directly invests in or engages in such investments, techniques, or strategies. With respect to the disclosure in this section of the SAI, the term “Fund” includes underlying funds in which the Target Date and Target Risk Funds invest. Unless otherwise prohibited by the description in the relevant Fund’s prospectus or this SAI, each Target Date or Target Risk Fund may invest directly or indirectly in underlying funds that engage in the investments and strategies described below.

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

Alternative Asset Classes. As a non-principal investment strategy, each Fund may invest up to 5% of its total assets in underlying funds that invest primarily in alternative asset classes such as real estate, commodity-linked investments and other instruments that derive their value from natural resources.

Investments in alternative asset classes may subject an underlying fund to greater volatility than investments in traditional securities. The performance of commodity futures and other commodity-linked investments may not be correlated to the securities markets and is affected by events, developments, and conditions relevant to the particular commodity, including periods of illiquidity, counterparty risk, demand and supply, weather, tariffs, embargoes, government regulation and intervention, interest rates, and other factors. Investments in natural resources, real estate, and other alternative investments may also be illiquid, difficult to price, and leveraged so that small changes in value may produce disproportionate losses. Investments relating to natural resources can be significantly affected by events relating to international political and economic developments, commodity prices and taxes, and other government intervention. Investments related to real estate may be affected by interest rates, availability of construction and mortgage capital, consumer confidence, economic conditions in particular regions, real estate values, catastrophic events, and environmental and tax laws, among other factors.

Asset-Backed/Privately-Issued Mortgage-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. The value and liquidity of asset-backed and mortgage-backed securities in which a Fund invests may be adversely affected by downturns in the sub-prime mortgage lending market. Concerns about defaults on sub-prime loans, which are made to borrowers with low credit ratings and other factors that increase the risk of default, have and may continue to create heightened volatility and turmoil in the credit markets. Asset-backed and mortgage-backed securities may be supported by credit enhancements. However, there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities also may resemble some types of collateralized mortgage obligations (CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

Mortgage-backed securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities, and other terms. Mortgages may have fixed or adjustable interest rates. Adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

CMOs are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate fewer interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of the mortgages underlying mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes’ share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London Interbank Offered Rates (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs)

(offerings of multiple class mortgage-backed securities that qualify and elect treatment as such under provisions of the Internal Revenue Code of 1986, as amended (Code)) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payments of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities. For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities. Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities and cause their value to decline more than traditional fixed income securities.

Bank Instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker’s acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million, or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank’s irrevocable letter of credit or unconditional guaranty also will be treated as bank instruments.

Foreign Bank and Money Market Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs), and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments that may adversely affect the payment of principal or interest, foreign withholding or other taxes, difficulties in obtaining or enforcing a judgment against the issuing bank, and possible interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Funds may borrow money directly or through reverse repurchase agreements and pledge some assets as collateral. If a Fund borrows, it will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by a Fund from any securities purchased with borrowed money. With respect to borrowings, a Fund is required to maintain continuous asset coverage within the limits of the Investment Company Act of 1940, as amended (1940 Act), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Borrowing by a Fund will involve special risk considerations, including that a Fund may have to sell portfolio securities to reduce its borrowings and restore the appropriate asset coverage even if it must sell the securities at a loss.

The Corporation has established a line of credit with a bank by which the Funds and certain underlying funds may borrow money for temporary or emergency purposes.

The Corporation received an exemptive order from the Securities and Exchange Commission (SEC) on July 30, 2014 permitting the Funds to participate in an interfund lending program, subject to their investment policies. This program allows a Fund to lend cash to and borrow cash from other BMO Funds for temporary purposes, although the Money Market Funds will not participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Fund under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Fund. A Fund will participate in the program only to the extent that its participation is consistent with the Fund’s investment policies and limitations. The Board is responsible for overseeing and periodically reviewing the interfund lending program.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper represents an issuer’s draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the interest rate and credit risk as compared to other debt securities of the same issuer.

The Funds may invest in commercial paper issued under Section 4(a)(2) of the Securities Act of 1933, as amended (1933 Act). By law, the sale of Section 4(a)(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Funds. A Fund purchasing Section 4(a)(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(a)(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(a)(2) commercial paper and, thus, provide liquidity.

The Adviser determines whether Section 4(a)(2) commercial paper and certain other restricted securities are liquid in accordance with the Funds’ procedures. Section 4(a)(2) commercial paper and other restricted securities that the Adviser has determined to be liquid are not subject to a Fund’s investment limitation applicable to illiquid securities.

Concentration. Each of the Equity, International and Global, Fixed Income Funds, and Money Market Funds has adopted a fundamental investment policy that prohibits those Funds from investing 25% or more of its assets in the securities of companies in any one industry (except as described under “Investment Limitations—Fundamental Limitations—Concentration of Investments”). This policy does not apply to securities in which a Fund may invest that are issued by other investment companies, or to securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities, or political subdivisions. For purposes of this policy, the Adviser determines industry classifications for the Equity Funds, Global Low Volatility Equity Fund, Pyrford Global Equity Fund, Pyrford International Stock Fund, LGM Emerging Markets Equity Fund, and Multi-Asset Income Fund in accordance with the Global Industry Classification Standards, an industry classification system developed by Standard & Poor’s Corporation in collaboration with Morgan Stanley Capital International, or other sources. In the absence of such classification, or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time. For purposes of the fundamental investment policy regarding industry concentration, “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources.

Convertible Securities are fixed income securities that give the holder the option to exchange for equity securities at a specified conversion price within a specified time. The option allows the holder to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if the holder owns fixed income securities convertible into shares of common stock at a conversion price of $10 per share and the shares have a market value of $12, the holder could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the holder to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

The Money Market Funds may not purchase convertible securities.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. In certain cases, credit-enhanced securities may be treated as having been issued both by the issuer and the credit enhancer.

Demand Features. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit the holder to demand payment of the value of the security (plus any accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy) will negatively affect the liquidity of the security. Other events also may terminate a demand feature which also causes liquidity to be affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment, and the notice period for demand typically ranges from one to seven days. Many master notes give the holder the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest. The Low Volatility Equity, Dividend Income, Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, Pyrford International Stock, LGM Emerging Markets Equity, and Intermediate Tax-Free Funds may not purchase demand master notes.

Depositary Receipts. Depositary receipts are securities representing common stock in non-U.S. issuers. American Depositary Receipts (ADRs) are receipts issued by a U.S. bank that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts issued by foreign banks or trust companies or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities. The Intermediate Tax-Free and the Money Market Funds may not purchase depositary receipts. Only Global Low Volatility Equity, Pyrford Global Equity Fund, Pyrford International Stock, LGM Emerging Markets Equity, and TCH Emerging Markets Bond may purchase EDRs and GDRs.

Derivative Instruments. Derivative instruments are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices, or other assets. Some derivative instruments (such as futures, forwards, and options) require payments relating to a future trade involving the underlying asset. Other derivative instruments (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative instrument is referred to as a counterparty.

The Money Market Funds may not purchase or sell derivative instruments. The other Funds, in pursuing their individual objectives and to the extent specified herein or in the Prospectuses, may (i) purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, and foreign currencies, (ii) enter into interest rate, foreign currency, and index futures contracts, and (iii) purchase and sell options on such futures contracts for hedging purposes to seek to replicate the composition and performance of a particular index or as part of their overall investment strategies. The Funds may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds may enter into swap agreements with respect to interest rates and indexes of securities, and to the extent a Fund may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Equity, International and Global, Fixed Income, and underlying Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts or futures options, are traded in the future, the Board may authorize their use.

The Fixed Income and underlying Funds may use financial futures contracts and options as tools in managing duration, which measures a fixed income security’s average life and reflects the present value of the security’s cash flow. Selling futures contracts or purchasing put options can accomplish the shortening of a portfolio’s duration in anticipation of higher interest rates. Conversely, purchasing futures contracts or call options can accomplish the lengthening of portfolio duration in anticipation of lower interest rates. The use of these instruments in this manner is preferred to either liquidating or purchasing securities held by the Funds to achieve the portfolio’s duration targets because it reduces transaction costs to the Funds. In addition, the use of financial futures contracts and related options permits the Funds’ portfolio managers to react in a more timely manner to changes in interest rates.

The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s investment adviser to forecast interest rates and other economic factors correctly. If a Fund’s investment adviser or subadviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to a risk of loss.

The Funds might not employ any of the strategies described herein and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values, or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. Although some strategies involving derivative instruments can reduce the risk of loss for a Fund, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in related investments or otherwise due to (i) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, (ii) the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and (iii) the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxable to shareholders at ordinary income tax rates for federal income tax purposes) than if it had not used such instruments. If a Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class. Additionally, a loss may be sustained by a Fund as a result of the failure of a counterparty to a derivative contract to make required payments or otherwise fulfill its obligations under the derivative contract’s terms.

Each Fund is operated by a person that has claimed an exclusion from the registration as a “commodity pool operator” (“CPO”) in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”), and, therefore, such person is not subject to registration or regulation as a CPO with respect to the Funds under the CEA. As a result, each Fund must comply with one of the exclusions set forth in Rule 4.5, which limits a Fund’s investment in commodity futures, options on commodity futures, or certain swaps (used for purposes other than “bona fide hedging,” as such term is defined in the rules of the Commodities Futures Trading Commission (CFTC)). If a Fund is no longer operated in compliance with the exclusion, the Adviser and any Sub-Adviser would be subject to regulation under the CEA. The CFTC has neither reviewed nor approved reliance on these exclusions, or the Funds, their investment strategies, or this statement of additional information.

Exchange-Traded Funds (“ETFs”). Each share of an ETF represents an undivided ownership interest in the portfolio of stocks held by an ETF. ETFs are investment companies that are bought and sold on a securities exchange. ETFs acquire and hold either (i) shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or (ii) shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.” Creation units are issued to anyone who deposits a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends on the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Multi-Asset Income Fund intends to be a long-term investor in ETFs and does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s best interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

In connection with its investment in ETF shares, the Fund will incur various costs. The Fund may also realize capital gains or losses when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs. In addition, the Fund is subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, Trustees fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the net asset value of ETFs and therefore the shares representing a beneficial interest therein.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Adviser believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy or sell a security or commodity for a set price on a future date. These contracts are traded on exchanges so that, in most cases, either party can close out its position on the exchange for cash without delivering the security or commodity. An option on a futures contract (futures option) gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option at a specified price and on or before a specified expiration date.

A Fund, other than a Money Market Fund, may invest in financial futures contracts and options thereon with respect to, but not limited to, interest rates and security indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency, or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency, or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including the S&P 500, the S&P Midcap 400, the Nikkei 225, the NYSE composite, U.S. Treasury bonds, U.S. Treasury notes, the Government National Mortgage Association (GNMA) Certificates, three-month U.S. Treasury bills, 90-day commercial paper, bank certificates of deposit, Eurodollar certificates of deposit, the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, the Mexican peso, and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

A Fund, other than a Money Market Fund, may purchase or write call futures options and put futures options, to the extent specified herein or in the Prospectus. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets (initial margin) determined to be liquid by the Adviser. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired on that date. In computing daily net asset value, the Fund will mark to market its open futures positions.

A Fund also is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally those obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

A Fund may write a covered straddle consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such a case, the Fund also will segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, a Fund will maintain assets determined to be liquid by the Adviser with its custodian in an amount that, when added to the amounts deposited with a futures commission merchant as margin are equal to the market value of the instruments underlying the futures contract. These amounts will be marked to market on a daily basis, resulting in adjustments to the amounts maintained with the custodian. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price not lower than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain assets determined to be liquid by the Adviser with its custodian in an amount that is equal to the market value of the instruments underlying the contract; provided that for cash-settled futures, a Fund may segregate only the net amount due on the contract on a mark-to-market basis. These amounts will be marked to market on a daily basis, resulting in adjustments to the amounts maintained with the custodian. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with a Fund’s custodian).

When selling a call option on a futures contract, a Fund will maintain assets determined to be liquid by the Adviser with its custodian in an amount that, when added to the amounts deposited with a futures commission merchant as margin, is equal to the market value of the futures contract underlying the call option. These amounts will be marked to market on a daily basis, resulting in adjustments to the amounts maintained with the custodian. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain assets determined to be liquid by the Adviser with its custodian in an amount that is equal to the purchase price of the futures contract, less any margin on deposit. These amounts will be marked to market on a daily basis, resulting in adjustments to the amounts maintained with the custodian. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract, so long as the strike price of the purchased put option is not lower than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in its Prospectus.

The requirements for qualification as a regulated investment company (RIC) under the Code also may limit the extent to which a Fund may enter into futures, futures options, or forward contracts.

Risks Associated with Futures and Options Generally. The following describes the general risks of investing in futures and options:

Management Risk. Financial futures contracts and related options are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. A Fund’s use of financial futures and options may not always be a successful strategy and using them could lower a Fund’s return. Further, if the Adviser incorrectly forecasts interest rates or other economic factors and has taken positions in financial futures contracts or options contrary to prevailing market trends, a Fund could be exposed to a risk of loss.

Correlation Risk. Imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by a Fund may result in losses in excess of the amount invested in these instruments.

Market Risk. Financial futures contracts and related options, like most other investments, are subject to the risk that the market value of the investment will decline. Adverse movements in the value of the underlying assets can expose the Funds to losses.

Exchange Limit Risk. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Liquidity Risk. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, in which case the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed herein are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Counterparty Risk. A loss may be sustained as a result of the failure of another party to the contract to make required payments or otherwise fulfill its obligations under the contract’s terms.

Risks Associated with Hedging Transactions. Several risks are associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. No guarantee exists that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, significant differences may exist between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will not write a call option or put option unless the option is “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund (or, if additional cash consideration is required, cash or other assets determined to be liquid in such amount are segregated). For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in an amount equal to the contract value of the index. A call option also is covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Adviser equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser.

If an option written by a Fund expires unexercised, the Fund realizes a short-term capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). No assurance exists, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell a put or call option it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option being sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Fund may write a covered straddle consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are designated for such purpose on the

Fund’s books to meet the Fund’s immediate obligation. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such a case, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Several risks are associated with transactions in options on securities and on indexes. For example, significant differences exist between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. A decision as to whether, when, and how to use options involves the exercise of skill and judgment. Even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put) or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

No assurance exists that there will be a liquid market when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Foreign Currency Transactions. Foreign currency transactions generally are used by Small-Cap Core, Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, TCH Core Plus Bond, TCH Emerging Markets Bond, Multi-Asset Income, Target Date, and Target Risk Funds to obtain foreign currencies to settle securities transactions. They also can be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When a Fund uses foreign currency exchanges as a hedge, it also may limit potential gain that could result from an increase in the value of such currencies. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations. Foreign currency hedging transactions include forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies.

Exchange-Traded Futures Contracts. Exchange-traded futures contracts for the purchase or sale of foreign currencies (Foreign Currency Futures) are used to hedge against anticipated changes in exchange rates that might adversely affect the value of a Fund’s portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date.

If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund’s security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, the challenges of precisely matching Forward Contract amounts, and because of the constantly changing value of the securities involved. A Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of a Fund’s assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, which is known as cross-hedging.

In these transactions, a Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents, or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily.

Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

Some Forward Contracts do not provide for physical settlement of two currencies. Instead, these contracts are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (a “non-deliverable forward”). Under definitions adopted by the CFTC and the Securities and Exchange Commission, non-deliverable forwards are considered swaps. Although non-deliverable forwards have historically been traded in the over-the-counter (OTC) market, as swaps, they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see the later discussion of “Swap Agreements and Options on Swap Agreements.”

Foreign Currency Options. A Fund that invests in foreign currency-denominated securities may buy or sell put and call options on foreign currencies, either on U.S. or foreign exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.

Purchasing and writing put and call options on foreign currencies are used to protect a Fund’s portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium as well as incur related transaction costs.

Additional Risks of Futures Contracts and Options. Options on securities, futures contracts, and foreign currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal, and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. A Fund, other than a Money Market Fund, may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security indexes, specific securities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. A Fund also may enter into options on swap agreements (swap options).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few weeks to more than one year. A swap agreement may be negotiated bilaterally and traded over-the-counter between two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. With a floating rate, the fee may be pegged to a base rate, such as the LIBOR and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (as the buyer) will receive the full notional value of a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a net basis. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the net amount). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Adviser, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be senior securities for purposes of the Fund’s investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the ability of the Adviser to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Certain restrictions imposed on the Funds by the Code for qualification as a RIC may limit each Fund’s ability to use swap agreements.

Because uncleared swaps are two-party contracts and because they may have terms of greater than seven days, they may be considered to be illiquid. If a swap transaction is particularly large or if the relevant market is illiquid, a Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Moreover, in an uncleared swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. The Funds will enter into uncleared swaps only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). However, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

As noted above, certain types of swaps currently are, and more in the future will be, centrally cleared. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps, but it does not eliminate those risks completely. Swaps that are centrally cleared are subject to the creditworthiness of the clearing organization involved in the transaction. For example, an investor could lose margin payments it has deposited with its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization if the clearing organization becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no Futures Commission Merchant or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is possible that developments in the swaps market, including government regulations, could affect each Fund’s ability to utilize swaps.

Structured Notes and Indexed Securities. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund (except Small-Cap Core, Global Low Volatility Equity, Pyrford Global Equity, and Multi-Asset Income) invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

Hybrid Instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index, or another interest rate, or some other economic factor (each a benchmark). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment objectives, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. A Fund’s purchase of a hybrid also exposes the Fund to the credit risk of the issuer of the hybrid. Those risks may cause significant fluctuations in the net asset value of the Fund. Each Fund will not invest more than 5% of its total assets at time of investment in hybrid instruments. The Money Market Funds may not purchase or sell hybrid instruments.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in those products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Dollar Rolls are transactions whereby a Fund (except Small-Cap Core, Global Low Volatility Equity, Pyrford Global Equity Fund, Multi-Asset Income) sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are “to be announced” mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks. Dollar roll transactions will cause a Fund to have an increased portfolio turnover rate.

Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond’s coupon rate, maturity date and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure of price sensitivity to interest rate changes. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%.

Equity Securities are fundamental units of ownership in a company. The following describes the types of equity securities in which the Equity, Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, Target Date, and Target Risk Funds may invest:

Common Stocks are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Common Stocks of Foreign Companies are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Master Limited Partnerships (MLPs) and Other Publicly Traded Partnerships are limited partnerships (or limited liability companies), the units of which are listed and traded on a securities exchange. The Funds may invest in publicly traded partnerships that are expected to be treated as “qualified publicly traded partnerships” for federal income tax purposes. These include MLPs and other entities qualifying under limited exceptions in the Code. Many MLPs derive income and capital gains from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource, or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Funds may purchase common units of an MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors.

MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a Fund will be required for federal income tax purposes to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by a Fund from an MLP are less than that Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a RIC and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

Holders of MLP units of a particular MLP also are exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Funds. In addition, the value of a Fund’s investment in MLPs depends largely on the MLPs being treated as “qualified publicly traded partnerships” for federal income tax purposes. If an MLP does not meet current federal income tax requirements to maintain partnership status, or if it is unable to do so because of federal income tax law changes, it could be taxed as a corporation. In that case, the MLP would be obligated to pay federal income tax at the entity level and distributions received by a Fund generally would be taxed as dividend income for federal income tax purposes. As a result, there could be a reduction in a Fund’s cash flow and there could be a material decrease in the value of the Fund’s shares. In addition, if an MLP in which a Fund invests does not qualify as a “qualified publicly traded partnership” (and is otherwise not taxed as a corporation), income derived by the Fund will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the Fund.

Preferred Stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund may treat redeemable preferred stock as a fixed income security.

Warrants provide an option to buy the issuer’s stock or other equity securities at a specified price. When holding a warrant, a Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed-rate securities and floating rate securities react differently as prevailing interest rates change.

Callable Securities. Certain fixed income securities in which the Funds invest are callable at the option of the issuer. Callable securities are subject to call risks. Call risks include the risk that the securities in which the Funds invest may be redeemed by the issuer before maturity. If this occurs, a Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield.

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed-rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed-rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed-rate debt securities fall, and as interest rates fall, the prices of fixed-rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; this value is reflected in a higher price, or premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include 90-day or 180-day Treasury bill rates; one month or three month LIBOR; commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Treasury Inflation-Protected Securities (“TIPS”). Obligations of the U.S. Treasury, commonly known as “TIPS,” (and comparable securities issued by governments of other countries) are inflation-protected obligations designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment is tied to the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. As inflation rises, both the principal value and the interest payments increase, which can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Foreign Securities include securities (i) of issuers domiciled outside of the United States, including securities issued by foreign governments, (ii) that primarily trade on a foreign securities exchange or in a foreign market, or (iii) that are subject to substantial foreign risk based on factors such as whether a majority of an issuer’s revenue is earned outside of the United States and whether an issuer’s principal business operations are located outside of the United States. Short Tax-Free, Intermediate Tax-Free, Government Money Market, and Tax-Free Money Market Funds do not purchase foreign securities.

Investing in foreign securities, including foreign corporate debt securities and foreign equity securities, involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. Less government supervision and regulation exist of foreign exchanges, brokers, and issuers than in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and investors may have greater difficulty taking appropriate legal action to enforce their rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic, or banking crises. Furthermore, the risk exists of possible seizure, nationalization, or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to domestic issuers and, as a result, less publicly available information on such foreign issuers may be available than a domestic issuer.

Emerging Markets Securities are fixed income and equity securities of foreign companies domiciled, headquartered, or whose primary business activities or principal trading markets are located in emerging and less developed markets (“emerging markets”). Investments in emerging markets securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging markets securities typically are higher than costs associated with transactions in U.S. securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency.

Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Many emerging markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which, in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic, and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur. In addition, the securities laws of emerging market countries may be less developed than those to which U.S. issuers are subject.

Participatory Notes, which are a type of equity access product, are structured as unsecured and unsubordinated debt securities designed to replicate exposure to the underlying referenced equity investment and are sold by a bank or a broker-dealer in markets where the Funds are restricted from directly purchasing equity securities. The Funds may tender a participatory note for cash payment in an amount that reflects the current market value of the referenced underlying equity investments, reduced by program fees. Participatory notes involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. The issuer of a participatory note may be unable or may refuse to perform under the terms of the participatory note. While the holder of a participatory note is entitled to receive from the issuing bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Funds’ limitations on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying equity securities they seek to replicate.

Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer and the Agreement is paid from the general assets of the issuer. The Money Market Funds will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies and an active secondary market in Agreements does not currently exist. Also, the Money Market Funds may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments. The Low Volatility Equity, Dividend Income, Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, Pyrford International Stock, and LGM Emerging Markets Equity Funds do not purchase Agreements.

High Yield Securities (“Junk Bonds”) are securities rated below investment grade. A Fund may hold high yield securities if securities it holds are not rated, rated below investment grade, or are downgraded below investment grade. While generally offering higher yields than investment grade securities with similar maturities, non-investment grade debt securities involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to the Appendix of this SAI for a discussion of securities ratings. The Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, Equity, and Money Market Funds may not purchase high yield securities.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of high yield securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a high yield security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Payment Expectations. High yield securities typically contain redemption, call, or prepayment provisions that permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which could result in a lower yield and return for the Fund.

Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of high yield securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in high yield securities will be more dependent on the Adviser’s credit analysis than would be the case with investments in investment-grade debt securities. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history, and the current trend of earnings. The Adviser continually monitors the investments of the Funds that it advises and carefully evaluates whether to dispose of or to retain high yield securities whose credit ratings or credit quality may have changed.

Liquidity and Valuation. A Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for many of these securities. Such securities are sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

Initial Public Offerings. A Fund may invest in securities of companies in initial public offerings (“IPOs”). IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to a Fund, or only in very limited quantities. Thus, when a Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. There can be no assurance that a Fund will have favorable IPO investment opportunities.

Lending of Portfolio Securities. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. Certain of the Funds currently lend their portfolio securities through BMO Harris Bank, as agent.

When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities, as well as the opportunity to vote the securities. A Fund is also subject to the risks associated with the investments of cash collateral, usually fixed income securities risk. If a Fund receives a payment from a borrower in lieu of the dividends on the loaned securities, such payment will generally be taxed as ordinary income for federal income tax purposes and will not be treated as “qualified dividend income.”

Leverage Risks. Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Municipal Securities are fixed income securities issued by states, counties, cities, and other political subdivisions and authorities. Although most municipal securities are exempt from regular federal income tax, municipalities also may issue securities subject to federal alternative minimum tax (AMT) and taxable securities. Tax-exempt securities are generally classified by their source of payment. The ability of a governmental issuer to make payments on its municipal obligations can be adversely affected by factors such as budget shortfalls, weak economic conditions, and reduced levels of aid to governments. Other uncertainties applicable to municipal securities may include legislation or litigation that changes the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy. Certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear, and the application of state law to municipal security issuers could provide varying results among the states or among the municipal security issuers within a state. These uncertainties could have a significant impact on the prices of the municipal securities in which a Fund invests. The Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, and Equity Funds may not purchase municipal securities.

General Obligation Bonds are supported by the issuer’s full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to levy additional taxes may be limited by its charter or state law.

Special Revenue Bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees, or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality’s general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, and not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal AMT. The Funds may invest in bonds subject to the federal AMT. Each of Ultra Short Tax-Free, Short Tax-Free, Intermediate Tax-Free, and Intermediate Tax-Free Money Market Funds is limited by its fundamental investment limitation in the amount it can invest in securities that may be subject to federal AMT (see “Fundamental Limitations—Tax Exempt Obligations”).

Anticipation Notes are securities issued in anticipation of the receipt of taxes, grants, bond proceeds, or other municipal revenues. For example, many municipalities collect property taxes once a year. Such municipalities may issue tax anticipation notes to fund their operations prior to collecting these taxes. The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds.

Tax Increment Financing Bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue these bonds to redevelop a commercial area. The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Securities include:

•	TRANs: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

•	TANS: tax anticipation notes issued to finance working capital needs in anticipation of receiving taxes;

•	RANs: revenue anticipation notes issued to finance working capital needs in anticipation of receiving revenues;

•	BANS: bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds;

•	municipal commercial paper and other short-term notes;

•	variable rate demand notes;

•	industrial development bonds;

•	municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases;

•	construction loan notes insured by the Federal Housing Administration and financed by Fannie Mae or GNMA; and

•	participation, trust, and partnership interests in any of the foregoing obligations.

Municipal Leases. A Fund, other than Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, Multi-Asset Income, Government Money Market, Prime Money Market, and the Equity Funds may purchase participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. Lease obligations may be limited by a municipal charter or by the inclusion in leases or contracts of “non-appropriation” clauses that relieve governmental issuers of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body. If the entity does not appropriate funds for future lease or contract payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment unless the participation interests are credit enhanced.

The Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to a Fund’s ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee’s general credit strength; (11) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

Variable Rate Municipal Securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed rate obligations. Many municipal securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund’s demand. For purposes of determining a Fund’s average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

Geographic Diversification of the investments of Ultra Short Tax-Free, Short-Tax Free, Intermediate Tax-Free, Target Date, and Target Risk Funds is achieved by purchasing issues of municipal securities representative of various areas of the U.S. and general obligations of states, cities, and school districts as well as some revenue issues that meet that Fund’s acceptable quality criteria.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund’s custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price for such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, that the Adviser has determined to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio security at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and for avoiding a sale of portfolio instruments at a time when the sale may be deemed disadvantageous.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the trade date. These securities are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Funds will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

Risks Related to Company Size. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Market capitalization is determined by multiplying the number of the company’s outstanding shares by its current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Securities of Other Investment Companies. The Funds may invest in the securities of other investment companies, including affiliated BMO Funds and exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States (Offshore Funds). In addition to the risks of investing in securities of other investment companies, Offshore Funds are also subject to the risks described under Foreign Securities, above.

Sovereign Debt. Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, Short-Term Income, TCH Intermediate Income, Mortgage Income, TCH Corporate Income, TCH Core Plus Bond, TCH Emerging Markets Bond, Prime Money Market, Target Date, and Target Risk Funds may purchase sovereign debt. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. Financial markets have recently experienced increased volatility due to the uncertainty surrounding the sovereign debt of certain European countries, which may have significant adverse effects on the economies of these countries and increase the risks of investing in sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders, and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country’s trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country’s trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

To the extent that a country has a current account deficit (generally when its exports of merchandise and services are less than its country’s imports of merchandise and services plus net transfers (e.g., gifts of currency and goods) to foreigners), it may need to depend on loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments, and inflows of foreign investment. The access of a country to these forms of external funding may not be certain and a withdrawal of external funding could adversely affect the capacity of a government to make payments on its obligations. In addition, the cost of servicing debt obligations can be adversely affected by a change in international interest rates, since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of sovereign debt, including a Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors, and the interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt also may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Fund. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of a Fund. Certain countries in which the Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets may require the Fund to adopt special procedures, seek local government approvals, or take other actions, each of which may involve additional costs to the Fund.

The sovereign debt in which a Fund may invest includes Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (but primarily the dollar). Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds have speculative characteristics. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

Temporary Investments. There may be times when market conditions warrant a defensive position. During these market conditions, each Fund (except the Money Market Funds) may temporarily invest without limit in short-term debt obligations (money market instruments). These investments may include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies investing in short-term debt securities, and foreign short-term debt securities. The Funds’ temporary investments must be of comparable quality to their primary investments.

U.S. Government Securities. U.S. government securities include direct obligations of the U.S. government, including U.S. Treasury bills, notes, and bonds of varying maturities, and those issued or guaranteed by various U.S. government agencies and instrumentalities. Treasury securities are direct obligations of the federal government of the United States. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans, or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Fannie Mae and Freddie Mac were placed into conservatorship by the Federal Housing Finance Agency (FHFA), an independent regulator, in 2008, and FHFA succeeded to all of their rights, titles, powers, and privileges. At the time Fannie Mae and Freddie Mac were placed in conservatorship, the U.S. Treasury established preferred stock purchase agreements pursuant to which the U.S. Treasury will contribute cash capital to maintain a positive net worth in each enterprise. These agreements were amended in December 2009 to permit the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth of the enterprises for a three-year period. FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent, although FHFA has stated that it has no present intention to do so. In addition, holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on the Fund’s records on the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

Zero Coupon Securities. Zero coupon securities in which the Funds may invest do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. An investment in zero coupon securities may cause a Fund to recognize income and make required distributions to shareholders before it receives any cash payments on its investment. A Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate sufficient cash to satisfy the distribution requirements for maintaining the Fund’s status as an RIC. The Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, Multi-Asset Income, and Equity Funds may not purchase zero coupon securities.

Short Sales. The Funds (except the Target Date and Target Risk Funds), including any underlying funds in which the Funds may invest, may sell securities, including shares of exchange-traded funds, short in anticipation of a decline in the market value of the securities. When a Fund sells a security short, the Fund does not own the security and must borrow the security to make delivery to the buyer. The Fund must then replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size. Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

Portfolio Turnover. A Fund’s portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity, market conditions, or other factors. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs to the Fund and its shareholders. High portfolio turnover may result in the realization of substantial capital gains, including short-term capital gains taxable to shareholders at ordinary income rates.

NON-FUNDAMENTAL INVESTMENT OBJECTIVES

The investment objective of each Fund shown below may be changed by the Board without shareholder approval.

•	BMO Low Volatility Equity Fund: to provide capital appreciation.

•	BMO Dividend Income Fund: to provide capital appreciation and current income.

•	BMO Large-Cap Value Fund: to provide capital appreciation.

•	BMO Large-Cap Growth Fund: to provide capital appreciation.

•	BMO Mid-Cap Value Fund: to provide capital appreciation.

•	BMO Mid-Cap Growth Fund: to provide capital appreciation.

•	BMO Small-Cap Value Fund: to provide capital appreciation.

•	BMO Small-Cap Core Fund: to provide capital appreciation.

•	BMO Small-Cap Growth Fund: to provide capital appreciation.

•	BMO Global Low Volatility Equity Fund: to provide capital appreciation.

•	BMO Pyrford Global Equity Fund: to provide capital appreciation.

•	BMO Pyrford International Stock Fund: to provide capital appreciation.

•	BMO LGM Emerging Markets Equity Fund: to provide capital appreciation.

•	BMO TCH Emerging Markets Bond Fund: to maximize total return consistent with current income.

•	BMO Ultra Short Tax-Free Fund: to provide current income exempt from federal income tax consistent with preservation of capital.

•	BMO Short Tax-Free Fund: to provide current income exempt from federal income tax consistent with preservation of capital.

•	BMO Short-Term Income Fund: to maximize total return consistent with current income.

•	BMO Intermediate Tax-Free Fund: to provide a high level of current income exempt from federal income tax consistent with preservation of capital.

•	BMO Mortgage Income Fund: to provide current income.

•	BMO TCH Intermediate Income Fund: to maximize total return consistent with current income.

•	BMO TCH Corporate Income Fund: to maximize total return consistent with current income.

•	BMO TCH Core Plus Bond Fund: to maximize total return consistent with current income.

•	BMO Monegy High Yield Bond Fund: to maximize total return consistent with current income.

•	BMO Multi-Asset Income Fund: to maximize total return consistent with current income.

•	BMO Government Money Market Fund: to provide current income consistent with stability of principal.

•	BMO Tax-Free Money Market Fund: to provide current income exempt from federal income tax consistent with stability of principal.

•	BMO Prime Money Market Fund: to provide current income consistent with stability of principal.

•	BMO Target Retirement 2010 Fund: to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund has passed its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

•	BMO Target Retirement 2015 Fund: to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

•	BMO Target Retirement 2020 Fund: to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

•	BMO Target Retirement 2025 Fund: to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

•	BMO Target Retirement 2030 Fund: to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

•	BMO Target Retirement 2035 Fund: to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

•	BMO Target Retirement 2040 Fund: to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

•	BMO Target Retirement 2045 Fund: to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

•	BMO Target Retirement 2050 Fund: to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

•	BMO Target Retirement 2055 Fund: to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

•	BMO Conservative Allocation Fund: to provide total return primarily from income, secondarily from appreciation.

•	BMO Moderate Allocation Fund: to provide total investment return from income and appreciation.

•	BMO Balanced Allocation Fund: to provide total investment return from income and appreciation.

•	BMO Growth Allocation Fund: to provide total investment return from income and appreciation.

•	BMO Aggressive Allocation Fund: to provide total investment return primarily from appreciation, secondarily from income.

INVESTMENT POLICIES AND LIMITATIONS

With respect to each Fund’s investment policies and limitations, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation, except in the case of borrowing money. For purposes of such policies and limitations, each Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items. Under the 1940 Act, the authorization of a “majority of the outstanding voting securities” means the affirmative vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Fundamental Limitations

The following investment limitations are fundamental and cannot be changed for a Fund unless authorized by the “majority of the outstanding voting securities” of that Fund, as defined by the 1940 Act.

Issuing Senior Securities and Borrowing Money

A Fund will not issue senior securities or borrow money, except as the Investment Company Act of 1940, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.

Lending Cash or Securities

A Fund will not lend any of its securities, or make any other loan, in excess of one-third of the value of the Fund’s total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.

Investing in Commodities

A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund (other than a Money Market Fund) from (i) purchasing or selling futures contracts, options, and other derivative instruments or (ii) investing in securities or other instruments backed by physical commodities.

Investing in Real Estate

A Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from investing in (i) securities of issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein or (ii) securities or other instruments backed by real estate or interests therein.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, repurchase agreements collateralized by such securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Under this limitation, each of Small-Cap Core, Pyrford Global Equity, Pyrford International Stock, Ultra Short Tax-Free, Short Tax-Free, Intermediate Tax-Free, Monegy High Yield Bond, and Multi-Asset Income will consider each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial developments bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If, in the case of an industrial development bond or government-issued security, a governmental or some other entity (such as a bank that issues a letter of credit) guarantees the security, such guarantee or letter of credit would be considered a separate security issued by the guarantor or other entity, subject to a limit on investments in the guarantor of 10% of total assets. Where a security is insured by bond insurance, the security shall not be considered a security issued or guaranteed by the insurer. Instead, the issuer of such security will be determined in accordance with the first and second sentences of this paragraph. The foregoing 10% restriction does not limit the percentage of Ultra Short Tax-Free, Short Tax-Free, and Intermediate Tax-Free’s assets that may be invested in securities insured by any single insurer.

Concentration of Investments

Ultra Short Tax-Free, Short Tax-Free, and Intermediate Tax-Free:

A Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities for temporary defensive purposes. In addition, a Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions, including tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. This policy applies to securities that are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).

Target Date and Target Risk Funds:

A Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in any one affiliated underlying fund, cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities for temporary defensive purposes.

All Other Funds:

A Fund will not invest 25% or more of its total assets in any one industry or industries, except as permitted by the SEC. However, investing in U.S. government securities (and domestic bank instruments for the Money Market Funds) shall not be considered investments in any one industry.

Underwriting

A Fund will not underwrite securities of other issuers, except to the extent it may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

Tax Exempt Obligations

Tax-Free Money Market invests, under normal circumstances, its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT.

Each of Ultra Short Tax-Free, Short Tax-Free, and Intermediate Tax-Free invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal AMT.

Non-Fundamental Limitations

The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Selling Short and Buying on Margin

A Fund will not sell any securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in futures contracts or other derivatives are not deemed to constitute selling securities short.

A Fund will not purchase any securities on margin, except that it may obtain such short-term credits as may be necessary for clearance of transactions, and provided that margin deposits in connection with futures contracts or other derivatives shall not constitute purchasing securities on margin.

Pledging Assets

A Fund will not mortgage, pledge, or hypothecate any assets owned by the Fund, except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of the borrowing or investment.

Investing in Illiquid and Restricted Securities

A Fund will not invest more than 15% (5% for a Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, OTC options, guaranteed investment contracts, and certain restricted securities not determined to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control

The Funds will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies

Each Fund will limit its investment in other investment companies, including investment companies that may be affiliated with the adviser, to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order or rule of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Money Market Funds will limit their investments in other investment companies to those of money market funds having investment objectives and policies similar to their own.

Each Fund (excluding the Target Date Funds and Target Risk Funds) may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules and regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company relying on Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

The Funds are parties to a fund of funds exemptive order received from the SEC on June 25, 2014 that permits each Fund to invest in securities issued by other investment companies in amounts exceeding the statutory limits set forth in the 1940 Act that would otherwise be applicable.

Investing in Options

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on financial futures contracts.

A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

A Fund will not write call options in excess of 25% of the value of its total assets.

Money Market Fund Regulatory Compliance

The Money Market Funds are managed to comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds. The Board has adopted procedures in accordance with Rule 2a-7, which govern the quality, maturity, and diversity of the Money Market Funds’ investments. The Money Market Funds limit their investments to instruments that, in the opinion of the Adviser, present minimal credit risks and have received the requisite rating from one or more Nationally Recognized Statistical Rating Organizations or, if the instruments are not rated, the Adviser must determine that they are of comparable quality.

Other Investment Policies

Pursuant to Rule 35d-1 under the 1940 Act, each Fund (except Ultra Short Tax-Free, Short Tax-Free, Intermediate Tax-Free, TCH Corporate Income, Multi-Asset Income, Tax-Free Money Market, Prime Money Market, Target Date Funds, Conservative Allocation, Moderate Allocation, Balanced Allocation, and Growth Allocation) has adopted a non-fundamental investment policy to invest at least 80% of its assets (defined as net assets plus any borrowings for investment purposes) in the types of securities and investments suggested by its name. Each such Fund will provide its shareholders with at least 60 days’ prior written notice of any changes to such policy as required by Rule 35d-1.

VALUATION OF SECURITIES

Money Market Funds

The Board has approved the use of amortized cost for purposes of valuing portfolio instruments held by the Money Market Funds. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The procedures adopted by the Board, in accordance with Rule 2a-7, are reasonably designed to stabilize the net asset value (NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Funds’ investment goals. The Funds’ procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will take any steps it considers appropriate if there is a difference of more than 0.5 of 1% between the two values (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

The Money Market Funds are permitted to purchase instruments that are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days on no more than 30 calendar days’ notice. A standby commitment entitles a Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Money Market Funds acquire instruments subject to demand features and standby commitments to enhance the instruments’ liquidity. The Funds treat demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Funds define demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Funds, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Funds computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Target Date and Target Risk Funds

Because the assets of the Target Date and Target Risk Funds consist primarily of shares of underlying funds, the NAV is determined based on the NAV of the underlying funds. It is not anticipated that the Pricing Committee of the Board will need to fair value any of the investments of the Funds. However, an underlying fund may need to fair value one of its investments, which may require the Target Date and Target Risk Funds to do the same because of delays in obtaining the underlying funds’ NAV.

All Other Funds

Portfolio securities of the other Funds are valued as follows:

•	for equity securities traded on a securities exchange, including NASDAQ, at the last sale price or official closing price reported on the exchange on which the security is principally traded;

•	securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at fair value;

•	in the absence of recorded sales for equity securities, at the mean of the last bid and asked prices as furnished by an independent pricing service;

•	for U.S. government securities, listed corporate bonds, private placement securities, other fixed income and asset-backed securities, and unlisted securities, at the mean of the last bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost;

•	fixed income securities that are not exchange traded are valued by an independent pricing service;

•	in the absence of a market quote for asset and mortgage-backed securities for which final paydowns have been processed, par value will be used to price the security until the final payment is received and the final paydown has been removed from the fund accounting records;

•	for securities of other open-end registered investment companies, at net asset value; and

•	for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Any securities or other assets for which market valuations are not readily available or are deemed to be inaccurate are valued at fair value as determined in good faith and in accordance with procedures approved by the Board. The Board has established and appointed a Pricing Committee, which is responsible for determinations of fair value. See “Board of Directors.” In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Funds value foreign securities at the latest closing price on the principal exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates also may be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. The passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign securities to no longer be representative or accurate, and as a result, may necessitate that such securities be fair valued. Accordingly, for foreign securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

WHAT DO SHARES COST?

Except under certain circumstances described in the Prospectus, shares of each class of the Equity, International and Global, Fixed Income, Target Date, and Target Risk Funds are sold at their NAVs (plus any applicable sales charge) on days the NYSE is open for business, and shares of each class of the Money Market Funds are sold at their NAVs on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Money Market Funds’ portfolio managers determine sufficient liquidity exists in those markets.

The procedure for purchasing shares is explained in the Prospectus under “How to Buy Shares.”

HOW ARE FUND SHARES SOLD?

BMO Investment Distributors, LLC (BID) (formerly, M&I Distributors, LLC), located at 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202, serves as the principal distributor of the Funds’ shares (the Distributor). Under a Distribution Agreement with the Funds, BID offers the Funds’ shares on a continuous, best-efforts basis. BID is an affiliate of the Adviser and BMO Harris Bank.

Sales Charge Reallowance (Class A Only)

Sales of Class A shares are subject to a front-end sales charge, which may be reallowed, as a sales commission, to broker/dealers, investment professionals, or financial institutions (Authorized Dealers) of record as a percentage of the purchase price. Typically, the Authorized Dealers of record will receive the following amount from the sales charge on such sales:

Equity Funds and Global and International Funds (excluding the Small-Cap Growth and TCH Emerging Markets Bond Funds)
Breakpoint	Typical Dealer Concession as a % of Public Offering Price
Under $50,000	5.00%
$50,000 – $99,999	4.00%
$100,000 – $249,999	3.25%
$250,000 – $499,999	2.50%
$500,000 – $999,999	1.75%
$1,000,000 – $4,999,999	1.00%
$5,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 and above	0.25%

Mortgage Income, TCH Intermediate Income, Monegy High Yield Bond, Multi-Asset Income, and TCH Emerging Markets Bond Funds
Breakpoint	Typical Dealer Concession as a % of Public Offering Price
Under $100,000	3.50%
$100,000 – $249,999	3.00%
$250,000 – $499,999	2.25%
$500,000 – $999,999	1.75%
$1,000,000 – $4,999,999	1.00%
$5,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 and above	0.25%

Intermediate Tax-Free, TCH Corporate Income, and TCH Core Plus Funds
Breakpoint	Typical Dealer Concession as a % of Public Offering Price
Under $100,000	3.50%
$100,000 – $249,999	3.00%
$250,000 – $499,999	2.25%
$500,000 – $999,999	1.75%
$1,000,000 – $4,999,999	0.55%
$5,000,000 – $9,999,999	0.50%
$10,000,000 – $49,999,999	0.40%
$50,000,000 and above	0.25%

Ultra Short Tax-Free Fund, Short Tax-Free Fund, and Short-Term Income Fund
Breakpoint	Typical Dealer Concession as a % of Public Offering Price
Under $100,000	2.00%
$100,000 – $249,999	1.50%
$250,000 – $499,999	1.00%
$500,000 – $999,999	0.75%
$1,000,000 – $4,999,999	0.55%
$5,000,000 – $9,999,999	0.50%
$10,000,000 – $49,999,999	0.40%
$50,000,000 and above	0.25%

Some or all of the sales charges may be paid as concessions to Authorized Dealers, as that term is defined under “How Do I Purchase Shares?” in the Funds’ Prospectus. BID may retain a portion of the sales charge for sales and support services. BID and Authorized Dealers may choose to waive sales charges. BID receives a fee for paying agent services from the Adviser.

For the fiscal years ended August 31, 2012, August 31, 2013, and August 31, 2014, BID did not receive any commissions from the Funds.

12b-1 Plan

The Corporation has adopted a compensation-type distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for the Class A and Class R3 Shares only. The Plan is designed to stimulate brokers, dealers, and administrators to provide distribution and/or administrative support services to holders of the Class A and Class R3 shares. The Plan authorizes payments by the Class A and Class R3 shares for these services. The Plan provides that the Distributor shall act as the distributor of Class A and Class R3 shares, and it permits the payment of fees to brokers (including BMO Harris Financial Advisors (member FINRA/SIPC), an affiliate of the Adviser), dealers, and administrators (including BMO Harris Bank, an affiliate of the Adviser) for distribution and/or administrative services, including recordkeeping. These services are to be provided by representatives who have knowledge of the shareholders’ particular circumstances and goals, and include, but are not limited to: (1) providing incentive to brokers and dealers to sell shares and to provide administrative support services to the Funds and their shareholders; (2) compensating other participating financial institutions and other financial intermediaries for providing administrative and other support services to the Funds and their shareholders; (3) paying for the costs incurred in conjunction with advertising and marketing of shares to include expenses of preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, dealers, financial institutions or financial intermediaries; and (4) other costs incurred in the implementation and operation of the Rule 12b-1 Plan.

Other benefits of the Plan include, but are not limited to, the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of holders of A and R3 shares by having them rapidly invested in a Fund with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of A and R3 shares and prompt responses to shareholder requests and inquiries concerning their accounts.

For the fiscal year ended August 31, 2014, the Class A and Class R3 shares of the Funds paid the following distribution (12b-1) fees under the Plan, and BID waived the following amounts.

	Distribution (12b-1) Fees Paid/Distribution (12b-1) Fees Waived	Distribution (12b-1) Fees Paid/Distribution (12b-1) Fees Waived
Fund	Class A	Class R3
Low Volatility Equity	$16/$0	N/A
Dividend Income	$17/$0	N/A
Large-Cap Value	$17/$0	N/A
Large-Cap Growth	$17/$0	N/A
Mid-Cap Value	$17/$0	$34/$0
Mid-Cap Growth	$17/$0	$33/$0
Small-Cap Value	$17/$0	$33/$0
Small-Cap Core(1)	$17/$0	N/A
Global Low Volatility Equity(2)	$17/$0	N/A
Pyrford Global Equity(1)	$16/$0	N/A
Pyrford International Stock	$16/$0	$33/$0
LGM Emerging Markets Equity	$17/$0	N/A
TCH Emerging Markets Bond(2)	$16/$7	N/A
Ultra Short Tax-Free	$16/$0	N/A
Short Tax-Free	$16/$7	N/A
Short-Term Income	$16/$0	N/A
Intermediate Tax-Free	$388/$75	N/A
Mortgage Income	$16/$0	N/A
TCH Intermediate Income	$16/$0	N/A
TCH Corporate Income	$16/$9	N/A
TCH Core Plus Bond	$16/$1	N/A
Monegy High Yield Bond	$16/$0	N/A
Multi-Asset Income(1)	$16/$0	N/A
Target Retirement 2010	N/A	$24,283/$0
Target Retirement 2015(1)	N/A	$135/$0
Target Retirement 2020	N/A	$107,943/$0
Target Retirement 2025(1)	N/A	$9/$0
Target Retirement 2030	N/A	$101,307/$0
Target Retirement 2035(1)	N/A	$8/$0
Target Retirement 2040	N/A	$55,896/$0
Target Retirement 2045(1)	N/A	$9/$0
Target Retirement 2050	N/A	$32,314/$0
Target Retirement 2055(1)	N/A	$72/$0
Conservative Allocation(3)	N/A	$14,354/$0
Moderate Allocation(3)	N/A	$24,482/$0
Balanced Allocation(3)	N/A	$55,486/$0
Growth Allocation(3)	N/A	$38,653/$0
Aggressive Allocation(3)	N/A	$20,293/$0

(1)	Amounts for Small-Cap Core, Pyrford Global Equity, Multi-Asset Income, Target Retirement 2015, Target Retirement 2025, Target Retirement 2035, Target Retirement 2045, and Target Retirement 2055 are for the period from December 27, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.
(2)	Amounts for Global Low Volatility Equity and TCH Emerging Markets Bond are for the period from September 30, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.

(3)	Amounts for Conservative Allocation, Moderate Allocation, Balanced Allocation, Growth Allocation, and Aggressive Allocation are for the period from May 30, 2014, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.

Shareholder Services (Investor Class (Class Y) Shares Only)

The Adviser is the shareholder servicing agent for the Funds. As such, it provides shareholder services to the Funds that include, but are not limited to, distributing the Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.

The Investor Class shares may pay the Adviser a shareholder servicing fee equal to 0.25% of the assets of the Investor Class shares for providing shareholder services and maintaining shareholder accounts. The Adviser may select others to perform these services for their customers and may pay them fees. The Adviser may voluntarily waive fees it receives for providing shareholder services and maintaining shareholder accounts. The Adviser may terminate such voluntary waivers at any time.

For the fiscal year ended August 31, 2014, the Investor Class shares of the Funds paid the following shareholder servicing fees to the Adviser, which voluntarily waived the following amounts. The Adviser, as shareholder servicing agent, may terminate such voluntary waivers at any time.

Shareholder Services Fee Paid/Shareholder Services Fee Waived
Fund	Class Y
Low Volatility Equity(1)	$1,319/$0
Dividend Income(2)	$141,600/$0
Large-Cap Value	$294,240/$0
Large-Cap Growth	$224,091/$0
Mid-Cap Value	$474,669/$0
Mid-Cap Growth	$292,565/$0
Small-Cap Value(2)	$129,462/$0
Small-Cap Core(2)(3)	$845/$0
Small-Cap Growth	$1,133,361/$0
Global Low Volatility Equity(2)(4)	$205/$0
Pyrford Global Equity(2)(3)	$883/$0
Pyrford International Stock	$180,255/$0
LGM Emerging Markets Equity(2)	$130,038/$0
TCH Emerging Markets Bond(2)(4)	$8,451/$3,381
Ultra Short Tax-Free	$224,877/$0
Short Tax-Free	$50,080/$20,032
Short-Term Income	$256,888/$0
Intermediate Tax-Free	$2,202,597/$501,188
Mortgage Income	$306,793/$0
TCH Intermediate Income(1)	$90,876/$0
TCH Corporate Income	$106,337/$63,792
TCH Core Plus Bond	$1,196,988/$132,856
Monegy High Yield Bond(2)	$123,161/$0
Multi-Asset Income(2)(3)	$859/$0
Government Money Market	$294,231/$294,231
Tax-Free Money Market	$317,877/$304,199
Prime Money Market	$3,476,759/$3,460,226

Shareholder Services Fee Paid/Shareholder Services Fee Waived
Fund	Class Y
Target Retirement 2010	$16,165/$0
Target Retirement 2015(3)	$94/$0
Target Retirement 2020	$75,218/$0
Target Retirement 2025(3)	$119/$0
Target Retirement 2030	$75,480/$0
Target Retirement 2035(3)	$187/$0
Target Retirement 2040	$45,590/$0
Target Retirement 2045(3)	$90/$0
Target Retirement 2050	$26,622/$0
Target Retirement 2055(3)	$94/$0
Conservative Allocation(5)	$16,469/$0
Moderate Allocation(5)	$16,000/$0
Balanced Allocation(5)	$115,597/$0
Growth Allocation(5)	$29,373/$0
Aggressive Allocation(5)	$38,790/$0

(1)	On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. The Fund no longer offers Class Y shares.
(2)	On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. The Fund no longer offers Class Y shares.
(3)	Amounts for Small-Cap Core, Pyrford Global Equity, Multi-Asset Income, Target Retirement 2015, Target Retirement 2025, Target Retirement 2035, Target Retirement 2045, and Target Retirement 2055 are for the period from December 27, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.
(4)	Amounts for Global Low Volatility Equity and TCH Emerging Markets Bond are for the period from September 30, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.
(5)	Amounts for Conservative Allocation, Moderate Allocation, Balanced Allocation, Growth Allocation, and Aggressive Allocation are for the period from May 30, 2014, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.

HOW TO BUY SHARES

Rights of Accumulation (Class A Shares Only)

As described in the Prospectus, larger purchases of Class A shares reduce or eliminate the sales charge paid. For example, the Funds will combine all of Class A shares purchases made on the same day by the investor, the investor’s spouse, and the investor’s children under age 21 when they calculate the sales charge. In addition, the sales charge, if applicable, is reduced for purchases may at one time by a trustee or fiduciary for a single trust estate or single fiduciary account.

If additional Class A shares are purchased, the Funds will consider the previous purchase still invested in the Funds. For example, if a shareholder already owns the Class A shares of an Equity Fund having a current value of $40,000 and he or she purchases $10,000 of additional shares, the sales charge on the additional purchases according to the schedule now in effect would be 4.00%, not 5.00% (see “How to Buy Shares—Sales Charge—Equity Funds and Global and International Funds (excluding the Small-Cap Growth and TCH Emerging Markets Bond Funds)” in the Prospectus).

The Funds also will consider purchases of shares of certain other mutual funds held at BMO Harris Financial Advisors. For example, if a shareholder purchases shares of a certain mutual fund having a current value of $40,000 and then purchases the Class A shares of a Fund having a current value of $10,000, the shareholder would receive a reduced sales charge on the $10,000 Class A shares purchase based on the other mutual fund’s reduced sales charge schedule applicable to a $50,000 investment in such fund’s shares.

To receive the sales charge reduction, BMO Harris Financial Advisors must be notified by the shareholder in writing or by his or her investment professional or financial institution at the time the purchase is made that the Class A shares are already owned or that purchases are being combined. The Funds will reduce or eliminate the sales charge after they confirm the purchases.

Concurrent Purchases (Class A Shares Only)

Shareholders have the privilege of combining concurrent purchases of the Class A shares of two or more BMO Funds in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, BID must be notified by the shareholder in writing or by his or her investment professional or financial institution at the time the concurrent purchases are made. The Funds will reduce or eliminate the sales charge after they confirm the purchases. Shareholders should retain records of their purchases for this purpose and may be required to provide supporting documentation to BID.

Letter of Intent (Class A Shares Only)

A shareholder may sign a letter of intent committing to purchase a certain amount of a Fund’s Class A shares within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Funds’ custodian will hold shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed shares will be released to his or her account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase Class A shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A shares of any Fund will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase may within the past 90 days. Prior trade prices will not be adjusted.

Reinvestment Privilege

The reinvestment privilege is available for all shares of the Funds within the same share class. The Class A shareholders who redeem from a Fund may reinvest the redemption proceeds back into the Fund’s Class A shares at the next determined NAV without any sales charge. The original shares must have been subject to a sales charge and the reinvestment must be within 90 days.

In addition, if shares were reinvested through an investment professional or financial institution, the investment professional or financial institution would not be entitled to an advanced payment from BMO Harris Financial Advisors on the reinvested shares, if otherwise applicable. BMO Harris Financial Advisors must be notified by the shareholder in writing or by his/her investment professional or financial institution of the reinvestment in order to eliminate a sales charge. If a shareholder redeems shares in a Fund, there may be federal income tax consequences.

Exchanging Securities for Shares

A shareholder may contact the Funds to request a purchase of shares in an exchange for securities owned by the shareholder. The Funds reserve the right to determine whether to accept the securities and the minimum market value to accept. The Funds will value the securities in the same manner as it values its assets. This exchange is treated as a taxable sale of a shareholder’s securities for federal income tax purposes.

Redemption In Kind

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

Because the Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund’s net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will be in cash unless the Adviser determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Adviser deems fair and equitable and, to the extent available, such securities will be readily marketable.

A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, the redeeming shareholder would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

In addition, the Funds have adopted procedures, consistent with SEC guidelines, to permit a redemption in kind to an affiliate.

Money Market Fund Redemptions

In the unlikely event that the Corporation’s Board, including a majority of directors who are not interested persons of the Corporation, as defined in the 1940 Act, determines that the extent of the deviation between a Money Market Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Corporation’s Board has the authority to suspend redemptions of the Fund’s shares.

ACCOUNT AND SHARE INFORMATION

Voting and Distribution Rights

Shareholders of each Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of a Fund, to participate ratably in the assets of the Fund available for distribution. Each share of a Fund gives the shareholder one vote in the election of directors and other matters submitted to shareholders for vote and is entitled to participate equally in net income and capital gains distributions by the Fund. All shares of each Fund or class in the Corporation have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Consequently, the holders of more than 50% of the Corporation’s shares of common stock voting for the election of directors can elect the entire Board, and, in such event, the holders of the Corporation’s remaining shares voting for the election of directors will not be able to elect any person or persons to the Board.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation holds meetings of shareholders as required by the 1940 Act, the Corporation’s Articles of Incorporation or By-laws. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation’s outstanding voting shares.

The shares are redeemable and transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable.

Control Persons and Principal Shareholders

As of November 30, 2014, the following shareholders owned of record or are known by the Corporation to own beneficially more than 5% of a Fund’s outstanding Class Y, Class I, Class A, Class R3, or Class R6 shares:

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Low Volatility Equity	Y	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego CA 92150-9046	4,311.776	9.57%

Low Volatility Equity	Y	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	21,430.92	47.56%

Low Volatility Equity	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	8,667.83	19.24%

Low Volatility Equity	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	3,932,220.866	92.67%

Low Volatility Equity	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,976.85	100%

Dividend Income	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	4,453,569.217	97.53%

Dividend Income	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	3,307,420.197	86.75%

Dividend Income	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,860.204	100%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Large-Cap Value	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	6,036,272.694	77.24%

Large-Cap Value	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	659,011.988	8.43%

Large-Cap Value	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	4,615,724.707	66.37%

Large-Cap Value	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,239,278.875	17.82%

Large-Cap Value	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	563,486.612	8.1%

Large-Cap Value	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,545.184	100%

Large-Cap Growth	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	3,236,498.733	54.68%

Large-Cap Growth	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	3,143,359.282	44.28%

Large-Cap Growth	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	3,116,477.78	43.9%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Large-Cap Growth	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	417,176.437	5.88%

Large-Cap Growth	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,487.21	100%

Mid-Cap Value	Y	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	819,887.399	7.85%

Mid-Cap Value	Y	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	763,218.415	7.31%

Mid-Cap Value	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	5,109,368.156	48.93%

Mid-Cap Value	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,285,211.657	12.31%

Mid-Cap Value	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	3,708,754.525	45.4%

Mid-Cap Value	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	2,627,816.016	32.17%

Mid-Cap Value	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	903,711.284	11.06%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Mid-Cap Value	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,505.117	100%

Mid-Cap Value	R3	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,507.841	100%

Mid-Cap Value	R6	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,507.841	100%

Mid-Cap Growth	Y	AUL American Group Retirement Annuity One American Square PO Box 368 Indianapolis IN 46206-0368	272,697.804	5.27%

Mid-Cap Growth	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	3,513,926.857	67.88%

Mid-Cap Growth	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	520,213.371	10.05%

Mid-Cap Growth	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,450,065.879	41.93%

Mid-Cap Growth	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,827,825.708	31.28%

Mid-Cap Growth	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	750,316.49	12.84%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Mid-Cap Growth	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,092.18	100%

Mid-Cap Growth	R3	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,072.961	100%

Mid-Cap Growth	R6	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,072.961	100%

Small-Cap Value	Y	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	500,678.162	10.84%

Small-Cap Value	Y	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	241,008.564	5.22%

Small-Cap Value	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	3,705,154.296	80.19%

Small-Cap Value	I	Vallee & Co FBO 98 c/o Marshall & Ilsley Trust Co NA 11270 W Park Place Suite 400- PPW-08-WM Attn: Mutual Funds Milwaukee WI 53224-3638	106,475.325	9.52%

Small-Cap Value	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	870,051.003	77.8%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Small-Cap Value	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,786.991	100%

Small-Cap Value	R3	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,776.83	100%

Small-Cap Value	R6	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,776.83	100%

Small-Cap Core	Y	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	50,000	98.57%

Small-Cap Core	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	291,259.146	99.97%

Small-Cap Core	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,480.159	100%

Small-Cap Growth	Y	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	1,549,482.164	8.33%

Small-Cap Growth	Y	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	5,625,867.8	30.26%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Small-Cap Growth	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	2,571,773.318	13.83%

Small-Cap Growth	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	2,590,265.57	13.93%

Small-Cap Growth	I	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	886,744.895	5.7%

Small-Cap Growth	I	National Financial Services LLC FBO Exclusive Bene of our Customers ATTN Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	3,682,766.674	23.68%

Small-Cap Growth	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	3,574,620.068	22.98%

Small-Cap Growth	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	2,353,346.761	15.13%

Small-Cap Growth	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	1,866,472.317	12%

Global Low Volatility Equity	Y	Edward D Jones C FBO Pamela Miller TTEE U/A dtd 10/22/1998 PO Box 2500 Maryland Hts MO 63043-8500	1,945.055	16.87%

Global Low Volatility Equity	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	1,002.886	8.7%

Global Low Volatility Equity	Y	State Street Bank and Trust Co IRA Randall D Stipes 200 Clarendon Street Boston, MA 02116	603.876	5.24%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Global Low Volatility Equity	Y	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	6,600	57.25%

Global Low Volatility Equity	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	333,324.095	97.4%

Global Low Volatility Equity	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,248.201	100%

Pyrford Global Equity	Y	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	7,503.825	12.83%

Pyrford Global Equity	Y	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	50,000	85.47%

Pyrford Global Equity	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	50,000	99.8%

Pyrford Global Equity	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA3 Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,380.952	100%

Pyrford International Stock	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	6,145,320.114	95.26%

Pyrford International Stock	I	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	4,311,172.08	20.26%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Pyrford International Stock	I	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	2,098,036.766	9.86%

Pyrford International Stock	I	Saxon & Co FBO 20-35-002-4767977 PO Box 7780-1888 Philadelphia PA 19182-0001	1,189,467.787	5.59%

Pyrford International Stock	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	8,388,551.818	39.42%

Pyrford International Stock	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,904.037	100%

Pyrford International Stock	R3	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,901.141	100%

Pyrford International Stock	R6	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,901.141	100%

LGM Emerging Markets Equity	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	4,382,077.678	97.31%

LGM Emerging Markets Equity	I	Industricorp and Co FBO 1563291237 312 Central Ave SE Ste 508 Minneapolis MN 55414-1166	1,228,000.222	15.48%

LGM Emerging Markets Equity	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	5,400,780.734	68.1%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
LGM Emerging Markets Equity	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	607,689.96	7.66%

LGM Emerging Markets Equity	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,826.15	100%

TCH Emerging Markets Bond	Y	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	353,949.348	99.74%

TCH Emerging Markets Bond	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	354,054.664	99.46%

TCH Emerging Markets Bond	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,314.815	100%

Ultra Short Tax-Free	Y	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	769,436.175	10.81%

Ultra Short Tax-Free	Y	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	2,207,850.087	31.01%

Ultra Short Tax-Free	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	2,858,078.675	40.15%

Ultra Short Tax-Free	I	Vallee & Co FBO 98 c/o Marshall & Ilsley Trust Co NA 11270 W Park Place Suite 400- PPW-08-WM Attn: Mutual Funds Milwaukee WI 53224-3638	10,391,693.1	15.12%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Ultra Short Tax-Free	I	The Mark Travel Corporation 8969 N Port Washington Rd Milwaukee WI 53217-1634	3,968,131.304	5.77%

Ultra Short Tax-Free	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	12,370,610.68	18%

Ultra Short Tax-Free	I	SEI Private Trust Co c/o ID940 Attn: Mutual Funds Admin 1 Freedom Valley Dr Oaks PA 19456-9989	25,099,084.23	36.53%

Ultra Short Tax-Free	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,483.632	100%

Short Tax-Free	Y	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	1,044,085.021	39.47%

Short Tax-Free	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	1,569,424.743	59.33%

Short Tax-Free	I	Vallee & Co FBO 98 c/o Marshall & Ilsley Trust Co NA 11270 W Park Place Suite 400- PPW-08-WM Attn: Mutual Funds Milwaukee WI 53224-3638	3,277,412.688	31.16%

Short Tax-Free	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	672,237.089	6.39%

Short Tax-Free	I	SEI Private Trust Co c/o BMO Harris Bank ID940 Attn: Mutual Funds Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	5,745,726.25	54.63%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Short Tax-Free	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,474.118	100%

Short-Term Income	Y	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	577,638.095	6.86%

Short-Term Income	Y	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	489,899.43	5.81%

Short-Term Income	Y	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	1,777,539.533	21.1%

Short-Term Income	Y	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	610,815.079	7.25%

Short-Term Income	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	3,766,831.362	44.71%

Short-Term Income	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	3,140,060.248	20.08%

Short-Term Income	I	Vallee & Co FBO 98 c/o Marshall & Ilsley Trust Co NA 11270 W Park Place Suite 400- PPW-08-WM Attn: Mutual Funds Milwaukee WI 53224-3638	3,024,391.858	19.34%

Short-Term Income	I	MAC & Co A/C HTKF0230012 Attn: Mutual Fund Operations PO Box 3198 525 William Penn Place Pittsburgh PA 15230-3198	2,010,758.127	12.86%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Short-Term Income	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	1,009,385.876	6.45%

Short-Term Income	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	2,247,991.485	14.37%

Short-Term Income	I	SEI Private Trust Co c/o ID940 Attn: Mutual Funds Admin 1 Freedom Valley Dr Oaks PA 19456-9989	3,170,277.534	20.27%

Short-Term Income	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,670.672	100%

Intermediate Tax-Free	Y	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	5,9574,437.63	59.07%

Intermediate Tax-Free	Y	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	14,059,103.89	13.94%

Intermediate Tax-Free	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	13,153,125.69	13.04%

Intermediate Tax-Free	I	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	3,343,475.093	9.26%

Intermediate Tax-Free	I	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	6,249,139.776	17.32%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Intermediate Tax-Free	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	15,658,395.63	43.39%

Intermediate Tax-Free	I	SEI Private Trust Co c/o ID940 Attn: Mutual Funds Admin 1 Freedom Valley Dr Oaks PA 19456-9989	6,503,279.317	18.02%

Intermediate Tax-Free	A	Stifel Nicolaus Co Inc James H Catherine A Jambois 501 N Broadway Fl 8 St. Louis MO 63102-2188	180,446.564	98.76%

Mortgage Income	Y	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	7,998,492.601	72.39%

Mortgage Income	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,097,387.878	9.93%

Mortgage Income	I	Vallee & Co FBO 98 c/o Marshall & Ilsley Trust Co NA 11270 W Park Place Suite 400- PPW-08-WM Attn: Mutual Funds Milwaukee WI 53224-3638	1,375,875.316	48.74%

Mortgage Income	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	513,352.373	18.19%

Mortgage Income	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	143,738.565	5.09%

Mortgage Income	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	607,208.118	21.51%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Mortgage Income	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,713.456	100%

TCH Intermediate Income	Y	National Financial Services LLC FBO Exclusive Bene of our Customers Attn: Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	1,206,725.761	37.98%

TCH Intermediate Income	Y	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	376,131.539	11.84%

TCH Intermediate Income	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	214,650.471	6.76%

TCH Intermediate Income	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	595,186.941	18.73%

TCH Intermediate Income	I	Vallee & Co FBO 98 c/o Marshall & Ilsley Trust Co NA 11270 W Park Place Suite 400- PPW-08-WM Attn: Mutual Funds Milwaukee WI 53224-3638	1,338,553.971	12.95%

TCH Intermediate Income	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,671,146.635	16.17%

TCH Intermediate Income	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	4,768,059.282	46.14%

TCH Intermediate Income	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	1,515,882.829	14.67%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
TCH Intermediate Income	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,379.654	100%

TCH Corporate Income	Y	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Fund Dept 211 Main St San Francisco CA 94105-1905	5,678,826.176	66.94%

TCH Corporate Income	Y	National Financial Services LLC FBO Exclusive Bene of our Customers ATTN Mutual Funds Dept 4th Fl 499 Washington Blvd Jersey City NJ 07310-2010	1,567,390.151	18.48%

TCH Corporate Income	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	888,263.572	10.47%

TCH Corporate Income	I	MAC & Co A/C HTKF0230012 Attn: Mutual Fund Operations PO Box 3198 525 William Penn Pl Pittsburgh PA 15230-3198	3,274,469.338	29.8%

TCH Corporate Income	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	2,689,769.43	24.48%

TCH Corporate Income	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	757,922.174	6.9%

TCH Corporate Income	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	2,653,665.825	24.15%

TCH Corporate Income	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,962.244	100%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
TCH Core Plus Bond	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	42,756,658.25	95.54%

TCH Core Plus Bond	I	Vallee & Co FBO 98 c/o Marshall & Ilsley Trust Co Na 11270 W Park Place Suite 400- PPW-08-WM Attn: Mutual Funds Milwaukee WI 53224-3638	1,898,762.769	5.08%

TCH Core Plus Bond	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	27,347,490.44	73.17%

TCH Core Plus Bond	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	2,859,286.598	7.65%

TCH Core Plus Bond	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,145.116	100%

Monegy High Yield	Y	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0002	3,875,901.028	98.54%

Monegy High Yield	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,495,996.839	71.95%

Monegy High Yield	I	SEI Private Trust Co c/o Harris Bank/M&I ID 940 Attn: Mutual Fund Administrator 1 Freedom Valley Dr Oaks PA 19456-9989	493,933.764	14.24%

Monegy High Yield	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,440.535	100%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Multi-Asset Income	Y	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	50,708.314	96.02%

Multi-Asset Income	I	SEI Private Trust Company c/o Harris Bank ID 940 Attn: Mutual Fund Admin 1 Freedom Valley Dr Oaks PA 19456-9989	5,082,395.913	82.89%

Multi-Asset Income	I	SEI Private Trust Company c/o Harris Bank ID 940 Attn: Mutual Fund Admin 1 Freedom Valley Dr Oaks PA 19456-9989	471,881.023	7.7%

Multi-Asset Income	I	SEI Private Trust Company c/o Harris Bank ID 940 Attn: Mutual Fund Admin 1 Freedom Valley Dr Oaks PA 19456-9989	320,623.114	5.23%

Multi-Asset Income	A	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,471.041	100%

Government Money Market	Y	Maril & Co M&I Trust Company, NA 11270 West Park Place Suite 400- PPW-08-WM Attn: ACM Milwaukee WI 53224-3638	60,502,220.29	50.22%

Government Money Market	Y	San Pasqual Fiduciary Trust Company 550 S Hope St Ste 550 Los Angeles CA 90071-2612	39,780,925.63	33.02%

Government Money Market	Y	BMO Harris Bank N A 111 W Monroe 9 E Chicago IL 60603-4014	15,704,834.95	13.03%

Government Money Market	I	Maril & Co M&I Trust Company, NA 11270 West Park Place Suite 400- PPW-08-WM Attn: ACM Milwaukee WI 53224-3638	259,264,694.3	42.27%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Government Money Market	I	MAC & Co Attn: Mutual Fund Operations PO Box 3198 Pittsburgh PA 15230-3198	109,607,957.8	17.87%

Government Money Market	I	Maril & Co FBO Members Trust Company c/o M&I Trust Co Attn: ACM 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	98,118,157.24	16%

Government Money Market	I	SEI Private Trust Company c/o Harris Bank ID 940 Attn: Mutual Fund Admin 1 Freedom Trail Oaks PA 19456	97,196,681.65	15.85%

Government Money Market	I	BMO Harris Bank N A 111 W Monroe 9 E Chicago IL 60603-4014	34,098,080.17	5.56%

Tax-Free Money Market	Y	Maril and Co 11270 W Park Place Suite 400- PPW-08-WM Attn: ACM Milwaukee WI 53224-3638	28,254,216.59	24.5%

Tax-Free Money Market	Y	Gretchen Heller TTEE J Andrew Heller TTEE Gretchen Heller 1977 Trust U/A dtd 7/18/77 PO Box 240181 Milwaukee WI 53224-9009	17,480,635.82	15.16%

Tax-Free Money Market	Y	Mary Ellen Heller TTEE J Andrew Heller TTEE Mary Ellen Heller Marital Trust II U/A dtd 04/05/1995 PO Box 240181 Milwaukee WI 53224-9009	6,389,613.22	5.54%

Tax-Free Money Market	Y	SEI Private Trust Co c/o BMO Harris Bank NA ID 940 1 Freedom Trail Oaks PA 19456	7,518,268.65	6.52%

Tax-Free Money Market	Y	BMO Harris Bank N A 111 W MONROE 9 E Chicago IL 60603-4014	9,769,548.29	8.47%

Tax-Free Money Market	Y	Pershing LLC As Agent for its Brokerage Customer Attn: Cash Management Services 1 Pershing Plz Jersey City NJ 07399-0002	31,065,086.4	26.94%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Tax-Free Money Market	I	Maril and Co 11270 W Park Place Suite 400- PPW-08-WM Attn: ACM Milwaukee WI 53224-3638	154,805,085.6	33.13%

Tax-Free Money Market	I	SEI Private Trust Company c/o Harris Bank ID 940 Attn: Mutual Fund Admin 1 Freedom Trail Oaks PA 19456	251,336,880.8	53.79%

Tax-Free Money Market	I	SEI Private Trust Company c/o FirstMerit ID 682 Attn: Mutual Fund Admin 1 Freedom Valley Dr Oaks PA 19456-9989	34,630,177.9	7.41%

Prime Money Market	Y	Maril and Co 11270 W Park Place Suite 400- PPW-08-WM Attn: ACM Milwaukee WI 53224-3638	1,122,914,158	75.46%

Prime Money Market	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	123,123,925.1	8.27%

Prime Money Market	Y	Pershing 1 Pershing Plz Jersey City NJ 07399-0002	137,006,954.2	9.21%

Prime Money Market	I	Maril & Co M&I Trust Company, NA 11270 West Park Place Suite 400- PPW-08-WM Attn: ACM Milwaukee WI 53224-3638	1,946,851,723	75.24%

Prime Money Market	I	SEI Private Trust Company c/o Harris Bank ID 940 Attn: Mutual Fund Admin 1 Freedom Trail Oaks PA 19456	319,494,157.3	12.35%

Target Retirement 2010	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	584,282.966	93.92%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Target Retirement 2010	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	37,175.396	100%

Target Retirement 2010	R3	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	386,295.295	100%

Target Retirement 2010	R6	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,562,467.613	100%
Target Retirement 2015	Y	State Street Bank and Trust Co IRA Linda D Shannon 200 Clarendon Street Boston, MA 02116	7,709.34	28.41%

Target Retirement 2015	Y	State Street Bank and Trust Co IRA Carol Pchelkin 200 Clarendon Street Boston, MA 02116	3,183.521	11.73%

Target Retirement 2015	Y	State Street Bank and Trust Co IRA Patty Marks 200 Clarendon Street Boston, MA 02116	3,758.733	13.85%

Target Retirement 2015	Y	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	9,746.676	35.92%

Target Retirement 2015	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,608.356	9.61%

Target Retirement 2015	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	9,728.673	100%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Target Retirement 2015	R3	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	9,755.703	72.41%

Target Retirement 2015	R3	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	3,716.435	27.59%

Target Retirement 2015	R6	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	246,963.299	99.9%

Target Retirement 2020	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	2,829,348.545	98.23%

Target Retirement 2020	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	282,964.401	100%

Target Retirement 2020	R3	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,974,430.978	100%

Target Retirement 2020	R6	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	4,600,978.242	100%

Target Retirement 2025	Y	State Street Bank and Trust Co IRA Michael Taetsch 200 Clarendon Street Boston, MA 02116	2,472.876	6.34%

Target Retirement 2025	Y	State Street Bank and Trust Co IRA Dorothy J Glass 200 Clarendon Street Boston, MA 02116	2,195.01	5.62%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Target Retirement 2025	Y	State Street Bank and Trust Co IRA Casey M Caya 200 Clarendon Street Boston, MA 02116	4,714.903	12.08%

Target Retirement 2025	Y	State Street Bank and Trust Co IRA Michael G Mavromatis 200 Clarendon Street Boston, MA 02116	3,837.864	9.83%

Target Retirement 2025	Y	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	13,976.704	35.81%

Target Retirement 2025	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	250	100%

Target Retirement 2025	R3	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	29,403.25	99.16%

Target Retirement 2025	R6	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	916,349.024	99.97%

Target Retirement 2030	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	2,857,404.947	98.51%

Target Retirement 2030	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	255,205.392	100%

Target Retirement 2030	R3	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,691,261.621	100%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Target Retirement 2030	R6	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	4,068,394.527	100%

Target Retirement 2035	Y	State Street Bank and Trust Co IRA Jason J Jordan 200 Clarendon Street Boston, MA 02116	8,126.241	17.33%

Target Retirement 2035	Y	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	24,104.418	51.42%

Target Retirement 2035	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	250	71.49%

Target Retirement 2035	I	Craig A Rawlins TTEE Craig Anthony Rawlins 2011 Liv Trust U/A dtd 10/17/2011 Evanston IL 60201-6140	99.701	28.51%

Target Retirement 2035	R3	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	23,303.724	98.94%

Target Retirement 2035	R6	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	340,092.526	99.93%

Target Retirement 2040	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,572,637.018	98.96%

Target Retirement 2040	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	269,039.158	100%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Target Retirement 2040	R3	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	980,629.327	100%

Target Retirement 2040	R6	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	3,401,196.76	100%

Target Retirement 2045	Y	State Street Bank and Trust Co IRA Sonya Lewis 200 Clarendon Street Boston, MA 02116	1,150.865	5.21%

Target Retirement 2045	Y	State Street Bank and Trust Co IRA Timothy Zuberbier 200 Clarendon Street Boston, MA 02116	3,250.64	14.71%

Target Retirement 2045	Y	State Street Bank and Trust Co IRA Elizabeth Barrett 200 Clarendon Street Boston, MA 02116	1,144.226	5.18%

Target Retirement 2045	Y	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	9,783.498	44.27%

Target Retirement 2045	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	250	100%

Target Retirement 2045	R3	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	7,640.068	96.83%

Target Retirement 2045	R6	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	94,957.607	99.74%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Target Retirement 2050	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	997,047.423	98.91%

Target Retirement 2050	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	232,569.52	100%

Target Retirement 2050	R3	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	593,117.512	100%

Target Retirement 2050	R6	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,522,191.418	100%

Target Retirement 2055	Y	State Street Bank and Trust Co Roth IRA Laura E Blaser 200 Clarendon Street Boston, MA 02116	2,936.219	16.53%

Target Retirement 2055	Y	State Street Bank and Trust Co Cust Kathryn A Blaser Roth IRA 200 Clarendon Street Boston, MA 02116	1,154.831	6.5%

Target Retirement 2055	Y	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	12,078.958	68.01%

Target Retirement 2055	I	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	9,728.673	100%

Target Retirement 2055	R3	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	4,998.338	70.12%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Target Retirement 2055	R3	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	2,129.815	29.88%

Target Retirement 2055	R6	Mitra Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	49,447.34	99.5%

Conservative Allocation	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	2,556,897.115	98.05%

Conservative Allocation	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	2,918,141.976	100%

Conservative Allocation	R3	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,093,061.334	100%

Conservative Allocation	R6	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	8,585,596.79	96.47%

Moderate Allocation	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	2,406,280.916	99.67%

Moderate Allocation	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,759,351.754	100%

Moderate Allocation	R3	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	554,383.451	28.96%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Moderate Allocation	R3	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,360,009.075	71.04%

Moderate Allocation	R6	MAC & Co HTSF2221372 PO Box 3198 525 William Penn Place Pittsburgh PA 15230-3198	883,129.135	9.66%

Moderate Allocation	R6	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	8,255,661.208	90.34%

Balanced Allocation	Y	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,078,867.692	6.16%

Balanced Allocation	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	16,400,695.07	93.66%

Balanced Allocation	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	7,891,642.226	99.81%

Balanced Allocation	R3	Mitra & Co FBO 98 Marshall & Ilsley Trust Oper c/o BMO Harris Bank NA Attn: MF 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	792,023.898	18.48%

Balanced Allocation	R3	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	3,494,764.51	81.52%

Balanced Allocation	R6	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	25,162,347.14	91.11%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Growth Allocation	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	4,420,021.926	99.9%

Growth Allocation	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,812,003.964	100%

Growth Allocation	R3	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	2,878,422.42	100%

Growth Allocation	R6	MAC & Co HTSF2221382 PO Box 3198 525 William Penn Place Pittsburgh PA 15230-3198	1,246,511.077	22.73%

Growth Allocation	R6	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	4,112,606.126	75%

Aggressive Allocation	Y	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	5,924,233.589	99.94%

Aggressive Allocation	I	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	2,702,535.858	100%

Aggressive Allocation	R3	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	1,461,533.822	100%

Aggressive Allocation	R6	MAC & Co HTSF2221402 PO Box 3198 525 William Penn Place Pittsburgh PA 15230-3198	700,105.671	9.96%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class

Aggressive Allocation	R6	Mitra & Co FBO 98 Daily Plans c/o M&I Trust Co NA Attn: MF 11270 W Park Place Suite 400 Milwaukee WI 53224-3638	6,072,472.021	86.37%

The Corporation believes that the entities in the above chart, the holders of record of these shares, are not the beneficial owners of such shares.

Any person who beneficially owns more than 25% of the outstanding shares of a Fund or a class may be considered a “controlling person” of such Fund or class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

As of November 30, 2014, the current officers and directors of the Corporation, as a group, owned less than 1% of any class of each Fund’s outstanding shares.

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES?

This section is not intended to be a full discussion of federal income tax laws and does not discuss state, local, or foreign tax laws. Please consult your own tax adviser regarding federal, state, local, or foreign tax considerations.

Fund Taxation

Each Fund has qualified and intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to so qualify, each Fund must, among other things, (i) derive at least 90% of its gross income from qualifying income, which includes dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its investment company taxable income each year and 90% of its net tax-exempt income, and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades and businesses or the securities of one or more qualified publicly traded partnerships.

Some Fund investments may produce income that will not constitute qualifying income for the purposes of this annual gross income requirement. Although foreign currency gains currently constitute qualifying income, the U.S. Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). If any such regulations are issued, such regulations could treat gains from some of the Fund’s foreign currency-denominated positions as non-qualifying income, and there is a remote possibility that such regulations could be applied retroactively, in which case the Fund might not qualify as a RIC for one or more years. There can be no assurance that the Fund will satisfy all requirements to be taxed as a RIC.

To the extent that a Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income paid to shareholders in the form of distributions of investment company taxable income or net capital gain. In the event a Fund fails to qualify as a RIC under Subchapter M, and does not obtain relief from such failure, it will be treated as a regular corporation for federal income tax purposes. Accordingly, the Fund would be subject to federal income taxes on its taxable net income and gains, and any distributions that the Fund makes would not qualify for any dividends paid deduction. This would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation’s other portfolios will be separate from those realized by each Fund.

Each Fund generally will be subject to a 4% nondeductible federal excise tax to the extent the Fund does not meet certain minimum distribution requirements by the end of the calendar year. To avoid the imposition of the 4% excise tax, a Fund must distribute at least 98% of its taxable ordinary income for the calendar year and at least 98.2% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Each Fund intends to make distributions during the calendar year in an amount sufficient to prevent imposition of this 4% excise tax.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

A Fund’s transactions, if any, in forward contracts, options, futures contracts, and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund, defer a Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount, and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding federal income and excise taxes. The Funds will monitor their transactions, make the appropriate tax elections, and make the appropriate entries in their books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a RIC, and minimize the imposition of federal income and excise taxes.

Options held by a Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be marked-to-market for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (60/40 gain or loss). Certain other options, futures contracts, and options on futures contracts utilized by the Funds are also Section 1256 contracts. Any Section 1256 contracts held by the Funds at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also marked-to-market with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

A Fund’s entry into a short sale transaction, an option, or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

The application of certain requirements for qualification as a RIC and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, a Fund may be required to limit the extent to which it invests in such investments and it is also possible that the Internal Revenue Service (IRS) may not agree with a Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations, and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character, and amount of a Fund’s income and gains and distributions to shareholders, affect whether a Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a RIC and avoid federal income and excise taxes or limit the extent to which a Fund may invest in certain derivatives and other investments in the future.

The Target Retirement 2010 Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, and Target Risk Funds are each a successor to the portfolio of a collective trust fund managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the succeeding fund. Each such Fund has taken the position that it has succeeded to the tax basis of the assets of its predecessor collective trust fund. Shareholders should be aware that as a Fund sells portfolio securities that were acquired from a predecessor collective trust fund, any gain inherent in such securities at the time the Fund acquired such securities, along with any appreciation that occurred while the Fund held such securities, may be recognized by the Fund, and any such recognized gain will be distributed to Fund shareholders and will be taxable to them for federal income tax purposes. Accordingly, a shareholder of a Fund may be taxed on appreciation that occurred before the shareholder purchased Fund shares, including appreciation that occurred prior to the Fund’s acquisition of portfolio securities from a predecessor collective trust fund.

Generally, the character of the income or capital gains that a Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as a RIC. However, to the extent that another investment company that qualifies as a RIC realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of investment company taxable income and net capital gain that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

Certain Funds may invest to a limited degree in MLPs that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership is included in the sources of income from which a RIC must derive at least 90% of its gross income. However, no more than 25% of the value of a RIC’s total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an MLP in which a Fund invests is taxed as a partnership for federal income tax purposes, the Fund will include in its taxable income its allocable share of the MLP’s income regardless of whether the Fund receives any distribution from the MLP. Thus, the Fund may be required to sell other securities in order to satisfy the distribution requirements to qualify as a RIC and to avoid federal income and excise taxes. In addition, if an MLP in which a Fund invests does not qualify as a “qualified publicly traded partnership” (and is otherwise not taxed as a corporation), income derived by the Fund will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the Fund. Distributions to a Fund from an MLP that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the MLP. If a Fund’s basis is reduced to zero, distributions in excess of basis will generally constitute capital gain for federal income tax purposes.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for federal income tax purposes, which may be of particular concern to simple trusts.

If a Fund receives an “excess distribution” with respect to the stock of a passive foreign investment company (PFIC), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets produce or are held to produce passive income or 75% or more of its gross income is passive income.

Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Rather than being taxed on the PFIC income as discussed above, a Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, a Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a RIC may limit its options with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

Taxation of U.S. Shareholders

With respect to Funds other than the Tax-Exempt Funds (see discussion below), shareholders will be subject to federal income tax on distributions made by the Funds whether received in cash or additional shares of the Funds, unless the shareholder is investing through a tax-deferred arrangement such as an IRA or a 401(k) plan. Distributions of investment company taxable income (which includes any net short-term capital gain in excess of any net long-term capital loss) generally will be taxable to shareholders as ordinary income. However, for non-corporate shareholders, the portion of investment company taxable income that a Fund reports as attributable to “qualified dividend” income (generally dividends received from U.S. domestic corporations and qualified foreign corporations) generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable at long-term capital gain rates (for non -corporate shareholders, currently taxed at a maximum rate of 20%), without regard to how long a shareholder has held shares of a Fund. A portion of a Fund’s distributions of investment company taxable income may qualify in part for the 70% dividends received deduction available to corporate shareholders to the extent that the Fund receives dividend income directly or indirectly from U.S. corporations and reports the amount distributed as eligible for the deduction, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by the Funds are not eligible for the dividends received deduction when distributed to the Funds’ shareholders. Because no portion of the income of any Fund, other than the Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, and Equity Funds, will consist of dividends from domestic corporations or qualified foreign corporations, distributions paid by the Funds, other than the Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, and Equity Funds, are not expected to be eligible for “qualified dividend” treatment when paid to non-corporate shareholders or qualify for the dividends received deduction available to corporate shareholders.

Dividend income received by a Fund and distributed to a Fund shareholder may not be treated as “qualified dividend” income by the shareholder unless the Fund satisfies certain holding period and other requirements with respect to the stock in its portfolio generating such dividend income and the shareholder meets certain holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, fewer than 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest. For purposes of determining the holding period for stock on which a dividend is received, such holding period is reduced for any period the recipient has an option to sell, is under a contractual obligation to sell or has made (and not closed) a short sale of substantially identical stock or securities, and in certain other circumstances. In order for a dividend paid by a foreign corporation to constitute qualified dividend income, the foreign corporation must (1) be eligible for the benefits of a comprehensive income tax treaty with the United States (or the stock on which the dividend is paid must be readily tradable on an established securities market in the United States), and (2) not be treated as a PFIC.

In addition to the regular federal income tax, certain individuals, trusts, and estates may be subject to a Medicare tax of 3.8%. For individual taxpayers, the Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income (which excludes exempt interest dividends), net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Funds’ distributions (other than exempt interest dividends paid by the Ultra Short Tax-Free, Short Tax-Free, Intermediate Tax-Free, and Tax-Free Money Market Funds) are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized on the sale, redemption, or exchange of Fund shares is includable in a shareholder’s investment income for purposes of this Medicare tax.

To the extent a Fund is unable to use its capital losses in a given taxable year, it may be entitled to carry forward the capital loss, which may reduce the taxable capital gain that the Fund would realize and on which the shareholder would be subject to federal income tax in the future. Any capital loss carried forward by a Fund will generally retain its character as short-term or long-term and may be carried forward indefinitely.

Distributions declared by a Fund during October, November, or December to shareholders of record and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. Each Fund will notify its shareholders each year of the amount and type of distributions paid.

Gain or loss realized upon a sale, redemption, or other disposition (such as an exchange) of shares of a Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss. Any loss on the sale, redemption, or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any net capital gain distributions paid or deemed to be paid to the shareholder with respect to such shares. Any loss realized upon a sale, exchange or redemption of shares of the Ultra Short Tax-Free, Short Tax-Free, Intermediate Tax-Free, or Tax-Free Money Market Funds that were held for six months or less will be disallowed to the extent of any exempt interest dividends received with respect to such shares. Any loss a shareholder realizes on a sale, redemption, or exchange of shares will be disallowed if the shareholder acquires other shares of the same Fund (whether through the automatic reinvestment of distributions or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale, redemption, or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

If shares that were purchased subject to a sales charge are exchanged for shares of a different Fund before the 91st day after the date on which such shares were acquired, the lesser of (i) the sales charge incurred on the exchanged shares or (ii) the sales charge waived on the reinvested shares is added to the basis of the reinvested shares and is not included in the basis of the exchanged shares.

Purchasing shares shortly before a distribution may not be advantageous. If the distribution is taxable, it will essentially result in a taxable return of a portion of the purchase price.

Tax-Exempt Funds

The Ultra Short Tax-Free, Short Tax-Free, Intermediate Tax-Free, and Tax-Free Money Market Funds (the Tax-Exempt Funds) intend to qualify to pay “exempt interest dividends” by satisfying the Code’s requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations of a state or political subdivision thereof the interest on which is exempt from federal income tax under Section 103(a) of the Code. So long as this and certain other requirements are met, distributions consisting of each such Fund’s net tax-exempt interest income will be exempt interest dividends, which are exempt from regular federal income tax in the hands of the shareholders of the Fund. As discussed below, certain exempt interest dividends may be subject to federal AMT. Distributions of investment company taxable income made by these Funds consisting of income from taxable securities or net short-term capital gains, if any, realized by the Funds will be taxable to shareholders as ordinary income whether received in cash or additional shares of the Funds. Distributions of net capital gain made by the Funds, if any, will be taxable to shareholders at long-term capital gain rates. Gains of the Tax-Exempt Funds that are attributable to market discount on certain municipal obligations are treated as ordinary income to the extent of the accrued market discount on those bonds.

Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Tax-Exempt Funds is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. If a shareholder receives exempt interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt interest dividends, provided, this rule does not apply to a Fund if it declares exempt interest dividends daily in an amount equal to at least 90% of its net tax-exempt interest and distributes these amounts at least monthly. In addition, shareholders will have to include any exempt interest dividends in determining the taxable portion of their social security and railroad retirement benefit payments. Furthermore, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by “private activity bonds” or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Funds. For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of the distributions received from the Tax-Exempt Funds may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt interest dividends also may affect a foreign corporate shareholder’s federal “branch profits” tax liability, and an S corporation shareholder’s federal tax on “passive investment income.”

Distributions may be subject to state and local taxation despite their status as exempt interest dividends for federal income tax purposes. As a result, shareholders of a Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the distributions received from the Fund is considered tax -exempt in their particular states.

Issuers of securities purchased by the Tax-Exempt Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such securities to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

Tax legislation may, from time to time, include provisions that may affect the supply of, and demand for, tax-exempt securities, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of tax law changes upon the tax-exempt market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Also, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if more than 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year consists of interests in other regulated investment companies, such Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable distributions actually received) his or her pro rata share of foreign taxes paid by the Fund in computing his or her taxable income and to use such amount as a foreign tax credit against his or her U.S. federal income tax liability or deduct such amount in lieu of claiming a credit, subject to certain limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. If a Fund is eligible to make this election, each shareholder will be notified after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year. The Corporation expects that only Global Low Volatility Equity Fund, Pyrford Global Equity, Pyrford International Stock, TCH Emerging Markets Bond, and LGM Emerging Markets Equity Funds will qualify to pass through to Fund shareholders foreign taxes paid by the Fund.

If a Fund does not satisfy the requirements for passing through to its shareholders their proportionate shares of any foreign taxes paid by the Fund, shareholders will not be required to include such taxes in their gross income and will not be entitled to a tax deduction or credit for such taxes on their own federal income tax returns.

State and Local Taxes

Shareholders may be subject to state and local taxes on distributions received from a Fund (including exempt interest dividends) and on sales, exchanges or redemptions of Fund shares. Rules of state and local taxation of distributions from regulated investment companies often differ from rules for federal income taxation described above. You are urged to consult your tax adviser as to the consequences of these and other state and local tax rules affecting an investment in a Fund.

Backup Withholding and Other Considerations

If a shareholder does not furnish a Fund with a correct social security number or taxpayer identification number, certify that it is correct, and certify that he, she or it is not subject to backup withholding and/or the Fund receives notification from the IRS requiring backup withholding, the Fund is required by federal law to withhold federal income tax from all distributions (including exempt interest dividends) and redemption proceeds paid to the shareholder at the rate set forth in the Code. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Taxation of Non-U.S. Shareholders

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable tax treaty).

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally non-refundable 30% tax on distributions of investment company taxable income paid after June 30, 2014 and distributions of net capital gain and the gross proceeds of a sale, redemption, or exchange of Fund shares paid after December 31, 2016 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things (or unless such entity is deemed compliant pursuant to the terms of an intergovernmental agreement), and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign stocks or securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on an investor. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Investors are urged to consult their own tax advisers.

Cost Basis Reporting

Each Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired on or after January 1, 2012 (“covered shares”) when such shareholders sell, redeem, or exchange such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares. The Funds are not required to determine or report your cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale, redemption, or exchange of a share results in a capital gain or loss. If you sell, redeem, or exchange covered shares during any year, the Fund will report the gain or loss, cost basis, and holding period of such covered shares to you and the IRS on an applicable Form 1099.

A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, redeemed, or exchanged when you sell, redeem, or exchange less than your entire position in the Fund and have made multiple purchases of Fund shares on different dates at differing net asset values. If you do not affirmatively elect a cost basis method, each Fund will use the average cost method, which averages the basis of all Fund shares in your account regardless of holding period, and covered shares sold, exchanged, or redeemed are deemed to be those with the longest holding period first. You may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in your covered shares. The default cost basis method applied by a Fund or the alternate method elected by you may not be changed after the settlement date of a sale of Fund shares.

If you hold Fund shares through a broker or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult with your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

DIRECTORS AND OFFICERS

Directors

The Board of Directors is responsible for overseeing the business and affairs of the Corporation. Information regarding the directors of the Corporation, and their age and business experience during the past five years, are shown in the following table. The address of each director is 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. Current directors who are not considered to be “interested persons” of the Corporation are referred to in this SAI as “independent directors.” The Corporation currently offers 43 separate portfolios or funds. The information in the following table is as of August 31, 2014 unless otherwise indicated.

INTERESTED DIRECTORS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director
John M. Blaser(3) Age: 57	Director and President	Since May 1999	Managing Director of the Adviser, since June 2012; Vice President of the Adviser, from 1998 to 2012.	44	None

Christopher B. Begy(3) Age: 60	Director	Since August 2013	President, CEO and a Director of BMO Financial Corp. and U.S. Country Head, since August 2013; Chair, BMO Harris Bank N.A., since August 2013; Director of the Adviser, since August 2013; Chief Auditor of BMO Financial Group, from 2001 to 2013.	44	None

(1)	Each director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies, or until his or her successor is duly elected. Retirement for a director occurs no later than August 31 following his or her 75th birthday.

(2)	The information in this column is as of the date of this SAI.

(3)	Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation and the Adviser. Mr. Begy is an “interested person” of the Corporation due to the positions that he holds with the Adviser and BMO.

INDEPENDENT DIRECTORS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director
Larry D. Armel Age: 72	Independent Director	Since September 2006	Retired; formerly, Chairman, Gold Bank Funds, from 2002 to 2005.	44	None

Ridge A. Braunschweig Age: 61	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office, since May 2009), since January 2012; Executive Vice President and Chief Financial Officer, CPL Industries, Inc., from 2000 to 2012.	44	None

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director
Benjamin M. Cutler Age: 69	Independent Director	Since July 2004	Chairman, CEO and President, USHEALTH Group, Inc. (a health insurance company), since September 2004.	44	None

John A. Lubs Age: 66	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	44	None

James Mitchell Age: 67	Independent Director	Since March 1999	Chief Executive Officer, NOG, Inc. (a metal processing and consulting company), since 1999; Chairman, Ayrshire Precision Engineering (a precision machining company), since 1992; Chairman, Golner Precision Products, Inc. (a supplier of machine parts), from 2004 to 2008; Chief Executive Officer, General Automotive Manufacturing, LLC (an automotive parts manufacturing company), from 2001 to 2007.	44	None

Barbara J. Pope Age: 66	Independent Director	Since March 1999	President of Barbara J. Pope, P.C. (a financial consulting firm), since 1992; President of Sedgwick Street Fund LLC (a private investment partnership), since 1996; formerly, Tax Partner, Price Waterhouse.	44	None

(1)	Each director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies, or until his or her successor is duly elected. Retirement for a director occurs no later than August 31 following his or her 75th birthday.

(2)	The information in this column is as of the date of this SAI.

Some of the independent directors, personally or through business relationships, have banking, investment management, custodial, or borrowing relationships with BMO Harris Bank and other affiliates of the Adviser.

Officers

The officers of the Corporation are elected annually by the Board and hold the same position with all of the Funds of the Corporation. Each officer holds office for one year and until the election and qualification of his or her successor. The address of each officer is 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. Officers of the Corporation, together with information as to their principal business occupation during the past five years and certain other information, are shown in the following table as of August 31, 2014 unless otherwise indicated.

PRINCIPAL OFFICERS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Timothy M. Bonin Age: 41	Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.

John D. Boritzke Age: 58	Vice President	Elected by the Board annually; since October 2001	Managing Director of the Adviser since 2012; Vice President of BMO Harris Bank(1), since 2008; Senior Vice President of the Adviser, 2008 to 2012; Vice President of the Adviser and BMO Harris Bank, 1993 to 2008.
Stephen R. Oliver Age: 63	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually, Chief Compliance Officer; since July 2008, and Anti-Money Laundering Officer; since January 2009	Vice President of BMO Harris Bank (formerly, Marshall and Ilsley Trust Company), since March 2006(1); Vice President of BMO Investment Distributors, LLC (formerly, M&I Distributors, LLC), since 2007.

Michele L. Racadio Age: 39	Secretary	Elected by the Board annually; since November 2012	Senior Counsel and Vice President of BMO Harris Bank, since 2012; Associate, Godfrey & Kahn, S.C., 2006 to 2012.

(1)	Effective September 1, 2012, Marshall and Ilsley Trust Company (M&I Trust) merged into BMO Harris Bank.

Board of Directors

The primary responsibility of the Board is to provide oversight of the management of the Funds. The Board is responsible for managing the Funds’ business affairs. During the fiscal year ended August 31, 2014, the Board held six meetings. The Board has established two standing committees, the Audit Committee and the Nominating and Governance Committee, to which it has delegated certain responsibilities. These Committees are comprised solely of independent directors.

The day-to-day operations of the Funds are managed by the Adviser with assistance from other service providers approved by the Board. The Board, directly and through its Committees, oversees the services provided by the Adviser and other Fund service providers. The Board does not have a chairperson or an independent lead director. The President of the Corporation, or such other person designated by the Board, serves as the chair of the Board meetings. Counsel to the Funds and independent directors attends all Board meetings. The Board is structured to encourage equal participation by all members and to provide for and to promote open and candid communication between the Board and Adviser and the other service providers to assist the Board in fulfilling its oversight responsibilities. The Board believes that this structure is appropriate in recognition of the historical relationship between the Funds and the Adviser and its affiliates, the assets and number of the Funds overseen by the Board, and the nature of the Funds’ investments.

As part of its general oversight responsibilities, the Board, directly and through its Committees, is involved in the risk oversight of the Funds. The Funds, the Adviser, and other Fund service providers have adopted policies, procedures and controls to address the Funds’ operational, investment, and compliance risks. The Board and its Committees meet regularly during the year to review, among other information related to the Funds’ operations, the contractual arrangements with the Adviser and other service providers for the Funds, the Funds’ performance, investment strategies, and limitations, and compliance and regulatory matters. The Board, directly and through its Committees, reviews information from the Adviser, other Fund service providers, the Funds’ independent registered public accounting firm and counsel to the Funds, and independent directors to assist it in its oversight responsibilities. The Board reviews the Funds’ performance and meets with the Adviser and Sub-Advisers, as applicable, and the Funds’ portfolio managers. As part of its compliance oversight, the Board receives and reviews the annual report prepared by the Chief Compliance Officer (CCO) as required by Rule 38a-1 under the 1940 Act and quarterly reports regarding the operation of the compliance policies and procedures, including any material compliance issues that arose during the quarter for the Funds. The independent directors also meet quarterly with the CCO in executive session. In addition, any material changes to a Fund’s investment objective, strategies, and restrictions must be approved by the Board.

The Audit Committee serves to provide an open avenue of communication among the Board, the Funds’ independent registered public accounting firm and the internal accounting staff serving the Funds. The Board has adopted a written charter of the Audit Committee pursuant to which the Audit Committee evaluates the independence of and approves the retention of the independent registered public accounting firm to audit the financial statements of the Funds, reviews the results of Fund audits and preapproves, or establishes preapproval policies and procedures concerning, all audit and non-audit services provided to the Funds. The Audit Committee monitors the accounting policies of the Funds, as well as the work of the independent registered public accounting firm. Messrs. Armel, Braunschweig (Chair), Cutler, Lubs, and Mitchell and Ms. Pope currently serve as members of the Audit Committee. During the fiscal year ended August 31, 2014, the Audit Committee held two meetings.

The Nominating and Governance Committee oversees the administration of the Corporation’s Governance Guidelines and Procedures. In addition, the Board has adopted a written charter of the Nominating and Governance Committee, pursuant to which the Nominating and Governance Committee evaluates and nominates, or recommends for nomination, candidates for the Board. The Nominating and Governance Committee may consider candidates for the Board submitted by shareholders if a vacancy were to exist. Shareholders who wish to recommend a nominee may do so by submitting the appropriate information about the candidate to the

Corporation’s Secretary. Messrs. Armel (Chair), Braunschweig, Cutler, Lubs, and Mitchell and Ms. Pope currently serve as members of the Nominating and Governance Committee. During the fiscal year ended August 31, 2014, the Nominating and Governance Committee did not meet.

The Board also oversees a Pricing Committee. The Pricing Committee meets as necessary and is comprised of members of the Adviser and UMB Fund Services, Inc. (UMBFS), the Funds’ sub-administrator. The Pricing Committee is responsible for monitoring the valuation of Fund securities and other investments as well as determining the fair value of securities for which market quotations are not readily available, after consideration of all relevant factors, in accordance with the pricing procedures adopted by the Board. Any determinations by the Pricing Committee are subsequently reported to and reviewed by the full Board.

Director Experience and Qualifications

Following is a brief discussion of the experiences and qualifications that led to the conclusion that, as of the date of this SAI, each current Board member should serve as a director of the Corporation. Generally, each director’s professional, business, and educational background, judgment, ability to work effectively with the other directors and commitment to act in the best interests of the Funds were considered in determining his or her qualifications to serve on the Board. With respect to each director, the Board considered, among other factors, the following experiences and qualifications:

The Board considered that Mr. Armel has served as a director since 2006, and that he serves as chair of the Nominating and Governance Committee. The Board also considered his professional and financial industry experience serving as an executive, counsel, and director of various mutual fund complexes. The Board considered the executive, regulatory, investment, and operations experience that Mr. Armel gained over the course of his career and through his financial industry experience.

The Board considered that Mr. Blaser has served as a director and President of the Corporation since 1999 and Managing Director of the Adviser since June 2012. He also served as Vice President of the Adviser from 1998 to 2012. The Board also considered his professional and financial industry experience serving as chief financial officer for various fund complexes. The Board considered the audit, executive, financial, investment, and operations experience that Mr. Blaser gained over the course of his career and through his financial industry experience. The Board also considered that because of Mr. Blaser’s position with the Adviser, he is involved in the day-to-day management of the Adviser and the Corporation.

The Board considered that Mr. Begy has served as President and Chief Executive Officer of BMO Financial Corporation and U.S. Country Head of BMO Financial Group since 2013. He also served as Chief Auditor of BMO Financial Group from 2001 to 2013 and in other executive positions with BMO Financial Group from 1989 to 2001, including Corporate Controller, Senior Vice President, Chief Accountant and Vice President. Mr. Begy joined BMO Financial Group in 1987 after holding a variety of roles with the accounting firm Coopers and Lybrand (subsequently merged with the accounting firm Price Waterhouse to form PwC). The Board considered that Mr. Begy is a chartered accountant and a Fellow of The Institute of Chartered Accountants and has contributed extensively to national and international organizations responsible for setting accounting and auditing standards. The Board considered the audit, executive, financial, investment and operations experience that Mr. Begy gained over the course of his career and through his financial industry experience.

The Board considered that Mr. Braunschweig has served as a director of the Corporation since 2009, and that he serves as chair of the Audit Committee. The Board considered his professional experience serving in various executive positions with CPL Industries, Inc. and his auditing experience. The Board also considered Mr. Braunschweig’s experience serving as an executive and director of a private charitable foundation. The Board considered the audit, executive, financial, and operations experience that Mr. Braunschweig gained over the course of his career.

The Board considered that Mr. Cutler has served as a director of the Corporation since 2004. The Board considered his professional experience serving in various executive positions with large health insurance companies, including most recently as Chairman, CEO, and President of USHEALTH Group, Inc. The Board also considered the executive, financial, and operations experience that Mr. Cutler gained over the course of his career.

The Board considered that Mr. Lubs has served as a director of the Corporation since 2004. The Board considered his professional experience serving in various executive positions with Mason Companies, Inc. Mr. Lubs also serves as a trustee of Third Order of St. Francis Foundation and of North Bay Trading Co. The Board also considered the executive, financial, and operations experience that Mr. Lubs gained over the course of his career.

The Board considered that Mr. Mitchell has served as a director of the Corporation since 1999. The Board considered his professional experience serving in various executive positions, including most recently as Chief Executive Officer of NOG, Inc. The Board also considered the executive, financial, and operations experience that Mr. Mitchell gained over the course of his career.

The Board considered that Ms. Pope has served as a director of the Corporation since 1999. The Board considered her professional experience serving as President of Barbara J. Pope, P.C. and President of Sedgwick Street Fund LLC, as well as her experience as a tax partner at an accounting firm. The Board also considered the executive, financial, and investment experience that Ms. Pope gained over the course of her career.

References to the experience and qualifications of the directors of the Corporation are pursuant to requirements of the SEC, do not constitute holding out the Board or any director as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Compensation of Directors

With respect to fiscal year 2014, each independent director was paid an aggregate retainer of $80,000. The Corporation does not pay any fees to its interested directors or officers. Neither the Corporation nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Corporation or Fund expenses. The following table shows the fees paid to the directors by the Corporation for the fiscal year ended August 31, 2014.

Name	Aggregate Compensation from the Corporation(1)	Total Compensation from the Corporation and Fund Complex Paid to Directors(1)
Larry D. Armel	$78,806	$80,000
Ridge A. Braunschweig	$78,806	$80,000
Benjamin M. Cutler	$78,806	$80,000
John A. Lubs	$78,806	$80,000
James Mitchell	$78,806	$80,000
Barbara J. Pope	$78,806	$80,000

(1)	The BMO Funds Complex currently offers 45 Funds, including the BMO LGM Frontier Markets Equity Fund, a closed-end management investment company. Each series of the Corporation pays an equal portion of the total compensation received by each independent director, adjusted based on each Fund’s inception date.

Board Ownership of Shares in the Funds and in the BMO Funds Family as of December 31, 2013.

Name of Director(1)	Fund Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in BMO Funds
Larry D. Armel Independent Director	Large-Cap Value Mid-Cap Value	Over $100,000	over $100,000
Over $100,000

Name of Director(1)	Fund Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in BMO Funds
John M. Blaser	Dividend Income	$1-$10,000	over $100,000
Interested Director	Large-Cap Growth	$10,001-$50,000
	Large-Cap Value	over $100,000
	Mid-Cap Growth	$50,001-$100,000
	Mid-Cap Value	over $100,000
	Pyrford International Stock	$1-$10,000
	LGM Emerging Markets Equity	$1-$10,000
	Small-Cap Growth	over $100,000
	Ultra Short Tax-Free	over $100,000
	Short Tax-Free	over $100,000
	Intermediate Tax-Free	$10,001-$50,000
	TCH Intermediate Income Bond	$10,001-$50,000
	TCH Core Plus Bond	$50,001-$100,000
	Monegy High Yield Income	$10,001-$50,000
	Tax-Free Money Market	over $100,000

Ridge A. Braunschweig Independent Director	Mid-Cap Value	over $100,000	over $100,000
	Ultra Short Tax-Free	$10,001-$50,000
	Small-Cap Growth	over $100,000
	Tax-Free Money Market	$50,001-$100,000
	Prime Money Market	$10,001-$50,000
	Small-Cap Growth	$10,001-$50,000

Benjamin M. Cutler Independent Director	LGM Emerging Markets Equity	$1-$10,000
	Ultra Short Tax-Free	$50,001-$100,000
	Short-Term Income	over $100,000
	Intermediate Tax-Free	over $100,000
	Mortgage Income	over $100,000
	TCH Intermediate Income	$50,001-$100,000
	TCH Core Plus Bond	over $100,000
	Monegy High Yield Bond	over $100,000
	Prime Money Market	$10,001-$50,000

John A. Lubs Independent Director	Large-Cap Growth	$50,001-$100,000	over $100,000
	Large-Cap Value	$50,001-$100,000
	Mid-Cap Growth	$10,001-$50,000
	Mid-Cap Value	$10,001-$50,000
	Small-Cap Growth	$10,001-$50,000

James Mitchell Independent Director	Mid-Cap Growth	over $100,000	over $100,000
	Mid-Cap Value	over $100,000
	Small-Cap Growth	$50,001-$100,000
	Pyrford International Stock	over $100,000
	LGM Emerging Markets Equity	$50,001-$100,000
	Ultra Short Tax-Free	over $100,000
	Short Tax-Free	over $100,000
	Tax-Free Money Market	$10,001-$50,000
	Prime Money Market	over $100,000

Name of Director(1)	Fund Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in BMO Funds
Barbara J. Pope Independent Director	Large-Cap Growth	over $100,000	over $100,000
	Large-Cap Value	$10,001-$50,000
	Mid-Cap Growth	over $100,000
	Mid-Cap Value	$50,001-$100,000
	Monegy High Yield Bond	$1-$10,000
	Small-Cap Growth	$10,001-$50,000
	TCH Core Plus Bond	$10,001-$50,000
	Tax-Free Money Market	$50,001-$100,000
	Prime Money Market	$10,001-$50,000

Christopher Begy Interested Director	N/A	None	None

(1)	Dollar range of shares owned in any Fund that is not identified in this table is “None.”

INFORMATION ABOUT THE ADVISER AND SUB-ADVISERS

Adviser to the Funds

The Funds’ investment adviser is BMO Asset Management Corp., a Delaware corporation headquartered in Chicago, Illinois. Effective June 1, 2012, as part of an internal restructuring, M&I Investment Management Corp., a wholly-owned subsidiary of BMO Financial Corp. (BFC), a financial services company, merged with and into Harris Investment Management, Inc., another wholly-owned subsidiary of BFC, and the combined entity, a wholly-owned subsidiary of BFC, was renamed BMO Asset Management Corp. BFC is an indirect wholly-owned subsidiary of Bank of Montreal, a Canadian bank holding company. Prior to June 1, 2012, M&I Investment Management Corp. served as the Funds’ investment adviser. The Adviser conducts investment research and makes investment decisions for the Funds, except for Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, TCH Intermediate Income Fund, TCH Corporate Income, TCH Core Plus Bond, Monegy High Yield Bond, and TCH Emerging Markets Bond for which the Adviser performs oversight of the Funds’ Sub-Advisers as described below. The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations, and not-for-profit organizations, and is registered as an investment adviser with the SEC. The Adviser shall not be liable to the Corporation, the Funds, or any shareholder of a Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser’s affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships that affiliates of the Adviser may have. The control persons of the Adviser are described in the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) as filed with the SEC.

As compensation for its advisory services under the investment advisory agreement with the Corporation, effective June 1, 2015 each Fund (excluding the Target Date Funds and Target Risk Funds) pays the Adviser, on a monthly basis, an annual management fee based on the percentage of the average daily net assets of the Fund (ADNA) as follows:

Fund	Annual Fee as % of ADNA
Low Volatility Equity	0.50%
Dividend Income	0.50
Large-Cap Value	0.70
Large-Cap Growth	0.70

Fund	Annual Fee as % of ADNA
Mid-Cap Value	0.685%
Mid-Cap Growth	0.685
Small-Cap Value	0.685
Small-Cap Core	0.65
Small-Cap Growth	0.93
Global Low Volatility Equity	0.65
Pyrford Global Equity	0.60
Pyrford International Stock	0.735
LGM Emerging Markets Equity	0.90
TCH Emerging Markets Bond	0.55
Ultra Short Tax-Free	0.16
Short Tax-Free	0.20
Short-Term Income	0.19
Intermediate Tax-Free	0.12
Mortgage Income	0.23
TCH Intermediate Income	0.24
TCH Corporate Income	0.20
TCH Core Plus Bond	0.13
Monegy High Yield Bond	0.50
Multi-Asset Income	0.25
Government Money Market	0.20
Tax-Free Money Market	0.20
Prime Money Market	0.15

Prior to June 1, 2015, each Fund paid an advisory fee based on the Fund’s ADNA as follows:

Fund	Annual Fee as % of ADNA
Low Volatility Equity	0.50%
Dividend Income	0.50
Large-Cap Value	0.75
Large-Cap Growth	0.75
Mid-Cap Value	0.685
Mid-Cap Growth	0.685
Small-Cap Value	0.685
Small-Cap Core	0.65
Small-Cap Growth	1.00
Global Low Volatility Equity	0.65
Pyrford Global Equity	0.60
Pyrford International Stock	0.735
LGM Emerging Markets Equity	0.90
TCH Emerging Markets Bond	0.60
Ultra Short Tax-Free	0.20
Short Tax-Free	0.25
Short-Term Income	0.20
Intermediate Tax-Free	0.30
Mortgage Income	0.40
TCH Intermediate Income	0.40
TCH Corporate Income	0.25
TCH Core Plus Bond	0.25

Fund	Annual Fee as % of ADNA
Monegy High Yield Bond	0.50
Multi-Asset Income	0.25
Government Money Market	0.20
Tax-Free Money Market	0.20
Prime Money Market	0.15

The Adviser does not receive a management fee for the services that it performs for the Target Date and Target Risk Funds. However, the Adviser is entitled to receive a management fee from each of the affiliated BMO Funds that serve as underlying funds in which the Target Date and Target Risk Funds invest. In addition, since each Target Date and Target Risk Fund pursues its investment objective by primarily investing in other mutual funds, you will bear the proportionate share of a Fund’s operating expenses and also indirectly, the operating expenses of the underlying funds in which it invests.

The Funds and the Adviser have implemented a fee reduction schedule for the investment advisory fees charged to the Funds (excluding TCH Emerging Markets Bond, Monegy High Yield Bond, Target Date, and Target Risk Funds). Effective June 1, 2015, the advisory fees are subject to the breakpoints listed in the following tables:

	Advisory Fee (as % of each Fund’s ADNA)
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity	0.50%	0.49%	0.45%	0.40%
Dividend Income	0.50	0.49	0.45	0.40
Large-Cap Value	0.70	0.65	0.60	0.55
Large-Cap Growth	0.70	0.65	0.60	0.55
Mid-Cap Value	0.685	0.67	0.57	0.51
Mid-Cap Growth	0.685	0.67	0.57	0.51
Small-Cap Value	0.685	0.68	0.62	0.61
Small-Cap Growth	0.95	0.90	0.90	0.90
Global Low Volatility Equity	0.65	0.64	0.60	0.55
Pyrford International Stock	0.735	0.72	0.62	0.56
LGM Emerging Markets Equity	0.90	0.89	0.85	0.80
	Advisory Fee (as % of each Fund’s ADNA)
Fund	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
TCH Emerging Markets Bond Fund	0.55%	0.55%	0.55%	0.55%
Ultra Short Tax-Free Fund	0.20	0.19	0.17	0.10
Short Tax-Free Fund	0.20	0.19	0.17	0.15
Short-Term Income Fund	0.20	0.19	0.17	0.10
Intermediate Tax-Free Fund	0.25	0.16	0.12	0.10
Mortgage Income Fund	0.25	0.20	0.20	0.20
TCH Intermediate Income Fund	0.25	0.20	0.20	0.20
TCH Corporate Income Fund	0.20	0.19	0.15	0.10
TCH Core Plus Bond Fund	0.25	0.16	0.12	0.10
Monegy High Yield Bond Fund	0.50	0.50	0.50	0.50

	Advisory Fee (as % of each Fund’s ADNA)
Fund	on the first $1 billion	on the next $1 billion	in excess of $2 billion
Small-Cap Core	0.65%	0.625%	0.60%
Pyrford Global Equity	0.60	0.575	0.55
Multi-Asset Income	0.25	0.225	0.20

	Advisory Fee (as % of each Fund’s ADNA)
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market	0.20%	0.185%	0.17%	0.155%	0.14%
Tax-Free Money Market	0.20	0.185	0.17	0.155	0.14
Prime Money Market	0.15	0.135	0.12	0.105	0.09

Prior to June 1, 2015, the advisory fees for the following Funds were subject to the breakpoints listed in the following table:

	Advisory Fee (as % of each Fund’s ADNA)
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity	0.50%	0.49%	0.45%	0.40%
Dividend Income	0.50	0.49	0.45	0.40
Large-Cap Value	0.75	0.74	0.70	0.65
Large-Cap Growth	0.75	0.74	0.70	0.65
Mid-Cap Value	0.685	0.67	0.57	0.51
Mid-Cap Growth	0.685	0.67	0.57	0.51
Small-Cap Value	0.685	0.68	0.62	0.61
Global Low Volatility Equity	0.65	0.64	0.60	0.55
Pyrford International Stock	0.735	0.72	0.62	0.56
LGM Emerging Markets Equity	0.90	0.89	0.85	0.80
TCH Emerging Markets Bond	0.60	0.59	0.55	0.55
Ultra Short Tax-Free	0.20	0.19	0.10	0.10
Short Tax-Free	0.25	0.24	0.15	0.15
Short-Term Income	0.20	0.19	0.10	0.10
Intermediate Tax-Free	0.30	0.29	0.20	0.15
Mortgage Income	0.40	0.39	0.30	0.25
TCH Intermediate Income	0.40	0.39	0.30	0.25
TCH Corporate Income	0.25	0.24	0.15	0.10
TCH Core Plus Bond	0.25	0.24	0.15	0.10

The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the percentage of the average daily net assets of each class of the following Funds (the “Expense Limit”), as set forth below. The Adviser may not terminate this arrangement prior to December 31, 2015, unless otherwise noted, without the consent of the Funds’ Board of Directors unless the investment advisory agreement is terminated.

Fund	Expense Limit
Low Volatility Equity
Institutional Class	0.65
Class A	0.90
Dividend Income
Institutional Class	0.65
Class A	0.90

Fund	Expense Limit
Large-Cap Value(1)
Investor Class	1.20
Institutional Class	0.95
Class A	1.20
Large-Cap Growth(1)
Investor Class	1.20
Institutional Class	0.95
Class A	1.20
Mid-Cap Value
Investor Class	1.24
Institutional Class	0.99
Class A	1.24
Class R3	1.49
Class R6	0.84
Mid-Cap Growth
Investor Class	1.24
Institutional Class	0.99
Class A	1.24
Class R3	1.49
Class R6	0.84
Small-Cap Value Fund
Institutional Class	0.99
Class A	1.24
Class R3	1.49
Class R6	0.84
Small-Cap Core
Institutional Class	0.90
Class A	1.15
Small-Cap Growth
Investor Class	1.44
Institutional Class	1.19
Global Low Volatility Equity
Institutional Class	0.85
Class A	1.10
Pyrford Global Equity
Institutional Class	0.90
Class A	1.15
Pyrford International Stock
Investor Class	1.24
Institutional Class	0.99
Class A	1.24
Class R3	1.49
Class R6	0.84
LGM Emerging Markets Equity
Institutional Class	1.15
Class A	1.40
TCH Emerging Markets Bond
Institutional Class	0.85
Class A	1.00

(1)	Until December 31, 2016

Fund	Expense Limit
Ultra Short Tax-Free
Investor Class	0.55
Institutional Class	0.30
Class A	0.55
Short Tax-Free
Investor Class	0.55
Institutional Class	0.40
Class A	0.55
Short-Term Income
Investor Class	0.60
Institutional Class	0.35
Class A	0.60
Intermediate Tax-Free
Investor Class	0.55
Institutional Class	0.50
Class A	0.55
Mortgage Income
Investor Class	0.80
Institutional Class	0.55
Class A	0.80
TCH Intermediate Income
Institutional Class	0.55
Class A	0.80
TCH Corporate Income
Investor Class	0.59
Institutional Class	0.55
Class A	0.59
TCH Core Plus Bond
Investor Class	0.59
Institutional Class	0.55
Class A	0.59
Monegy High Yield Bond
Institutional Class	0.65
Class A	0.90
Multi-Asset Income
Institutional Class	0.55
Class A	0.80
Government Money Market
Investor Class	0.45
Institutional Class	0.20
Tax-Free Money Market
Investor Class	0.45
Institutional Class	0.20
Prime Money Market
Investor Class	0.45
Institutional Class	0.20
Target Retirement 2010
Investor Class	0.33
Institutional Class	0.08
Class R3	0.58
Class R6	(0.07)

Fund	Expense Limit
Target Retirement 2015
Investor Class	0.33
Institutional Class	0.08
Class R3	0.58
Class R6	(0.07)
Target Retirement 2020
Investor Class	0.33
Institutional Class	0.08
Class R3	0.58
Class R6	(0.07)
Target Retirement 2025
Investor Class	0.33
Institutional Class	0.08
Class R3	0.58
Class R6	(0.07)
Target Retirement 2030
Investor Class	0.37
Institutional Class	0.12
Class R3	0.62
Class R6	(0.03)
Target Retirement 2035
Investor Class	0.37
Institutional Class	0.12
Class R3	0.62
Class R6	(0.03)
Target Retirement 2040
Investor Class	0.36
Institutional Class	0.11
Class R3	0.61
Class R6	(0.04)
Target Retirement 2045
Investor Class	0.36
Institutional Class	0.11
Class R3	0.61
Class R6	(0.04)
Target Retirement 2050
Investor Class	0.36
Institutional Class	0.11
Class R3	0.61
Class R6	(0.04)
Target Retirement 2055
Investor Class	0.36
Institutional Class	0.11
Class R3	0.61
Class R6	(0.04)
Conservative Allocation
Investor Class	0.33
Institutional Class	0.08
Class R3	0.58
Class R6	(0.07)

Fund	Expense Limit
Moderate Allocation
Investor Class	0.30
Institutional Class	0.05
Class R3	0.55
Class R6	(0.10)
Balanced Allocation
Investor Class	0.33
Institutional Class	0.08
Class R3	0.58
Class R6	(0.07)
Growth Allocation
Investor Class	0.30
Institutional Class	0.05
Class R3	0.55
Class R6	(0.10)
Aggressive Allocation
Investor Class	0.33
Institutional Class	0.08
Class R3	0.58
Class R6	(0.07)

In addition, the Adviser may voluntarily waive any portion of its management fee for a Fund. Any such voluntary waivers by the Adviser may be terminated at any time in the Adviser’s sole discretion.

For the fiscal periods ended August 31, 2014, 2013, and 2012, the Adviser was entitled to receive the management fees shown below. During those same periods, the Adviser and/or its affiliates waived or reimbursed the amounts shown below.

Management Fee/Fees Waived and/or Expenses Reimbursed
For the Fiscal Year Ended August 31
Fund	2014	2013	2012
Low Volatility Equity(1)	$240,796/$117,074	$103,338/$130,713	N/A
Dividend Income (3)	$538,196/$157,390	$465,892/$149,748	$193,604/$98,096
Large-Cap Value	$1,697,345/$0	$1,384,912/$49,657	$1,088,832/$85,127
Large-Cap Growth	$1,614,103/$0	$1,597,859/$10,956	$1,300,472/$82,389
Mid-Cap Value	$2,399,552/$0	$2,003,595/$0	$1,759,852/$40,853
Mid-Cap Growth	$1,919,288/$0	$1,824,235/$0	$1,792,444/$16,774
Small-Cap Value	$493,233/$110,965	$329,983/$120,831	$209,240/$142,889
Small-Cap Core(4)	$12,446/$112,360	N/A	N/A
Small-Cap Growth	$8,250,067/$0	$6,266,651/$0	$5,445,248/$106,776
Global Low Volatility Equity(5)	$8,847/$168,871	N/A	N/A
Pyrford Global Equity(4)	$4,225/$141,774	N/A	N/A
Pyrford International Stock(3)	$2,245,364/$77,259	$1,234,120/$152,620	$550,224/$104,318
LGM Emerging Markets Equity	$1,373,562/$229,042	$862,394/$235,172	$492,040/$273,456
TCH Emerging Markets Bond(5)	$40,632/$135,362	N/A	N/A
Ultra Short Tax-Free	$1,348,469/$307,812	$1,524,787/$192,033	$1,131,162/$377,648
Short Tax-Free(2)	$189,452/$167,189	$76,776/$126,676	N/A
Short-Term Income	$479,584/$183,911	$429,980/$170,875	$336,586/$203,865
Intermediate Tax-Free	$2,946,708/$0	$2,984,513/$0	$2,189,256/$0
Mortgage Income	$608,002/$176,270	$806,723/$164,178	$930,601/$310,900
TCH Intermediate Income	$556,259/$134,950	$627,633/$142,795	$640,779/$185,986

Management Fee/Fees Waived and/or Expenses Reimbursed
For the Fiscal Year Ended August 31
Fund	2014	2013	2012
TCH Corporate Income	$367,751/$0	$364,377/$0	$284,296/$6,252
TCH Core Plus Bond	$1,915,221/$0	$784,127/$0	$340,394/$0
Monegy High Yield Bond(3)	$495,053/$195,014	$509,053/$182,396	$268,062/$105,928
Multi-Asset Income(4)	$42,222/$89,520	N/A	N/A
Government Money Market	$1,152,763/$1,261,401	$955,123/$804,494	$977,697/$725,861
Tax-Free Money Market	$1,548,988/$665,206	$1,765,382/$710,688	$1,704,151/$747,740
Prime Money Market	$5,040,309/$707,877	$4,949,969/$228,253	$4,856,310/$416,951
Target Retirement 2010	$0/$246,884	N/A	N/A
Target Retirement 2015(4)	$0/$120,564	N/A	N/A
Target Retirement 2020	$0/$328,612	N/A	N/A
Target Retirement 2025(4)	$0/$120,927	N/A	N/A
Target Retirement 2030	$0/$275,035	N/A	N/A
Target Retirement 2035(4)	$0/$120,826	N/A	N/A
Target Retirement 2040	$0/$263,449	N/A	N/A
Target Retirement 2045(4)	$0/$120,757	N/A	N/A
Target Retirement 2050	$0/$238,484	N/A	N/A
Target Retirement 2055(4)	$0/$120,612	N/A	N/A
Conservative Allocation(6)	$0/$105,459	N/A	N/A
Moderate Allocation(6)	$0/$116,837	N/A	N/A
Balanced Allocation(6)	$0/$214,003	N/A	N/A
Growth Allocation(6)	$0/$115,961	N/A	N/A
Aggressive Allocation(6)	$0/$97,520	N/A	N/A

(1)	The fees paid in 2013 by Low Volatility Equity are for the period from September 28, 2012, the Fund’s inception date, to August 31, 2013, the end of the Fund’s fiscal year.
(2)	The fees paid in 2013 by Short Tax-Free are for the period from November 29, 2012, the Fund’s inception date, to August 31, 2013, the end of the Fund’s fiscal year.
(3)	The fees paid in 2012 by Dividend Income, Pyrford International Stock, Global Strategic Return, and Monegy High Yield Bond are for the period from December 29, 2011, each Fund’s inception date, to August 31, 2012, the end of each Fund’s fiscal year.
(4)	The fees paid in 2014 by Small-Cap Core, Pyrford Global Equity, Multi-Asset Income, Target Retirement 2015, Target Retirement 2025, Target Retirement 2035, Target Retirement 2045, and Target Retirement 2055 are for the period from December 27, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.
(5)	The fees paid in 2014 by Global Low Volatility Equity and TCH Emerging Markets Bond are for the period from September 30, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.
(6)	The fees paid in 2014 by the Conservative Allocation, Moderate Allocation, Balanced Allocation, Growth Allocation, and Aggressive Allocation are for the period from May 30, 2014, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.

Sub-Advisers to Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, TCH Intermediate Income, TCH Corporate Income, TCH Core Plus Bond, Monegy High Yield Bond, and TCH Emerging Markets Bond

It is the Adviser’s responsibility to select sub-advisers for Pyrford Global Equity, Pyrford International Stock, LGM Emerging Markets Equity, TCH Intermediate Income, TCH Corporate Income, TCH Core Plus Bond, Monegy High Yield Bond, and TCH Emerging Markets Bond and to review each Sub-Adviser’s performance. Pyrford is the sub-adviser to Pyrford Global Equity and Pyrford International Stock. LGM Investments is the sub-adviser to LGM Emerging Markets Equity. TCH is the sub-adviser to TCH

Intermediate Income, TCH Corporate Income, TCH Core Plus Bond, and TCH Emerging Markets Bond. Monegy is the sub-adviser to Monegy High Yield Bond. The Adviser provides investment management evaluation services by performing initial due diligence on each Sub-Adviser and thereafter by monitoring the Sub-Advisers’ performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic, and written consultations. In evaluating the Sub-Advisers, the Adviser considers, among other factors, their level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities, and financial strength; and quality of service and client communications. The Adviser has the responsibility for communicating performance expectations and evaluations to the Sub-Advisers and ultimately recommending to the Corporation’s Board whether their sub-advisory agreements should be renewed, modified, or terminated. The Adviser provides written reports to the Board regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the Funds, except those operations contracted to the Sub-Advisers, the custodian, the transfer agent, and the administrator. Although the Sub-Advisers’ activities are subject to oversight by the Board and officers of the Corporation, neither the Board, the officers, nor the Adviser evaluates the investment merits of the Sub-Advisers’ individual security selections. The Sub-Advisers have complete discretion to purchase, manage, and sell portfolio securities for their respective Funds, subject to the Fund’s investment objective, policies, and limitations. The control persons of each Sub-Adviser are described in each Sub-Adviser’s Form ADV as filed with the SEC.

Pyrford is a registered investment adviser that is a wholly-owned subsidiary of the Bank of Montreal Capital Markets (Holdings) Ltd, a BMO Financial Group company. As part of BMO’s private client group, Pyrford provides wealth management services to clients in North America, the Middle East, UK, and Europe. Pyrford’s address is 79 Grosvenor Street, London, U.K. For its services to each of Pyrford Global Equity and Pyrford International Stock, the Adviser pays Pyrford a fee at the rate of forty percent (40%) of the gross advisory fee received by the Adviser.

LGM Investments is an investment advisory firm founded in 1995 that specializes in Asia Pacific, global emerging market, and frontier market entities, and provides investment management services to pension funds, foundations, government organizations, high net worth individuals, hedge funds, and other funds sponsored by its parent LGM (Bermuda) Limited (LGM). LGM Investments is a wholly-owned subsidiary of LGM and an indirect wholly-owned subsidiary of BMO. LGM Investments’ address is 95 Wigmore Street, London, United Kingdom. For its services to LGM Emerging Markets Equity, LGM Investments, a registered investment adviser, receives a fee at the annual rate of forty percent (40%) of the gross advisory fee received by the Adviser. From December 29, 2011 to December 28, 2012, Lloyd George Management (Hong Kong) Limited, another subsidiary of LGM, served as the subadviser to LGM Emerging Markets Equity. The subadvisory agreement was transferred to LGM Investments effective December 28, 2012.

TCH is a Delaware limited liability company and an investment adviser registered with the SEC. TCH provides investment management services to investment companies, pension, and profit sharing plans, state or municipal government entities, corporations, charitable organizations, and individuals. TCH is a majority-owned subsidiary of the Adviser. For its services to TCH Intermediate Income, TCH Corporate Income, TCH Core Plus Bond, and TCH Emerging Markets Bond, the Adviser pays TCH a fee at the rate of forty percent (40%) of the gross advisory fee received by the Adviser.

Monegy is a registered investment adviser that provides investment management services to institutional investors in the United States, Canada, and Australia and has been an investment adviser since 1999. Monegy is wholly-owned by the Adviser. Monegy’s address is 302 Bay Street, 12th Floor, Toronto, ON, Canada M5X 1A1. For its services to Monegy High Yield Bond, the Adviser pays Monegy a fee at the rate of forty percent (40%) of the gross advisory fee received by the Adviser.

All fees of the Sub-Advisers are paid by the Adviser. BMO is the ultimate parent company of the Adviser, Pyrford, LGM Investments, TCH, and Monegy. Accordingly, the Adviser, Pyrford, LGM Investments, TCH, and Monegy are affiliates.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Funds’ Prospectus, the portfolio managers listed below are responsible for the day-to-day management of the Funds. With respect to the Funds for which one portfolio manager is listed in the following table, such portfolio manager is solely responsible for the day-to-day management of the Fund and is primarily responsible for the day-to-day management of the other accounts set forth in the table. In the case of the Funds for which more than one portfolio manager is listed in the following table, such portfolio managers are jointly responsible for the day-to-day management of the applicable Fund and the other accounts are generally managed jointly with the other portfolio manager(s). Unless noted otherwise, none of the mutual fund clients listed in the table pays a performance-based fee to the Adviser or Sub-Advisers.

Other Accounts Managed by the Portfolio Managers As of August 31, 2014

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicle Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Fund/Portfolio Manager	Number	Total Assets ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
Low Volatility Equity
David A. Corris	—	—	6	5.008 billion	—	—	121	4.278 billion	—	—
Jason C. Hans	—	—	5	5.007 billion	—	—	98	4.109 billion	—	—
Ernesto Ramos	1	26.8 million	9	5.113 billion	—	—	107	4.722 billion	—	—
Dividend Income
Kenneth Conrad	—	—	2	161.0 million	—	—	131	194.6 million	—	—
Casey J. Sambs	—	—	2	161.0 million	—	—	232	578.5 million	—	—
Large-Cap Value
David A. Corris	—	—	6	5.008 billion	—	—	121	4.278 billion	—	—
Jason C. Hans	—	—	5	5.007 billion	—	—	98	4.109 billion	—	—
Ernesto Ramos	1	26.8 million	9	5.113 billion	—	—	107	4.722 billion	—	—
Large-Cap Growth
David A. Corris	—	—	6	5.008 billion	—	—	121	4.278 billion	—	—
Jason C. Hans	—	—	5	5.007 billion	—	—	98	4.109 billion	—	—
Ernesto Ramos	1	26.8 million	9	5.113 billion	—	—	107	4.722 billion	—	—
Mid-Cap Value
Gregory S. Dirkse	—	—	—	—	—	—	23	95.3 million	—	—
Matthew B. Fahey	—	—	—	—	—	—	23	95.3 million	—	—
Brian J. Janowski	—	—	—	—	—	—	23	95.3 million	—	—
Mid-Cap Growth
Patrick M. Gundlach	1	74.9 million	2	256.1 million	—	—	180	428.3 million	—	—
Kenneth S. Salmon	1	74.9 million	2	256.1 million	—	—	180	428.3 million	—	—
Small-Cap Value
Gregory S. Dirkse	—	—	—	—	—	—	23	95.3 million	—	—
Matthew B. Fahey	—	—	—	—	—	—	23	95.3 million	—	—
Brian J. Janowski	—	—	—	—	—	—	23	95.3 million	—	—

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicle Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Fund/Portfolio Manager	Number	Total Assets ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
Small-Cap Core
David A. Corris	—	—	6	5.008 billion	—	—	121	4.278 billion	—	—
Thomas Lettenberger	—	—	—	—	—	—	22	138.3 million	—	—
Small-Cap Growth
Patrick M. Gundlach	1	74.9 million	2	256.1 million	—	—	180	428.3 million	—	—
Kenneth S. Salmon	1	74.9 million	2	256.1 million	—	—	180	428.3 million	—	—
Global Low Volatility Equity
David A. Corris	—	—	6	5.008 billion	—	—	121	4.278 billion	—	—
Jay Kaufman	—	—	1	1.496 million	—	—	1	0.664 million	—	—
Ernesto Ramos	1	26.8 million	9	5.113 billion	—	—	107	4.722 billion	—	—
Pyrford Global Equity
Suhail Arain (Pyrford)	4	1.528 billion	9	4.942 billion	—	—	35	6.799 billion	2	526.8 million
Tony Cousins (Pyrford)	4	1.528 billion	9	4.942 billion	—	—	35	6.799 billion	2	526.8 million
Daniel McDonagh (Pyrford)	4	1.528 billion	9	4.942 billion	—	—	35	6.799 billion	2	526.8 million
Paul Simons (Pyrford)	4	1.528 billion	9	4.942 billion	—	—	35	6.799 billion	2	526.8 million
Pyrford International Stock
Tony Cousins (Pyrford)	4	1.528 billion	9	4.942 billion	—	—	35	6.799 billion	2	526.8 million
Daniel McDonagh (Pyrford)	4	1.528 billion	9	4.942 billion	—	—	35	6.799 billion	2	526.8 million
Paul Simons (Pyrford)	4	1.528 billion	9	4.942 billion	—	—	35	6.799 billion	2	526.8 million
LGM Emerging Markets Equity
Irina Hunter (LGM Investments)	—	—	3	589.0 million	—	—	—	—	—	—
Rasmus Nemmoe (LGM Investments)	—	—	3	589.0 million	—	—	—	—	—	—

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicle Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Fund/Portfolio Manager	Number	Total Assets ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
TCH Emerging Markets Bond
Tere Alvarez Canida (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
William J. Canida (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Alan M. Habacht (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Scott M. Kimball (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Daniela Mardarovici (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Ultra Short Tax-Free
John D. Boritzke(1)	—	—	—	—	—	—	180	1.570 billion
Craig J. Mauermann(1)	—	—	—	—	—	—	180	1.570 billion	—	—
Robert Wimmel(3)	—	—	—	—	—	—	—	—	—	—
Short Tax-Free
John D. Boritzke(1)	—	—	—	—	—	—	180	1.570 billion	—	—
Craig J. Mauermann(1)	—	—	—	—	—	—	180	1.570 billion	—	—
Robert Wimmel(3)	—	—	—	—	—	—	—	—	—	—
Short-Term Income
Peter J. Arts	3	1.251 billion	11	7.201 billion	—	—	123	2.629 billion	—	—
Boyd R. Eager	3	1.251 billion	6	4.869 billion	—	—	123	2.629 billion	—	—
Intermediate Tax-Free
John D. Boritzke(1)	—	—	—	—	—	—	180	1.570 billion	—	—
Craig J. Mauermann(1)	—	—	—	—	—	—	180	1.570 billion	—	—
Robert Wimmel(3)	—	—	—	—	—	—	—	—	—	—
Mortgage Income
Scott M. Kimball	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Daniela Mardarovici	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
TCH Intermediate Income
William J. Canida (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Scott M. Kimball (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Daniela Mardarovici (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicle Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Fund/Portfolio Manager	Number	Total Assets ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
TCH Corporate Income
Tere Alvarez Canida (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
William J. Canida (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Alan M. Habacht (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Scott M. Kimball (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Daniela Mardarovici (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
TCH Core Plus Bond
Tere Alvarez Canida (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
William J. Canida (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Alan M. Habacht (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Scott M. Kimball (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Daniela Mardarovici (TCH)	4	305.0 million	—	—	—	—	107	10.0 billion	—	—
Monegy High Yield Bond
Lori J. Marchildon (Monegy)	—	—	4	1.272 billion	—	—	6	1.092 billion	—	—
Vincent Huang (Monegy)(3)	—	—	—	—	—	—	5	865.0 million	—	—
Multi-Asset Income
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Jon Adams(3)	—	—	—	—	—	—	—	—	—	—
Target Retirement 2010
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicle Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Fund/Portfolio Manager	Number	Total Assets ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
Target Retirement 2015
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Target Retirement 2020
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Target Retirement 2025
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Target Retirement 2030
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Target Retirement 2035
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicle Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Fund/Portfolio Manager	Number	Total Assets ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
Target Retirement 2040
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Target Retirement 2045
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Target Retirement 2050
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Target Retirement 2055
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Conservative Allocation
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicle Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Fund/Portfolio Manager	Number	Total Assets ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
Moderate Allocation
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Balanced Allocation
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Growth Allocation
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—
Aggressive Allocation
Sandy Lincoln	—	—	—	—	—	—	—	—	—	—
Alan W. Schwartz	—	—	—	—	—	—	25	379.7 million	—	—
Lowell Yura(2)	—	—	—	—	—	—	—	—	—	—
Brent Schutte	—	—	—	—	—	—	72	227.3 million	—	—
Jon Adams	—	—	—	—	—	—	—	—	—	—

(1)	As of April 30, 2015.
(2)	As of November 30, 2014.
(3)	As of August 25, 2015.

Conflicts of Interest

A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Funds, which may have different investment guidelines and objectives. In addition to the Funds, these accounts may include other mutual funds managed on an advisory or subadvisory basis, separate accounts, and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Funds, they may track the same benchmarks or indexes as the Funds track, and they may sell securities that are eligible to be held, sold or purchased by the Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager also may manage accounts whose investment objectives and policies differ from those of the Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including a Fund.

To address and manage these potential conflicts of interest, each of the Adviser, Pyrford, LGM Investments, TCH, and Monegy has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, cross trading policies, portfolio manager assignment practices, and oversight by investment management, and/or compliance departments.

The portfolio managers for the Target Date and Target Risk Funds must make investment decisions without taking into consideration or being in possession of material, non-public information about the underlying funds. The Adviser has established procedures to prevent portfolio managers from trading on material, non-public information. In the event that the portfolio manager comes into possession of material, non-public information about an underlying affiliated fund the portfolio managers’ ability to initiate transactions in the underlying affiliated fund could potentially be restricted as a result of the portfolio manager’s possession of such information. The trading restriction could have an adverse effect on the ability of a fund managed by the portfolio managers to participate in any potential gains or avoid any potential losses in the restricted underlying affiliated fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Compensation of Portfolio Managers

Adviser

Compensation for the Adviser’s portfolio managers consists of base salary, which is monitored to ensure competitiveness in the external marketplace. In addition to base salary, portfolio managers have a portion of their compensation tied to the investment performance of client accounts. The formula for each professional varies according to their level of portfolio responsibility and seniority. Investment professionals also may receive bonuses of restricted share units or other units linked to the performance of BMO.

Pyrford

Compensation for Pyrford’s portfolio managers consists of basic remuneration, which is benchmarked to the external marketplace to ensure it remains competitive. In addition, investment personnel have a portion of their remuneration, over and above base salary, tied to the investment performance of client accounts. The formula for each professional varies according to their level of portfolio responsibility and seniority. Investment professionals also may receive bonuses of restricted share units or other units linked to the performance of BMO or Pyrford.

LGM Investments

Compensation for LGM Investments’ portfolio managers consists of three components: (1) competitive base salary; (2) discretionary bonus; and (3) long-term incentive program (deferred stock units and/or stock options of BMO). Each portfolio manager’s discretionary bonus is based on the performance of his or her portfolios, as well as his or her contribution to the team as a whole and the overall financial success of the firm. The long-term incentive program is structured so that portfolio managers earn an allocation tied to the firm’s results. This program has a rolling vesting feature designed to provide continuity within the senior professional group.

TCH

Compensation for TCH’s portfolio managers includes an annual base salary with an additional bonus based on the profits of the company. The portfolio managers’ compensation is not based on the performance of the individual Funds. Compensation is not directly based on the value of assets held in the Funds’ portfolios.

Monegy

Compensation for Monegy’s portfolio managers consists of three components: (1) base salary; (2) short-term incentive program (annual bonus); and (3) long-term incentive program (deferred stock units and/or stock options of BMO). Each individual’s annual bonus combines individual contribution with overall firm performance, and the High Yield Team’s bonus pool is funded by a portion of its before-tax profits. Portfolio manager compensation is tied to performance of the composites relative to their respective benchmarks as well as to the overall growth of assets under management.

The compensation program has a dual mandate to align the investment team’s interests with those of the client, and to attract and retain high caliber investment professionals. Senior management relies on Human Resources professionals to conduct periodic industry surveys, typically on an annual basis, to determine appropriate market levels of base and total compensation for all investment professionals.

With respect to any perceived conflicts of interest relating to the payment model, the risk management focus of the investment process drives all key decision making. Likewise, individual compensation is weighted more toward long term profit from fee-based client relationships than it is on short term performance, which further motivates the team to achieve stable long-term fee-based relationships through consistent benchmark outperformance and capital preservation. Finally, the deferred equity-linked component of the incentive compensation plan promotes a long-term interest in firm value.

As of the date of this SAI, the structures and methods described above are used to determine each portfolio manager’s compensation.

Ownership of Fund Shares by Portfolio Managers

As of August 31, 2014, the portfolio managers beneficially owned shares of the Funds they manage having a value within the range shown below.

Fund/Portfolio Manager	Dollar Range of Shares Owned
Low Volatility Equity
David A. Corris	$50,001 – $100,000
Jason C. Hans	$10,001 – $50,000
Ernesto Ramos	$100,001 – $500,000
Dividend Income
Kenneth Conrad	$10,001 – $50,000
Casey J. Sambs	None

Fund/Portfolio Manager	Dollar Range of Shares Owned
Large-Cap Value
David A. Corris	None
Jason Hans	None
Ernesto Ramos	None
Large-Cap Growth
David A. Corris	None
Jason C. Hans	None
Ernesto Ramos	None
Mid-Cap Value
Gregory S. Dirkse	$10,001 – $50,000
Matthew B. Fahey	$100,001 – $500,000
Brian J. Janowski	$10,001 – $50,000
Mid-Cap Growth
Patrick M. Gundlach	$100,001 – $500,000
Kenneth S. Salmon	$100,001 – $500,000
Small-Cap Value
Gregory S. Dirkse	$10,001 – $50,000
Matthew B. Fahey	$10,001 – $50,000
Brian J. Janowski	$10,001 – $50,000
Small-Cap Core
David Corris	None
Thomas Lettenberger	None
Small-Cap Growth
Patrick M. Gundlach	$10,001 – $50,000
Kenneth S. Salmon	None
Global Low Volatility Equity
David Corris	None
Jay Kaufman	None
Ernesto Ramos	Over $1,000,000
Pyrford Global Equity
Suhail Arain (Pyrford)	None
Tony Cousins (Pyrford)	None
Daniel McDonagh (Pyrford)	None
Paul Simons (Pyrford)	None
Pyrford International Stock
Tony Cousins (Pyrford)	None
Daniel McDonagh (Pyrford)	None
Paul Simons (Pyrford)	None
LGM Emerging Markets Equity
Irina Hunter (LGM Investments)	None
Rasmus Nemmoe (LGM Investments)(2)	None
TCH Emerging Markets Bond
Tere Alvarez Canida (TCH)	None
William J. Canida (TCH)	None
Alan M. Habacht (TCH)	None
Scott M. Kimball (TCH)	None
Daniela Mardarovici (TCH)	None

Fund/Portfolio Manager	Dollar Range of Shares Owned
Ultra Short Tax-Free
John D. Boritzke(1)	None
Craig J. Mauermann(1)	$100,001 – $500,000
Robert Wimmel(3)	None
Short Tax-Free
John D. Boritzke(1)	None
Craig J. Mauermann(1)	$10,001 – $50,000
Robert Wimmel(3)	None
Short-Term Income
Peter J. Arts	None
Boyd R. Eager	None
Intermediate Tax-Free
John D. Boritzke(1)	$1 – $10,000
Craig J. Mauermann(1)	None
Robert Wimmel(3)	None
Mortgage Income
Scott M. Kimball	None
Daniela Mardarovici	None
TCH Intermediate Income
William J. Canida (TCH)	None
Scott M. Kimball (TCH)	None
Daniela Mardovici (TCH)	None
TCH Corporate Income
Tere Alvarez Canida (TCH)	None
William J. Canida (TCH)	None
Alan M. Habacht (TCH)	None
Scott M. Kimball (TCH)	$10,001 – $50,000
Daniela Mardarovici (TCH)	None
TCH Core Plus Bond
Tere Alvarez Canida (TCH)	None
William J. Canida (TCH)	None
Alan M. Habacht (TCH)	None
Scott M. Kimball (TCH)	None
Daniela Mardarovici (TCH)	None
Monegy High Yield Bond
Lori J. Marchildon (Monegy)	None
Vincent Huang (Monegy)(3)	None
Multi-Asset Income
Brent Schutte	None
Lowell Yura(3)	None
Jon Adams(3)	None
Target Retirement 2010
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None

Fund/Portfolio Manager	Dollar Range of Shares Owned
Target Retirement 2015
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Target Retirement 2020
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Target Retirement 2025
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Target Retirement 2030
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Target Retirement 2035
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Target Retirement 2040
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Target Retirement 2045
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Target Retirement 2050
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None

Fund/Portfolio Manager	Dollar Range of Shares Owned
Target Retirement 2055
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Conservative Allocation
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Moderate Allocation
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Balanced Allocation
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Growth Allocation
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None
Aggressive Allocation
Sandy Lincoln	None
Alan Schwartz	None
Lowell Yura(2)	None
Jon Adams(3)	None
Brent Schutte(3)	None

(1)	As of April 30, 2015.
(2)	As of November 30, 2014.
(3)	As of August 25, 2015.

As of August 31, 2014, the portfolio managers listed below beneficially owned shares of the Fund family having a value within the range shown below.

Portfolio Manager	Dollar Range of Shares Owned in Fund Family
Peter J. Arts	$100,001 – $500,000
John Boritzke(1)	$1 – $10,000
Tere Alvarez Canida	$1 – $10,000
Kenneth Conrad	$10,001 – $50,000
David A. Corris	$50,001 – $100,000

Portfolio Manager	Dollar Range of Shares Owned in Fund Family
Gregory S. Dirkse	$100,001 – $500,000
Matthew B. Fahey	$100,001 – $500,000
Patrick M. Gundlach	$100,001 – $500,000
Jason C. Hans	$10,001 – $50,000
Brian J. Janowski	$50,001 – $100,000
Scott M. Kimball	$10,001 – $50,000
Thomas Lettenberger	$100,001 – $500,000
Craig J. Mauermann(1)	$100,001 – $500,000
Ernesto Ramos	Over $1,000,000
Kenneth S. Salmon	$100,001 – $500,000
Casey J. Sambs	$10,001 – $50,000
Lowell Yura(2)	$50,001 – $100,000

(1)	As of April 30, 2015.
(2)	As of August 25, 2015.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated the authority to vote proxies relating to the securities held in the Funds’ portfolios to the Adviser and, in the case of Pyrford Global Equity, Pyrford International Stock, and LGM Emerging Markets Equity, has authorized the Adviser to delegate its authority to vote proxies to the Sub-Adviser on behalf of the Fund. Due to the Funds’ proposed investments in fixed income securities, the Adviser does not anticipate voting proxies on behalf of the Money Market or Fixed Income Funds.

Adviser’s Proxy Voting Policy and Guidelines

The Adviser has adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients. The policies and procedures were developed by a Proxy Advisory Committee established by the Adviser with certain affiliates of BMO Financial Corp. The proxy policies and procedures generally address issues related to boards of directors, compensation plans, auditors, and shareholder rights. In situations where there is a conflict of interest, the Adviser will obtain a proxy voting recommendation from an independent proxy voting advisory service and will ultimately vote proxies in the best economic interests of clients without consideration of any benefit to the Adviser or its affiliates.

If an underlying affiliated fund in which the Target Date and Target Risk Funds invest has a shareholder meeting, a Fund will vote its shares in the underlying affiliated fund in the same proportion as the votes of the other shareholders of the underlying fund.

Pyrford’s Proxy Voting Policies and Procedures

It is Pyrford’s policy to consider every resolution individually and to cast a proxy on each issue; the sole criteria for reaching these voting decisions is the financial interests of the client. This is part of Pyrford’s broader fiduciary responsibility to its clients. Pyrford’s practice in voting proxies clearly reflects the issues that it considers important in making investments. Pyrford seeks to invest in well financed companies with a strong management team and sound strategy that is capable of delivering attractive earnings and dividend growth over the long term. It is in this way that Pyrford believes its clients will achieve the best investment performance. Pyrford will therefore support management in any proposals which, in Pyrford’s opinion, further these aims; conversely, Pyrford will oppose any resolutions that it believes detract from the company’s growth prospects. However, Pyrford firmly believes that it is the job of management rather than shareholders to run companies on an operational basis. If Pyrford believes that management is doing a poor job in running the company or following a flawed strategy that is likely to result in impaired shareholder value, it considers that the best remedy for its clients is to sell the stock. Pyrford believes that reinvesting in a different company with a better strategy and growth prospects is definitely preferable to indulging in a prolonged proxy voting battle with management. Although Pyrford votes on a case by case basis judged by overall shareholder interests, it considers guidelines set forth in its Proxy Voting Policies with respect to certain issues designated therein.

Pyrford has retained RiskMetrics to provide administrative services related to proxy voting. When a conflict of interest arises, in order to ensure that proxies are voted solely in the best interest of clients, Pyrford will vote in accordance with its voting policy or, with respect to case-by-case determinations, without consideration of any benefit to Pyrford, its affiliates, its employees, or any other party.

LGM Investments’ Proxy Voting Policies and Procedures

Unless a client specifies to the contrary in the client’s agreement with LGM Investments, LGM Investments is responsible for the proxy voting of stocks held in the client’s account. LGM Investments has adopted and implemented proxy voting policies and procedures that it believes to be reasonably designed to ensure that proxies are voted in the best interest of its clients, and in accordance with its fiduciary duties, with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and with the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

LGM Investments will normally vote proxies in accordance with these guidelines unless it determines that it is in the best economic interests of the clients to vote contrary to the guidelines. LGM Investments’ voting guidelines generally address issues related to boards of directors, auditors, equity-based compensation plans, and shareholder rights.

A conflict of interest may exist, for example, when an issuer who is soliciting proxy votes also has a client relationship with LGM Investments. When a conflict of interest arises, in order to ensure that proxies are voted solely in the best interest of the clients, LGM Investments will vote in accordance with its written guidelines or seek the client’s instructions before voting.

TCH’s Proxy Voting Policies and Procedures

TCH, the Sub-Adviser to TCH Intermediate Income, TCH Corporate Income, TCH Core Plus Bond, and TCH Emerging Markets Bond, does not anticipate voting proxies on behalf of these Funds due to their proposed investments in bonds and other non-voting fixed-income securities.

Monegy’s Proxy Voting Policies and Procedures

Monegy, the Sub-Adviser to Monegy High Yield Bond, does not anticipate voting proxies on behalf of this Fund due to its proposed investments in bonds and other non-voting fixed-income securities.

Proxy Voting Record

Each Fund is required to disclose annually its proxy voting record for the most recent 12-month period ended June 30 and files it with the SEC by August 31. Each Fund’s proxy voting record will be available at that time without charge, either upon request, by calling toll free, 1-800-236-FUND (3863), or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party, except as permitted by the Corporation’s policy regarding disclosure of portfolio holdings (Disclosure Policy). This Disclosure Policy also applies to the Adviser, Sub-Advisers, and BMO Harris Bank.

Pursuant to the Disclosure Policy, information about the Funds’ portfolio holdings may be disclosed as required by SEC regulations and in the following circumstances:

•	As required by SEC regulations, a Fund’s portfolio holdings are disclosed in publicly available filings with the SEC including Form N-CSR, Form N-Q, and Form N-MFP;

•	Fund portfolio holdings may be disclosed from time to time, to the Funds’ service providers, including the Sub-Advisers, administrator, sub-administrator, custodians, fund accountant, transfer agent, independent accountant, legal counsel, and financial printer, in connection with the fulfillment of their duties to the Funds and the Corporation;

•	Each Fund (other than the Target Date, Target Risk, and Money Market Funds) makes a complete list of its portfolio holdings publicly available on the Funds’ website, http://www.bmofunds.com, approximately thirty days after the end of each month;

•	The Funds’ portfolio holdings as of each month end are disclosed to certain approved institutional databases and rating agencies including Lipper Inc., Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thompson Reuters Corporation, Vickers Stock Research Corporation, and Capital Bridge, Inc.;

•	Each Target Date and Target Risk Fund’s portfolio holdings are posted on the Fund’s website approximately five days after the end of each month; and

•	Each Money Market Fund’s portfolio holdings as of the last business day of the preceding month is posted on the Funds’ website no later than five business days after the end of the month and remains posted on the website for a minimum of six months thereafter.

The Corporation is prohibited from entering into any other arrangements to disclose information regarding the Funds’ portfolio securities prior to public availability without prior approval of the Board. Third parties who receive portfolio holdings information are subject to restrictions by contract or by law that prohibit the disclosure or misuse of the holdings information to ensure that the information remains confidential. No compensation or other consideration may be received by the Funds, the Adviser, Sub-Advisers, or BMO Harris Bank in connection with the disclosure of portfolio holdings in accordance with this policy. The Funds’ Chief Compliance Officer monitors compliance with the Disclosure Policy and reports any violations to the Board.

The Board will review any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Adviser or any other Fund affiliate.

BROKERAGE TRANSACTIONS

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

The Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the charges to be paid on such transactions, and the allocation of portfolio brokerage and principal business. Trades may be done with brokers, dealers and, on occasion, issuers. Remuneration for trades may include commissions, commission-equivalent charges, dealer spreads, mark-ups, and mark-downs.

In executing transactions on behalf of the Funds, the Adviser has no obligation to deal with any particular broker or dealer. Rather, the Adviser seeks to obtain the best qualitative execution. The best net price is an important factor, but the Adviser also considers the full range and quality of a broker’s services, as described below. Recognizing the value of the range of services, the Funds may not pay the lowest commission or spread available on any particular transaction.

Section 28(e) of the Securities Exchange Act of 1934, as amended, permits an investment adviser, under certain circumstances, to cause an account to pay a broker who supplies brokerage and research services a commission or commission-equivalent charge for effecting a transaction in excess of the amount of commission another broker would have charged for effecting the transaction. Brokerage and research services include:

•	furnishing advice as to the value of securities, the advisability of investing, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities;

•	furnishing analyses and reports concerning issuers, industries, sectors, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and

•	effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In selecting brokers, the Adviser considers quality of investment research and brokerage services; communication of such information; trade execution pricing, capability, and efficiency; and the appropriateness of the commission rate. Investment research services utilized by the Adviser include economic forecasts, industry analysis, individual company or issuer analysis and opinion, and investment strategy. In ensuring that the commission to be paid is fair compensation for the nature of the trade and the quality of the execution provided by the broker/dealer, the Adviser considers the commission rates paid by investment institutions of similar size. While the Adviser negotiates similar commission rates with all brokers and dealers, if the Adviser believes favorable prices and efficient execution is available from more than one broker or dealer, the Adviser may give consideration to placing trades with those brokers or dealers who furnish investment research and other brokerage services.

The Adviser places portfolio transactions for other advisory accounts in addition to the Funds. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of their accounts; that is, not all of such services may be used by the Adviser in connection with the Funds. The Adviser believes it is not possible to measure separately the benefits from research services received by each of the accounts (including the Funds) managed by them. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker (if any) paid by each account for brokerage and research services will vary. The Adviser believes any such costs to the Funds, however, will not be disproportionate to the benefits received by the Funds on a continuing basis and, to the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce their expenses.

The following table shows aggregate total commissions paid by each Fund to brokers that provide brokerage and research services to the Adviser and/or Sub-Advisers and the aggregate principal value of the transactions for the fiscal year ended August 31, 2014.

Fund	Brokerage Commissions Paid to Brokers Who Provided Brokerage and Research Services	Principal Value of Transactions
Low Volatility Equity	$22,102	$33,426,308
Dividend Income	58,814	92,532,694
Large-Cap Value	162,323	241,553,578
Large-Cap Growth	112,442	231,942,450
Mid-Cap Value	190,016	203,879,697
Mid-Cap Growth	319,994	288,324,104
Small-Cap Value	91,626	65,242,139
Small-Cap Core(1)	3,884	1,630,342
Small-Cap Growth	1,924,291	1,094,293,623
Global Low Volatility Equity(2)	2,720	4,589,230

Fund	Brokerage Commissions Paid to Brokers Who Provided Brokerage and Research Services	Principal Value of Transactions
Pyrford Global Equity(1)	$2,707	$1,200,356
Pyrford International Stock	306,158	137,387,611
LGM Emerging Markets Equity	307,974	141,205,817
TCH Emerging Markets Bond(2)	N/A	N/A
Ultra Short Tax-Free	N/A	N/A
Short Tax-Free	N/A	N/A
Short-Term Income	N/A	N/A
Intermediate Tax-Free	3,980	3,257,619
Mortgage Income	N/A	N/A
TCH Intermediate Income	N/A	N/A
TCH Corporate Income	N/A	N/A
TCH Core Plus Bond	N/A	N/A
Monegy High Yield Bond	N/A	N/A
Multi-Asset Income(1)	9,788	13,769,855
Government Money Market	N/A	N/A
Tax-Free Money Market	N/A	N/A
Prime Money Market	N/A	N/A
Target Retirement 2010	N/A	N/A
Target Retirement 2015(1)	N/A	N/A
Target Retirement 2020	N/A	N/A
Target Retirement 2025(1)	N/A	N/A
Target Retirement 2030	N/A	N/A
Target Retirement 2035(1)	N/A	N/A
Target Retirement 2040	N/A	N/A
Target Retirement 2045(1)	N/A	N/A
Target Retirement 2050	N/A	N/A
Target Retirement 2055(1)	N/A	N/A
Conservative Allocation(3)	N/A	N/A
Moderate Allocation(3)	N/A	N/A
Balanced Allocation(3)	N/A	N/A
Growth Allocation(3)	N/A	N/A
Aggressive Allocation(3)	N/A	N/A

(1)	The fees paid in 2014 by Small-Cap Core, Pyrford Global Equity, Multi-Asset Income, Target Retirement 2015, Target Retirement 2025, Target Retirement 2035, Target Retirement 2045, and Target Retirement 2055 are for the period from December 27, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.

(2)	The fees paid in 2014 by Global Low Volatility Equity and TCH Emerging Markets Bond are for the period from September 30, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.

(3)	The fees paid in 2014 by the Conservative Allocation, Moderate Allocation, Balanced Allocation, Growth Allocation, and Aggressive Allocation are for the period from May 30, 2014, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.

The Target Date and Target Risk Funds will not incur any brokerage commissions for purchasing shares of underlying funds. However, a Fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term and other securities for the Fund. Each underlying fund in which the Target Date and Target Risk Funds invest has policies with respect to the execution of the underlying fund’s portfolio transactions, which are described in the applicable statement of additional information.

The Adviser generally seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and other advisory accounts. There can be no assurance that a particular purchase or sale opportunity will be allocated to a Fund. In making allocations between the Funds, and between a Fund and other advisory accounts, certain factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

For the fiscal years ended August 31, 2014, 2013, and 2012, the Funds paid the following brokerage commissions.

	For the fiscal year ended August 31
Fund	2014		2013		2012
Low Volatility Equity	$28,113		$29,279	(1)	N/A
Dividend Income	$63,142		$48,879		$66,621	(3)
Large-Cap Value	$186,752		$189,690		$215,393
Large-Cap Growth	$145,473		$247,155		$260,353
Mid-Cap Value	$204,529		$259,806		$222,832
Mid-Cap Growth	$342,947		$314,922		$513,893
Small-Cap Value	$96,602		$92,398		$52,135
Small-Cap Core	$6,745	(5)	N/A		N/A
Small-Cap Growth	$1,924,291		$1,629,972		$1,703,453
Global Low Volatility Equity	$2,720	(6)	N/A		N/A
Pyrford Global Equity	$2,707	(5)	N/A		N/A
Pyrford International Stock	$306,158		$284,291		$194,305	(3)
LGM Emerging Markets Equity	$307,974	(4)	$202,150	(4)	$100,393
TCH Emerging Markets Bond	—	(6)	N/A		N/A
Ultra Short Tax-Free	$80		$320		$125
Short Tax-Free	$112		—	(2)	N/A
Short-Term Income	—		—		—
Intermediate Tax-Free	$12,228		$19,970		$1,044
Mortgage Income	—		$5,029		$1,397
TCH Intermediate Income	—		—		—
TCH Corporate Income	—		—		—
TCH Core Plus Bond	—		—		—
Monegy High Yield Bond	—		—		$4,173	(3)
Multi-Asset Income	$14,023	(5)	N/A		N/A
Government Money Market	—		—		—
Tax-Free Money Market	—		—		—
Prime Money Market	—		—		—
Target Retirement 2010	—		N/A		N/A
Target Retirement 2015	—	(5)	N/A		N/A
Target Retirement 2020	—		N/A		N/A
Target Retirement 2025	—	(5)	N/A		N/A
Target Retirement 2030	—		N/A		N/A
Target Retirement 2035	—	(5)	N/A		N/A
Target Retirement 2040	—		N/A		N/A
Target Retirement 2045	—	(5)	N/A		N/A
Target Retirement 2050	—		N/A		N/A
Target Retirement 2055	—	(5)	N/A		N/A

	For the fiscal year ended August 31
Fund	2014		2013	2012
Conservative Allocation	—	(7)	N/A	N/A
Moderate Allocation	—	(7)	N/A	N/A
Balanced Allocation	—	(7)	N/A	N/A
Growth Allocation	—	(7)	N/A	N/A
Aggressive Allocation	—	(7)	N/A	N/A

(1)	Amounts for Low Volatility Equity are for the period from September 28, 2012, the Fund’s inception date, to August 31, 2013, the end of the Fund’s fiscal year.
(2)	Amounts for Short Tax-Free are for the period from November 29, 2012, the Fund’s inception date, to August 31, 2013, the end of the Fund’s fiscal year.
(3)	Amounts for Dividend Income, Pyrford International Stock, and Monegy High Yield Bond are for the period from December 29, 2011, each Fund’s inception date, to August 31, 2012, the end of each Fund’s fiscal year.
(4)	The increase in brokerage commissions paid by LGM Emerging Markets Equity in 2013 and 2014 is due to an increase in assets under management in the Fund.
(5)	The fees paid in 2014 by Small-Cap Core, Pyrford Global Equity, Multi-Asset Income, Target Retirement 2015, Target Retirement 2025, Target Retirement 2035, Target Retirement 2045, and Target Retirement 2055 are for the period from December 27, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.
(6)	The fees paid in 2014 by Global Low Volatility Equity and TCH Emerging Markets Bond are for the period from September 30, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.
(7)	The fees paid in 2014 by the Conservative Allocation, Moderate Allocation, Balanced Allocation, Growth Allocation, and Aggressive Allocation are for the period from May 30, 2014, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.

Unless otherwise noted below, during the fiscal year ended August 31, 2014, the Funds did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act).

Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 8/31/14)
Dividend Income
	JP Morgan	$3.1 million
LGM Emerging Markets Equity
	Citigroup	$3.3 million
TCH Intermediate Income Bond
	Bank of America Corp.	$1.0 million
	Barclays Bank PLC	$1.5 million
	Goldman Sachs	$2.0 million
	HSBC Finance Corp.	$2.0 million
	ING Bank NV	$1.1 million
	Jefferies Group, Inc.	$1.1 million
	JP Morgan Chase & Co.	$2.0 million
	Leucadia National Corp.	$1.9 million
	Mizuho Financial Group Cayman 3	$1.1 million
	Morgan Stanley	$3.3 million
	Nomura Holdings, Inc.	$1.0 million
	Standard Chartered PLC	$1.1 million

Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 8/31/14)
TCH Corporate Income
	Bank of America Corp.	$2.5 million
	BB&T Corporation	$25.0 million
	Citigroup, Inc.	$10.8 million
	Deutsche Bank AG London	$1.0 million
	Goldman Sachs	$3.0 million
	HSBC USA, Inc.	$1.5 million
	Jefferies Group, Inc.	$2.3 million
	JP Morgan Chase & Co.	$1.8 million
	Leucadia National Corp.	$1.6 million
	Merrill Lynch	$0.3 million
	Morgan Stanley	$2.5 million
	Nomura Holdings, Inc.	$1.5 million
	Wachovia Corp.	$0.8 million
	Wells Fargo & Co.	$3.3 million
TCH Core Plus Bond
	Bank of America Corp.	$5.0 million
	Citigroup, Inc.	$9.0 million
	Deutsche Bank AG London	$3.0 million
	Goldman Sachs	$22.6 million
	HSBC USA, Inc.	$4.0 million
	ING Bank NV	$14.9 million
	Jefferies Group, Inc.	$5.9 million
	JP Morgan Chase & Co.	$25.1 million
	Leucadia National Corp.	$7.5 million
	Merrill Lynch	$0.3 million
	Morgan Stanley	$12.3 million
	Nomura Holdings, Inc.	$4.1 million
	Royal Bank of Canada	$0.8 million
	Standard Chartered PLC	$3.8 million
	Wells Fargo & Co.	$5.0 million
Prime Money Market
	Deutsche Bank	$150.0 million
	Credit Suisse	$30.0 million
	Goldman Sachs	$185.0 million
	Merrill Lynch	$100.0 million
	Prudential	$40.0 million
	JP Morgan	$143.0 million
	Royal Bank of Canada	$114.4 million
	Skandinaviska Enskilda Banken	$130.0 million
	Toronto Dominion	$100.0 million
	Toyota	$90.0 million
	HSBC	$50.0 million
	State Street	$76.5 million
	Wells Fargo	$125.0 million
Government Money Market
	Barclays	$25.0 million
	Deutsche Bank	$105.0 million
	Goldman Sachs	$15.0 million
	Merrill Lynch	$105.0 million
	State Street	$27.4 million

INFORMATION ABOUT THE FUNDS’ SERVICE PROVIDERS

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Funds, the Adviser, each Sub-Adviser and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund directors, and certain other employees (Access Persons). Although the codes permit Access Persons to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Administrator and Shareholder Servicing Agent

The Adviser serves as the administrator to the Funds. As administrator, effective June 1, 2015 the Adviser is entitled to receive fees from each of the Equity, International and Global, and Fixed Income Funds at an annual rate of 0.15% of each Fund’s ADNA.

The Adviser, as administrator, is entitled to receive fees from the Target Date and Target Risk Funds at an annual fee equal to 0.15% of each Fund’s Class Y, Class I, and Class R3 assets. The Adviser is currently not charging the administrative fee for each Fund’s Class R6 shares.

The Adviser, as administrator, is entitled to receive fees from the Money Market Funds at the following annual rates based on the aggregate ADNA of the Money Market Funds combined:

Fee	Fund’s ADNA
0.040%	on the first $2 billion
0.030%	on the next $2 billion
0.025%	on the next $2 billion
0.020%	on the next $2 billion
0.010%	on ADNA in excess of $8 billion

The aggregate fees paid by the Money Market Funds are allocated to each Fund based on its assets.

Prior to June 1, 2015, as administrator, the Adviser was entitled to receive fees from each of the Equity (except Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, and Small-Cap Core), International and Global (except Pyrford Global Equity and Pyrford International Stock), and Fixed Income Funds (except Multi-Asset Income) at the following annual rates as a percentage of the Fund’s ADNA:

Fee	Fund’s ADNA
0.0925%	on the first $250 million
0.0850%	on the next $250 million
0.0800%	on the next $200 million
0.0400%	on the next $100 million
0.0200%	on the next $200 million
0.0100%	on ADNA in excess of $1.0 billion

For the fiscal periods ended August 31, 2014, 2013, and 2012, BMO Harris Bank or the Adviser, as applicable, was paid (net of waivers) the following fees for services as administrator.

	For the fiscal year ended August 31
Fund	2014	2013		2012
Low Volatility Equity	$44,547	$18,975	(1)	N/A
Dividend Income	$99,566	$86,190		$35,817	(3)

	For the fiscal year ended August 31
Fund	2014		2013		2012
Large-Cap Value	$209,339		$170,522		$134,289
Large-Cap Growth	$199,073		$196,897		$160,391
Mid-Cap Value	$348,001		$245,378		$217,045
Mid-Cap Growth	$281,853		$224,901		$220,995
Small-Cap Value	$74,493		$40,598		$25,806
Small-Cap Core	$2,872	(4)	N/A		N/A
Small-Cap Growth	$647,014		$543,862		$479,258
Global Low Volatility Equity	$1,259	(5)	N/A		N/A
Pyrford Global Equity	$1,056	(4)	N/A		N/A
Pyrford International Stock	$316,135		$142,695		$63,620	(3)
LGM Emerging Markets Equity	$141,171		$88,635		$49,106
TCH Emerging Markets Bond	$6,264	(5)	N/A		N/A
Ultra Short Tax-Free	$589,320		$652,551		$498,635
Short Tax-Free	$70,097		$28,515	(2)	N/A
Short-Term Income	$221,718		$198,866		$155,671
Intermediate Tax-Free	$708,198		$710,718		$610,265
Mortgage Income	$140,600		$186,555		$215,179
TCH Intermediate Income	$128,635		$145,140		$148,180
TCH Corporate Income	$136,068		$134,820		$105,190
TCH Core Plus Bond	$650,528		$282,475		$125,946
Monegy High Yield Bond	$91,585		$94,175		$49,591	(3)
Multi-Asset Income	$25,333	(4)	N/A		N/A
Government Money Market	$191,603		$159,125		$163,631
Tax-Free Money Market	$257,276		$294,121		$285,360
Prime Money Market	$1,166,780		$1,147,926		$1,130,002
Target Retirement 2010	$18,223		N/A		N/A
Target Retirement 2015	$136	(4)	N/A		N/A
Target Retirement 2020	$81,839		N/A		N/A
Target Retirement 2025	$76	(4)	N/A		N/A
Target Retirement 2030	$83,437		N/A		N/A
Target Retirement 2035	$118	(4)	N/A		N/A
Target Retirement 2040	$48,803		N/A		N/A
Target Retirement 2045	$59	(4)	N/A		N/A
Target Retirement 2050	$29,850		N/A		N/A
Target Retirement 2055	$117	(4)	N/A		N/A
Conservative Allocation	$25,117	(6)	N/A		N/A
Moderate Allocation	$23,460	(6)	N/A		N/A
Balanced Allocation	$115,522	(6)	N/A		N/A
Growth Allocation	$36,020	(6)	N/A		N/A
Aggressive Allocation	$39,468	(6)	N/A		N/A

(1)	The fees paid by Low Volatility Equity are for the period from September 28, 2012, the Fund’s inception date, to August 31, 2013, the end of the Fund’s fiscal year.
(2)	The fees paid by Short Tax-Free are for the period from November 29, 2012, the Fund’s inception date, to August 31, 2013, the end of the Fund’s fiscal year.
(3)	The fees paid by Dividend Income, Pyrford International Stock, LGM Emerging Markets Equity, and Monegy High Yield Bond are for the period from December 29, 2011, each Fund’s inception date, to August 31, 2012, the end of each Fund’s fiscal year.

(4)	The fees paid in 2014 by Small-Cap Core, Pyrford Global Equity, Multi-Asset Income, Target Retirement 2015, Target Retirement 2025, Target Retirement 2035, Target Retirement 2045, and Target Retirement 2055 are for the period from December 27, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.
(5)	The fees paid in 2014 by Global Low Volatility Equity and TCH Emerging Markets Bond are for the period from September 30, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.
(6)	The fees paid in 2014 by the Conservative Allocation, Moderate Allocation, Balanced Allocation, Growth Allocation, and Aggressive Allocation are for the period from May 30, 2014, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year.

The administrator may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by the administrator include, but are not limited, to the following:

•	preparation, filing, and maintenance of the Corporation’s governing documents, minutes of Board meetings, and shareholder meetings;

•	preparation and filing with the SEC and state regulatory authorities, the Corporation’s registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

•	preparation, negotiation, and administration of contracts on behalf of a Fund;

•	supervision of the preparation of financial reports;

•	preparation and filing of federal and state tax returns;

•	assistance with the design, development, and operation of a Fund; and

•	provision of advice to the Funds and the Board.

The Adviser also serves as the shareholder servicing agent to the Funds. The services provided by the Adviser and the fees received for these services are described under “How are Fund Shares Sold? — Shareholder Services (Investor Class (Class Y) Shares Only).”

Sub-Administrator

UMBFS is the Funds’ sub-administrator pursuant to the Sub-Administration Agreement with the administrator. In connection with an internal restructuring, effective June 1, 2012, the Sub-Administration Agreement between UMBFS and M&I Trust (now, BMO Harris Bank) was assigned from M&I Trust to the Adviser. Under the Sub-Administration Agreement, the functions performed by UMBFS include and relate to, but are not limited to, the following:

•	review and filing with the SEC and state regulatory authorities of the Corporation’s registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

•	drafting and reviewing of the Funds’ annual and semi-annual reports;

•	various services relating to the shareholder and Board meetings, such as preparing and obtaining executed authorized signatures, attendance at Board meetings, and drafting of proxy materials;

•	obtaining CUSIPs, NASDAQ symbols, and IRS tax identification numbers;

•	coordination and facilitation of external audits by the Corporation’s independent auditors and regulatory examinations of the Corporation;

•	follow-up on any issues surrounding reporting of performance for the Funds; and

•	preparation of the Corporation’s tax returns.

For its services, UMBFS is entitled to receive from the administrator with respect to each of the Funds (other than the Money Market Funds), in addition to a monthly multi-class fee of $200 per class and out-of-pocket expenses, fees at the following annual rates as a percentage of the Fund’s ADNA:

ADNA	Fee (Domestic Funds)	Fee (International Funds)
Up to $200 million	0.0090%	0.0300%
Next $200 million	0.0085	0.0250
Next $200 million	0.0075	0.0200
Next $200 million	0.0065	0.0175
Next $200 million	0.0055%	0.0150%
Next $200 million	0.0045	0.0125
Over $1.2 billion	0.0035	0.0100

With respect to the Money Market Funds, UMBFS receives from the administrator, in addition to a monthly multi-class fee of $200 per class and out-of-pocket expenses, fees at the following annual rate as a percentage of the Fund’s ADNA:

ADNA	Fee
Up to $250 million	0.0055%
Next $250 million	0.0050
Next $250 million	0.0045
Next $1.75 billion	0.0030
Next $2.5 billion	0.0025
Next $2.5 billion	0.0020
Over $7.5 billion	0.0015

For the fiscal years ended August 31, 2014, 2013, and 2012, BMO Harris Bank as administrator paid UMBFS $1,072,342, $804,112, and $673,163, respectively, under the Sub-Administration Agreement.

Securities Lending

Certain of the Funds engage in securities lending and pay a portion of the net revenue earned on securities lending activities to BMO Harris Bank for its services as a securities lending agent. The following Funds paid the amounts listed for the fiscal year ended August 31, 2014.

Fund	Securities Lending Fees Paid
Low Volatility Equity	$1,979
Dividend Income	$7,696
Large-Cap Value	$18,272
Large-Cap Growth	$19,102
Mid-Cap Value	$45,749
Mid-Cap Growth	$107,876
Small-Cap Value	$14,004
Small-Cap Core	$267
Small-Cap Growth	$700,231
Short-Term Income	$18,157
Mortgage Income	$9,401
TCH Intermediate Income	$19,638
TCH Corporate Income	$16,762
TCH Core Plus Bond	$113,209
Multi-Asset Income	$5,987

Payments to Financial Intermediaries

The Adviser, BMO Harris Bank, BMO Harris Financial Advisors, Inc., BID, and/or their affiliates may pay compensation, out of their own assets and not as an additional charge to each Fund, to financial intermediaries, including their affiliates, for services provided to clients who hold Fund shares, for introducing new shareholders to the Funds and for other services. These payments may vary in amount and generally range from 0.05% to 0.40%.

The Adviser, BMO Harris Bank, BMO Harris Financial Advisors, Inc., BID, and/or their affiliates currently anticipate that such payments may be made to the following financial intermediaries.

Financial Intermediaries

Advisors Clearing Network

American Portfolios Financial Services, Inc.

American United Life Insurance

Ameriprise Financial Services, Inc.

Apex Clearing Corporation

Ascensus

Ausdal Financial Partners

B.C. Ziegler and Company

BancWest Investment Services, Inc.

BB&T Investment Services, Inc.

BB&T Securities, LLC

BBVA Compass Investment Solutions, a Division of BBVA Securities Inc.

Benjamin F. Edwards & Co.

Bernard Herold & Co. Inc.

BMO Harris Bank N.A.

BMO Harris Financial Advisors

Cadaret, Grant & Co., Inc.

Cambridge Investment Research, Inc.

CapFinancial Partners, LLC d/b/a CapTrust Financial Advisors

Capital One Investment Services

Celera Systems, LLC

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Charles Schwab & Company, Inc.

Chase Investment Services Corp.

Citigroup Global Markets Inc.

Comerica Bank

Community Bank c/o Hand Benefits & Trust Co.

Concorde Investment Services LLC

COR Clearing

Credit-Suisse Securities USA LLC

CRI Securities, LLC

CUSO Financial Services, LP

D.A. Davidson & Co.

Duncan-Williams, Inc.

E*Trade Clearing, LLC

Edward D. Jones & Co. LP

EFC Financial Services, LLC

Fidelity Brokerage Services LLC

Fintegra, LLC

First Clearing, LLC

First National Bank & Trust—Ardmore

First National Bank of Omaha

First Republic Securities Company, LLC

First Southwest Company

Foothill Securities, Inc.

Girard Securities, Inc.

GWFS Equities, Inc.

H.C. Denison Co.

Hand Securities Inc.

Harbour Investments

Hartford Life Insurance Company

Hilliard Lyons

ING Direct Investing, Inc.

Investment Professionals, Inc.

JP Morgan Securities LLC

KMS Financial Services, Inc.

LaSalle Bank N.A.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Litman Gregory Analytics, LLC

LPL Financial LLC

Maplewood Investment Advisors, Inc.

Mass Mutual Life Insurance Company

Merrill, Lynch, Pierce, Fenner & Smith Incorporated

Mesirow Financial, Inc.

MetLife Securities, Inc. (The MetLife Broker Dealer Group)

Mid Atlantic Capital Corp.

Money Concepts Capital Corp.

Morgan Stanley & Co. LLC

Morgan Stanley Smith Barney LLC

National Financial Services LLC

Newbridge Securities Corporation

Northwestern Mutual Investment Services LLC

OneAmerica Securities, Inc.

P.J. Robb Variable Corp.

Park Avenue Securities LLC

People’s Securities, Inc.

Pershing Advisor Solutions LLC

Pershing LLC

PNC Capital Markets LLC

Portfolio Brokerage Services, Inc.

Princor Financial Services Corporation

ProEquities, Inc.

Prudential Insurance Company of America

Prudential Investment Management Services LLC

Prudential Investments LLC

Prudential Retirement

Financial Intermediaries

Questar Capital

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Reliance Trust Company, LLC

Ridge Clearing and Outsourcing Solutions, Inc.

Robert W. Baird & Co., Inc.

Ross, Sinclaire & Associates, LLC

Royal Alliance Associates, Inc.

Securian Financial Services Inc.

Securities America, Inc.

SEI Private Trust

StanCorp Equities, Inc.

Standard Insurance Company

Sterne Agee & Leach Inc.

Stifel Nicolaus & Co., Inc.

Stockcross Financial Services

SunGard Brokerage & Securities Services LLC

T.Rowe Price Investment Services, Inc.

TD Ameritrade Clearing

TD Ameritrade Trust Co.

TD Ameritrade, Inc.

Teachers Insurance and Annuity Association of America (TIAA-Cref)

The O.N. Equity Company

TIAA-CREF Individual and Institutional Services LLC

TIAA-CREF Trust Company, FSB

Trade-PMR, Inc.

Trust Company of America

U.S. Bancorp Investments, Inc.

UBS Financial Services Inc.

UMB Bank n.a.

Union First Market Bank

United Planners Financial Services of America

USAA Investment Management Company

Uvest Financial Services Group Inc.

Valic Financial Advisors, Inc.

VALIC Retirement Services Company

Vanguard Group, Inc.

VOYA Financial Partners, LLC

VOYA Institutional Plan Services, LLC

VOYA Retirement Insurance and Annuity Company

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC

Wells Fargo Bank N.A.

Wells Fargo Institutional Trust Services

Wells Fargo Retirement Plan Services

Wells Fargo Securities, LLC

Wells Fargo Trust Operations

Westport Resources Investment Services

Wilmington Trust Retirement and Institutional Services Company

Winslow, Evans & Crocker, Inc.

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds’ average net assets for the period plus out-of-pocket expenses.

Each Fund may pay amounts to third parties, such as banks, broker-dealers, or affiliated entities, including BMO Harris Bank, that provide recordkeeping services, shareholder servicing, and/or other administrative services to the Funds.

Fund Accountants

UMBFS, 285 West Galena Street, Milwaukee, Wisconsin, provides fund accounting services to the Funds, except Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, TCH Emerging Markets Bond, and LGM Emerging Markets Equity.

State Street Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, provides fund accounting services to Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, TCH Emerging Markets Bond, and LGM Emerging Markets Equity.

For their services, UMBFS and State Street Bank & Trust Company receive a fee based on net assets of the Funds.

Custodians

BMO Harris Bank, 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin, an indirect wholly-owned subsidiary of BMO Corp., is a custodian for the securities and cash of the Funds, except Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, TCH Emerging Markets Bond, and LGM Emerging Markets Equity. For its services as custodian, BMO Harris Bank receives an annual fee, payable monthly, based on a percentage of a Fund’s average aggregate daily net assets.

State Street Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, is a custodian for the securities and cash of Global Low Volatility Equity, Pyrford Global Equity, Pyrford International Stock, TCH Emerging Markets Bond, and LGM Emerging Markets Equity.

Independent Registered Public Accounting Firm

The independent registered public accounting firm for the Funds, KPMG LLP, 777 East Wisconsin Avenue, Milwaukee, WI 53202, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds’ financial statements and financial highlights are free of material misstatements.

PERFORMANCE

From time to time, when available, the yield and total return of the Investor Class, Institutional Class, Class A, Class R3, and/or Class R6 shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds (toll free) at 1-800-236-FUND (3863).

FINANCIAL STATEMENTS

The audited financial statements for the Funds’ fiscal year ended August 31, 2014 are incorporated herein by reference from the Funds’ Annual Report dated August 31, 2014 (File Nos. 33-48907 and 811-58433). A copy of the Annual Report for a Fund may be obtained without charge by contacting BMO Funds U.S. Services at the address located on the back cover of the SAI or by calling BMO Funds U.S. Services at 1-414-287-8555 or 1-800-236-FUND (3863).

BMO Global Asset Management is the brand name for various affiliated entities of BMO Financial Group that provide investment management, retirement, and trust and custody services. Certain of the products and services offered under the brand name BMO Global Asset Management are designed specifically for various categories of investors in a number of different countries and regions and may not be available to all investors. Products and services are only offered to such investors in those countries and regions in accordance with applicable laws and regulations. BMO Financial Group is a service mark of Bank of Montreal.

APPENDIX A

RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

App. A-1

D

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

SPUR (Standard & Poor’s Underlying Rating)

A SPUR rating is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of Standard & Poor’s and its affiliates (together Standard & Poor’s) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s does not act as a fiduciary or an investment advisor except where registered as such. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

Standard & Poor’s assigns qualifiers to ratings when appropriate. This section details active qualifiers.

Standard & Poor’s uses five qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addressed the principal portion of the obligation only. Likewise, the qualifier can indicate a limitation on the type of information used, such as “pi” for public information. A qualifier appears as a suffix and is part of the rating.

1. Federal Deposit Insurance Limit: “L” qualifier

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

App. A-2

2. Principal Payment: “p” qualifier

This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest portion is not rated.

3. Public Information Ratings: “pi” qualifier

Ratings with a ‘pi’ suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ suffix. Ratings with a ‘pi’ suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

4. Preliminary Ratings: “prelim” qualifier

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies.

•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to obligations of these entities’.

•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

5. Termination Structures: “t” qualifier

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

App. A-3

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

1. Contingent upon final documentation: “*” inactive qualifier

This symbol indicated that the rating was contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

2. Termination of obligation to tender: “c” inactive qualifier

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

3. U.S. direct government securities: “G” inactive qualifier

The letter “G” following the rating symbol when a fund’s portfolio consists primarily of direct U.S. Government securities.

4. Provisional Ratings: “pr” inactive qualifier

The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

5. Quantitative Analysis of publication information: “q” inactive qualifier

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

6. Extraordinary risks: “r” inactive qualifier

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers

1. Unsolicited: ‘unsolicited’ and ‘u’ identifier

The ‘u’ identifier and ‘unsolicited’ designation are unsolicited credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

2. Structured finance: “sf” identifier

The ‘sf’ identifier shall be assigned to ratings on “structured finance instruments” when required to comply with applicable law or regulatory requirement or when Standard & Poor’s believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness.

App. A-4

Local Currency and Foreign Currency Ratings

Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating

Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating

The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings—both high and low—to be able to note promptly any signs of change in status that may occur.

App. A-5

Limitations to Uses of Ratings*

Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*	As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

App. A-6

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

App. A-7

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance, Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

•	National scale ratings are only available in selected countries.

•	National scale ratings are only directly comparable with other national ratings in the same country. There is a certain correlation between national and global ratings but there is not a precise translation between the scales. The implied probability of default of a given national scale rating will vary over time.

•	The value of default studies for national ratings can be limited. Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time. As a result, a default study using only national ratings may not give an accurate picture of the historical relationship between ratings and default risk. Users should exercise caution if they wish to infer future default probabilities for national scale ratings using the historical default experience with international ratings and mapping tables to link the national and international ratings. As with ratings on any scale, the future will not necessarily follow the past.

•	Fitch attaches less confidence to conclusions about national scale default probabilities than for International Credit ratings. There has not been a comprehensive global study of default history among entities with national scales to show that their ex-post default experience has been consistent with ex-ante probabilities implied. This is due to the relatively short history of ratings in emerging markets and the restrictive relative nature of the national scales.

The above list is not exhaustive, and is provided for the reader’s convenience. Readers are requested to review the section Understanding Credit Ratings—Limitations and Usage for further information on the limitations of the agency’s ratings.

National Short-Term Credit Ratings

F1(xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)

Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

App. A-8

B(xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD: Restricted default

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx)

Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation and the promise we impute.

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

App. A-9

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

App. A-10

D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR

This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

App. A-11

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)

‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)

‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)

‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

App. A-12

BBB(xxx)

‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)

‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)

‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)

‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)

‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)

‘C’ National Ratings denote that default is imminent.

RD: Restricted default.

“RD” ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	a. the selective payment default on a specific class or currency of debt;

•	b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or

•	d. execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)

‘D’ National Ratings denote an issuer or instrument that is currently in default.

App. A-13

Notes to Long-Term and Short-Term National Ratings:

The ISO International country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

App. A-14

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

App. A-15

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*	For SBPA-backed VRDBS. The rating transitions are higher to allow for distance to downgrade to below-investment grade due to the presence of automatic termination events in the SBPAs

Reviewed November 12, 2014

App. A-16

APPENDIX B - ADDRESSES

The Funds:

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

Distributor:

BMO Investment Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

Adviser, Administrator, and Shareholder Servicing Agent:

BMO Asset Management Corp.

115 South LaSalle Street

Chicago, Illinois 60603

Sub-Adviser to Pyrford Global Equity and Pyrford International Stock:

Pyrford International Ltd.

79 Grosvenor Street

London

United Kingdom

Sub-Adviser to LGM Emerging Markets Equity:

LGM Investments Limited

95 Wigmore Street

London

United Kingdom

Sub-Adviser to TCH Emerging Markets Bond, TCH Intermediate Income, TCH Corporate Income, and TCH Core Plus Bond:

Taplin, Canida & Habacht, LLC

1001 Brickell Bay Drive, Suite 2100

Miami, Florida 33131

Sub-Adviser to Monegy High Yield Bond Fund:

Monegy, Inc.

302 Bay Street, 12th Floor

Toronto, ON, Canada M5X 1A1

Custodian

(except for Global Low Volatility Equity, Pyrford Global Equity Fund, Pyrford International Stock, LGM Emerging Markets Equity, and TCH Emerging Markets Bond):

BMO Harris Bank N.A.

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

App. B-1

Custodian and Portfolio Accounting Services Agent to Global Low Volatility Equity, Pyrford Global Equity Fund, Pyrford International Stock, LGM Emerging Markets Equity, and TCH Emerging Markets Bond:

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Transfer Agent and Dividend Disbursing Agent:

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02171

Sub-Administrator:

UMB Fund Services, Inc.

285 West Galena Street

Milwaukee, Wisconsin 53212

Portfolio Accounting Services Agent

(except for Global Low Volatility Equity, Pyrford Global Equity Fund, Pyrford International Stock, LGM Emerging Markets Equity, and TCH Emerging Markets Bond):

UMB Fund Services, Inc.

285 West Galena Street

Milwaukee, Wisconsin 53212

Legal Counsel:

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

KPMG LLP

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

App. B-2